UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Opportunity Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2017 to April 30, 2018

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2018
  (unaudited)

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report
April 30, 2018 (unaudited)

May 18, 2018

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the six-month period ended April 30, 2018.

Performance Summary
11/1/2017 – 4/30/2018

Fund & Benchmark	Performance
Class I1	1.79%
Class A1,2	1.81%
Class C1,2	1.43%
Credit Suisse Leveraged Loan Index[3]	2.59%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A positive period for the asset class

The six-month period ended April 30, 2018 was a positive one for the senior secured loan asset class. The Credit Suisse Leveraged Loan Index (the "Index"), the Fund's benchmark, returned 2.59% for the period. The discount margin for senior loans, using a three-year average life assumption, tightened 0.39% to end the period at +382 basis points. Principal appreciation was a contributor to performance, as the price of the Index increased 0.68% to finish the period at $98.23.

Despite volatility in most risk assets, there has been continued interest in the leveraged loan asset class. According to Standard & Poor's, there has been robust CLO issuance and four consecutive months of mutual fund flows into the market. CLO creation has exceeded expectations with more than $65.7 billion of issuance during the period. Although November and December experienced heavy outflows of $5.32 billion, $6.13 billion flowed back in from January through April to leave mutual fund flows roughly flat for the period.

Issuers have reacted to the market strength and heightened investor interest with significant issuance. During the six-month period, there has been $227 billion of issuance net of repricing activity. On a calendar year basis, although 2018 is lagging the record gross issuance seen in 2017, it is slightly ahead on a net basis compared to the same period last year. CLO issuance and institutional and retail interest in the asset class have been strong and, therefore, the asset class returns have continued to be positive.

1

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Fundamentals continue to be strong, with the par-weighted default rate ending the period at 2.35% — well below the historical range of 3.0-3.5% — as reported by JPMorgan.

From a quality point of view, returns were positive across rating classes within the Index. Distressed (CC, C, and Default) posted the highest returns, at 5.54%, followed by Split BB loans, which returned 3.93% during the period. Single B and Split BBB rated loans underperformed with respective returns of 1.85% and 2.09%.

Strategic Review and Outlook: Conditions point to continued positive return potential

For the six-month period ended April 30, 2018, the Fund underperformed the benchmark. Although security selection in oil contributed to relative performance, security selection in BB-rated securities and the broadcasting and entertainment sector detracted from performance. From an asset class perspective, the Fund's weightings in high yield and asset-backed energy also hurt relative performance.

Federal Reserve rate hikes, continued institutional and prime fund inflows, as well as heightened CLO formation have been supportive of the loan asset class. We believe that this, combined with steady economic fundamentals and low intermediate default expectations (outside sectors like retail that are experiencing secular shifts), should translate to positive demand for the asset class.

Further, although the potential for global volatility in risk assets may persist due to trade tensions and geopolitical headlines, economic performance looks to be supportive of continued interest rate increases which, in turn, are favorable for the floating rate nature of the loan asset class.

2

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

Additional principal risk factors for the Fund include conflict of interest risk, credit risk, foreign securities risk, interest rate risk, liquidity risk, market risk, prepayment risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2018; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or expense reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (2.97)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1.00%, was 0.44%.

3  Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

4

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Average Annual Returns as of April 30, 20181

	1 Year	5 Years	10 Years
Class I	4.02%	4.00%	6.18%
Class A Without Sales Charge	3.91%	3.77%	5.94%
Class A With Maximum Sales Charge	(0.97)%	2.76%	5.42%
Class C Without CDSC	3.14%	3.00%	5.14%
Class C With CDSC	2.14%	3.00%	5.14%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.76% for Class I shares, 1.01% for Class A shares and 1.76% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

5

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2018.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2018

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/18	$1,017.90	$1,018.10	$1,014.30
Expenses Paid per $1,000*	$3.50	$4.75	$8.49
Hypothetical 5% Fund Return
Beginning Account Value 11/01/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/18	$1,021.32	$1,020.08	$1,016.36
Expenses Paid per $1,000*	$3.51	$4.76	$8.50
	Class I	Class A	Class C
Annualized Expense Ratios**	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2018)

S&P Ratings**
A	0.6%
BBB	9.8
BB	31.1
B	42.1
CCC	5.1
CC	0.0[1]
NR	4.2
Subtotal	92.9
Equity and Other[1]	0.2
Short-Term Investments[2]	6.9
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P"). S&P is a main provider of ratings for Credit Asset Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

2  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2018, if applicable.

8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (80.7%)
Advertising (0.2%)
$1,995	MH Sub I LLC, LIBOR 1M + 3.750%(1)	(B, B2)	09/13/24	5.647	$1,997,890
5,980	MH Sub I LLC, LIBOR 1M + 7.500%(1)	(CCC+, Caa2)	09/15/25	9.397	6,043,538
					8,041,428
Aerospace & Defense (1.4%)
30,232	Avolon TLB Borrower 1 (US) LLC, LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	04/03/22	4.147	30,330,693
4,264	Fly Funding II Sarl, LIBOR 3M + 2.000%(1)	(BB+, Ba2)	02/09/23	3.800	4,273,952
8,799	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(1)	(B-, B3)	11/28/21	7.071	8,927,089
8,000	Swissport Investments S.A., LIBOR 1M + 4.375%(1),(2)	(B-, B2)	02/08/22	4.375	9,480,740
					53,012,474
Air Transportation (0.9%)
6,058	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	10/12/21	3.897	6,075,450
9,346	American Airlines, Inc., LIBOR 3M + 2.000%(1)	(BB+, Ba1)	12/14/23	3.897	9,367,192
19,132	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	06/26/20	3.900	19,184,676
					34,627,318
Auto Parts & Equipment (1.3%)
18,129	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba2)	04/06/24	4.150	18,247,878
21,353	CS Intermediate Holdco 2 LLC, LIBOR 3M + 2.000%(1)	(BBB-, Ba1)	11/02/23	4.302	21,519,844
8,105	U.S. Farathane LLC, LIBOR 3M + 3.500%(1),(3)	(B+, B2)	12/23/21	5.802	8,125,136
					47,892,858
Automakers (0.5%)
5,609	FCA U.S. LLC, LIBOR 1M + 2.000%(1)	(BBB-, Baa2)	12/31/18	3.900	5,633,335
7,313	TI Group Automotive Systems LLC, EURIBOR 3M + 2.750%(1),(2)	(BB-, Ba3)	06/30/22	3.500	8,880,237
4,231	TI Group Automotive Systems LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	06/30/22	4.401	4,262,792
					18,776,364
Banking (0.3%)
11,599	Citco Funding LLC, LIBOR 1M + 3.000%(1)	(B+, Ba3)	03/31/22	4.901	11,724,322
Building & Construction (1.0%)
19,522	Installed Building Products, Inc., LIBOR 1M + 2.500%(1),(3)	(BB, B1)	04/15/24	4.401	19,668,202
6,208	PGT, Inc., LIBOR 1M + 3.500%(1),(3)	(BB-, B2)	02/16/22	5.431	6,278,215
9,000	Triangle FM Services Holding GmbH, LIBOR 1M + 5.000%(1),(4)	(B, B2)	09/01/23	5.514	12,456,579
					38,402,996

See Accompanying Notes to Financial Statements.
9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building Materials (3.7%)
$4,000	Airxcel, Inc., LIBOR 1M + 4.500%(1)	(B, B3)	04/25/25	6.400	$4,030,000
1,650	Airxcel, Inc., LIBOR 1M + 8.750%(1)	(CCC+, Caa2)	04/27/26	10.649	1,608,750
26,196	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.000%(1)	(BB+, B1)	10/31/23	3.901	26,273,721
7,027	Beacon Roofing Supply, Inc., LIBOR 1M + 2.250%(1)	(BB+, B1)	01/02/25	4.128	7,077,415
7,967	C.H.I. Overhead Doors, Inc., LIBOR 1M + 3.250%(1),(3)	(B, B3)	07/29/22	5.151	7,982,397
7,543	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.500%(1),(3)	(BB-, B1)	09/30/23	4.410	7,580,232
2,582	HD Supply, Inc., LIBOR 3M + 2.250%(1)	(BBB-, Ba3)	08/13/21	4.552	2,603,058
12,656	HD Supply, Inc., LIBOR 3M + 2.500%(1)	(BBB-, Ba3)	10/17/23	4.802	12,756,858
6,951	Morsco, Inc., LIBOR 1M + 7.000%(1),(3)	(B+, B3)	10/31/23	8.901	7,089,650
21,253	Priso Acquisition Corp., LIBOR 1M + 3.000%(1)	(B+, B2)	05/08/22	4.901	21,363,274
11,158	SRS Distribution, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	08/25/22	5.318	11,226,126
2,250	SRS Distribution, Inc., LIBOR 1M + 8.750%(1)	(CCC+, Caa1)	02/24/23	10.651	2,320,313
10,608	Summit Materials Cos. I LLC, LIBOR 1M + 2.250%(1)	(BBB-, Ba2)	11/21/24	4.151	10,684,612
18,513	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/19/23	5.560	18,645,628
					141,242,034
Cable & Satellite TV (3.0%)
11,499	Altice U.S. Finance I Corp., LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/28/25	4.151	11,508,287
17,331	Charter Communications Operating LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	04/30/25	3.910	17,428,809
25,029	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba2)	07/17/25	4.147	24,994,371
4,840	CSC Holdings LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba2)	01/25/26	4.397	4,848,737
5,000	Unitymedia Finance LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	09/30/25	4.147	4,999,700
25,000	Unitymedia Finance LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	01/15/26	4.147	24,994,250
15,000	Ziggo Secured Finance B.V., EURIBOR 6M + 3.000%(1),(2)	(BB-, B1)	04/15/25	3.000	18,140,388
9,000	Ziggo Secured Finance Partnership, LIBOR 1M + 2.500%(1)	(BB-, B1)	04/15/25	4.397	8,968,140
					115,882,682
Chemicals (7.7%)
9,850	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 3M + 3.250%(1),(2)	(B, B1)	09/13/23	3.250	11,949,854
1,129	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(1)	(B, B1)	09/13/23	5.206	1,137,658
851	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(1)	(B, B1)	09/13/23	5.206	857,101
21,247	Alpha 3 B.V., LIBOR 3M + 3.000%(1)	(B, B1)	01/31/24	5.302	21,419,623
15,273	Ascend Performance Materials Operations LLC, LIBOR 1M + 5.250%(1)	(B+, B2)	08/12/22	7.306	15,368,552

See Accompanying Notes to Financial Statements.
10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$3,415	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3 .500%(1)	(B, B2)	11/18/23	5.401	$3,445,125
4,063	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(1)	(CCC, Caa2)	11/14/24	9.901	4,062,500
2,626	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	11/18/23	5.401	2,649,445
16,140	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	06/01/24	4.052	16,223,106
4,925	Azelis Finance S.A., LIBOR 1W + 3.750%(1)	(B, B2)	12/16/22	6.052	4,964,988
10,000	CeramTec Group GmbH, EURIBOR 3MO + 3.000%(1),(2)	(B, B2)	03/07/25	3.000	12,097,821
1,715	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(1)	(CCC, Caa1)	09/06/22	9.609	1,463,297
2,745	Ferro Corp., LIBOR 2M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.349	2,759,003
2,687	Ferro Corp., LIBOR 2M + 2.250%(1)	(BB-, Ba3)	02/14/24	4.349	2,700,301
1,955	Flint Group GmbH, EURIBOR 3M + 3.000%(1),(2)	(B-, B2)	09/07/21	3.750	2,288,488
279	Flint Group GmbH, LIBOR 3M + 3.000%(1)	(B-, B2)	09/07/21	5.359	268,098
1,688	Flint Group U.S. LLC, LIBOR 3M + 3.000%(1)	(B-, B2)	09/07/21	5.359	1,621,775
14,789	Gemini HDPE LLC, LIBOR 3M + 2.500%(1)	(BB, Ba2)	08/07/24	4.859	14,878,453
18,763	H.B. Fuller Co., LIBOR 1M + 2.000%(1)	(BB+, Ba2)	10/20/24	3.897	18,845,236
15,376	Houghton International, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	12/20/19	5.151	15,433,795
3,870	Houghton International, Inc., LIBOR 1M + 8.500%(1),(3)	(B-, Caa1)	12/20/20	10.401	3,894,187
9,699	INEOS Styrolution Group GmbH, LIBOR 2M + 2.000%(1)	(BB+, Ba2)	03/30/24	3.994	9,759,994
20,251	Ineos U.S. Finance LLC, LIBOR 1M + 2.000%(1)	(BB+, Ba1)	03/31/24	3.901	20,342,886
3,023	MacDermid, Inc., LIBOR 1M + 3.000%(1)	(BB-, B2)	06/07/23	4.901	3,047,802
5,940	Preferred Proppants LLC, LIBOR 3M + 5.750%(1),(3),(5)	(CCC, NR)	07/27/20	8.052	5,583,487
12,709	Preferred Proppants LLC, LIBOR 3M + 7.750%(1),(3),(5)	(CCC, Caa2)	07/27/20	10.052	12,104,972
9,589	Ravago Holdings America, Inc., LIBOR 3M + 2.750%(1),(3)	(BB-, B2)	06/30/23	5.060	9,661,169
8,744	Solenis International LP, LIBOR 3M + 6.750%(1)	(CCC+, Caa1)	07/31/22	8.734	8,419,147
2,416	Solenis International LP, LIBOR 3M + 3.250%(1)	(B-, B2)	07/31/21	5.234	2,420,676
2,389	Sonneborn LLC, LIBOR 1M + 3.750%(1),(3)	(B+, B1)	12/10/20	5.651	2,419,174
422	Sonneborn Refined Products B.V., LIBOR 1M + 3.750%(1),(3)	(B+, B1)	12/10/20	5.651	426,914
2,828	Tronox Blocked Borrower LLC, LIBOR 3M + 3.000%(1)	(BB-, Ba3)	09/22/24	5.302	2,860,143
6,525	Tronox Finance LLC, LIBOR 3M + 3.000%(1)	(BB-, Ba3)	09/22/24	5.302	6,600,330
8,857	U.S. Silica Co., Prime + 2.000%(1)	(B+, B1)	07/23/20	6.750	8,964,713
17,543	Univar, Inc., LIBOR 1M + 2.500%(1)	(BB, B1)	07/01/24	4.401	17,720,031
15,918	UTEX Industries, Inc., LIBOR 1M + 4.000%(1)	(CCC+, B3)	05/22/21	5.901	15,699,031

See Accompanying Notes to Financial Statements.
11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$2,993	Vantage Specialty Chemicals, Inc., LIBOR 3M + 4.000%(1)	(B-, B3)	10/28/24	6.302	$3,026,166
3,978	Vantage Specialty Chemicals, Inc., LIBOR 1M + 8.250%(1)	(CCC, Caa2)	10/27/25	10.151	4,008,105
2,250	Zep, Inc., LIBOR 2M + 8.250%(1)	(CCC, Caa2)	08/11/25	10.306	2,247,188
					293,640,334
Consumer/Commercial/Lease Financing (0.4%)
14,701	Infinity Acquisition LLC, LIBOR 3M + 3.000%(1)	(B+, B1)	08/06/21	5.302	14,769,539
Diversified Capital Goods (1.0%)
5,158	Compass Group Diversified Holdings LLC, LIBOR 1M + 2.500%(1)	(BB, Ba3)	04/06/25	4.401	5,200,834
16,133	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(1)	(B+, Ba3)	11/30/23	5.887	16,142,836
1,080	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(1)	(BB-, B2)	12/31/21	4.910	1,088,116
3,473	Dynacast International LLC, LIBOR 3M + 3.250%(1)	(B, B1)	01/28/22	5.552	3,497,041
3,756	Electrical Components International, Inc., LIBOR 3M + 4.750%(1)	(B, B1)	05/28/21	7.052	3,777,537
8,710	Hayward Industries, Inc., LIBOR 1M + 3.500%(1)	(B, B3)	08/05/24	5.401	8,775,359
1,631	Horizon Global Corp., LIBOR 1M + 4.500%(1),(3)	(NR, B1)	06/30/21	6.401	1,651,542
					40,133,265
Electronics (4.4%)
16,777	Brooks Automation, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	10/04/24	4.500	16,871,384
26,754	Cavium, Inc., LIBOR 1M + 2.250%(1),(3)	(BB, Ba3)	08/16/22	4.150	26,937,706
2,494	EXC Holdings III Corp., LIBOR 6M + 3.500%(1)	(B-, B2)	12/02/24	5.161	2,513,488
26,284	M/A-COM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(B, Ba3)	05/17/24	4.151	25,889,526
26,638	Microsemi Corp., LIBOR 1M + 2.000%(1)	(BB, Ba2)	01/15/23	3.898	26,735,813
13,367	Oberthur Technologies S.A., LIBOR 3M + 3.750%(1)	(B-, B2)	01/10/24	6.052	13,354,976
7,000	Oberthur Technologies S.A., EURIBOR 3M + 3.750%(1),(2)	(B-, B2)	01/10/24	3.750	8,428,090
9,458	ON Semiconductor Corp., LIBOR 1M + 2.000%(1)	(BB, Baa3)	03/31/23	3.901	9,530,242
13,271	Seattle Spinco, Inc., LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	4.651	13,255,843
8,410	Sophia LP, LIBOR 3M + 3.250%(1)	(B, B2)	09/30/22	5.552	8,459,009
14,061	Tempo Acquisition LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/01/24	4.901	14,158,881
					166,134,958
Energy - Exploration & Production (0.8%)
16,858	Chief Exploration & Development LLC, LIBOR 2M + 6.500%(1),(5)	(NR, NR)	05/16/21	8.416	16,736,467
13,100	W&T Offshore, Inc.(5),(6)	(B-, Caa2)	05/15/20	9.000	13,187,311
					29,923,778

See Accompanying Notes to Financial Statements.
12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Environmental (0.3%)
$10,007	GFL Environmental, Inc., LIBOR 3M + 2.750%(1)	(BB-, Ba2)	09/29/23	5.052	$10,036,313
Food & Drug Retailers (0.3%)
3,000	Holland & Barrett International, EURIBOR 3M + 4.250%(1),(2)	(B, B2)	08/09/24	4.250	3,548,228
3,000	Holland & Barrett International, LIBOR 3M + 5.250%(1),(4)	(B, B2)	08/04/24	5.886	4,039,078
3,251	Smart & Final Stores LLC, LIBOR 1M + 3.500%(1)	(B, Caa1)	11/15/22	5.401	3,188,210
					10,775,516
Food - Wholesale (1.7%)
13,624	Allflex Holdings III, Inc., LIBOR 6M + 3.250%(1)	(B, B2)	07/20/20	5.138	13,729,171
954	Allflex Holdings III, Inc., LIBOR 3M + 7.000%(1)	(B-, Caa2)	07/19/21	9.362	959,412
10,058	Dole Food Co., Inc., LIBOR 1M + 2.750%(1)	(B-, B1)	04/06/24	4.648	10,118,159
2,000	Jacobs Douwe Egberts International B.V., EURIBOR 3M + 2.250%(1),(2)	(BB, Ba2)	11/02/21	2.250	2,425,762
12,101	JBS USA, LLC, LIBOR 3M + 2.500%(1)	(BB-, B1)	10/30/22	4.678	12,108,161
5,955	Post Holdings, Inc., LIBOR 1M + 2.000%(1)	(BB-, Ba2)	05/24/24	3.900	5,989,569
18,780	U.S. Foods, Inc., LIBOR 1M + 2.500%(1)	(BBB-, B1)	06/27/23	4.401	18,973,316
					64,303,550
Forestry & Paper (0.1%)
4,937	Pregis Corp., LIBOR 3M + 3.500%(1)	(B, B3)	05/14/21	5.802	4,959,754
Gaming (2.9%)
14,065	Aristocrat Leisure Ltd., LIBOR 3M + 2.000%(1)	(BB+, Ba1)	10/19/24	4.359	14,160,179
7,055	CBAC Borrower LLC, LIBOR 1M + 4.000%(1)	(B, B3)	07/05/24	5.901	7,138,722
19,800	Eldorado Resorts LLC, LIBOR 1M + 2.250%(1),(3)	(BB, Ba2)	04/17/24	4.180	19,961,015
4,458	Gateway Casinos & Entertainment Ltd., LIBOR 6M + 3.000%(1)	(BB-, Ba3)	12/01/23	5.473	4,499,816
4,000	GVC Holdings PLC, EURIBOR 6M + 2.750%(1),(2)	(BB, Ba2)	03/02/23	2.750	4,832,797
15,000	Jackpotjoy PLC, LIBOR 1M + 5.250%(1)	(B+, B1)	12/06/24	5.781	20,789,373
11,910	Las Vegas Sands LLC, LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	03/27/25	3.651	11,987,247
23,486	MGM Growth Properties Operating Partnership LP, LIBOR 1M + 2.000%(1)	(BB+, Ba3)	04/25/23	3.901	23,645,240
2,500	Stars Group Holdings B.V., LIBOR 3M + 3.250%(1),(2)	(B+, B2)	03/28/25	3.250	3,026,162
					110,040,551
Gas Distribution (0.3%)
10,919	Oryx Southern Delaware Holdings, LLC, LIBOR 1M + 3.250%(1),(3)	(B+, B2)	02/09/25	5.151	10,959,517
Health Facilities (1.3%)
14,720	HCA, Inc., LIBOR 1M + 1.500%(1)	(BBB-, Ba1)	06/10/20	3.401	14,821,200
3,312	HCA, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	03/18/23	3.651	3,334,252
11,677	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(1),(3)	(B, B1)	02/22/24	7.438	11,764,715

See Accompanying Notes to Financial Statements.
13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Facilities
$6,549	Surgery Center Holdings, Inc., LIBOR 1M + 3.250%(1)	(B, B1)	09/02/24	5.160	$6,572,912
13,911	Western Dental Services, Inc., LIBOR 1M + 4.500%(1)	(B-, B3)	06/23/23	6.401	14,050,393
					50,543,472
Health Services (0.6%)
5,997	Envision Healthcare Corp., LIBOR 1M + 3.000%(1)	(BB-, Ba3)	12/01/23	4.910	6,030,263
6,890	Onex Carestream Finance LP, LIBOR 1M + 4.000%(1)	(B, B1)	06/07/19	5.901	6,937,893
4,000	Quintiles IMS, Inc., LIBOR 3M + 2.000%(1)	(BBB-, Ba1)	01/17/25	4.302	4,024,500
3,049	Valitas Health Services, Inc., LIBOR 3M + 5.000%(1),(3),(5)	(NR, NR)	04/14/22	8.250	1,295,884
992	Valitas Health Services, Inc.(3),(6)	(B-, NR)	12/31/19	8.250	942,382
1,488	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(3)	(B-, NR)	12/31/19	14.295	1,413,572
1,062	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(3),(5)	(NR, NR)	12/31/19	13.847	1,009,138
1,275	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(3),(5)	(NR, NR)	12/31/19	14.355	1,210,966
					22,864,598
Hotels (2.5%)
16,688	Belmond Interfin Ltd., LIBOR 1M + 2.750%(1)	(BB, B2)	07/03/24	4.651	16,776,508
3,000	Compass IV Ltd.(2),(6)	(CCC+, Caa2)	04/30/26	8.000	3,515,860
5,000	Compass IV Ltd.(2),(3),(6)	(B+, B2)	04/30/25	4.500	5,980,587
11,384	ESH Hospitality, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba3)	08/30/23	4.151	11,462,724
10,344	Hilton Worldwide Finance LLC, LIBOR 1M + 1.750%(1)	(BBB-, Baa3)	10/25/23	3.647	10,440,373
18,358	La Quinta Intermediate Holdings LLC, LIBOR 3M + 3.000%(1)	(BB, B1)	04/14/21	5.348	18,409,757
27,534	Playa Resorts Holding B.V., LIBOR 1M + 3.250%(1)	(B+, B2)	04/29/24	5.150	27,736,841
					94,322,650
Insurance Brokerage (3.0%)
21,092	Acrisure LLC, LIBOR 3M + 4.250%(1)	(B, B2)	11/22/23	6.609	21,419,368
3,757	Alliant Holdings I, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	05/09/25	5.151	3,784,807
28,308	Alliant Holdings I, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	08/12/22	5.151	28,520,034
1,000	AmWINS Group, Inc., LIBOR 1M + 6.750%(1)	(B-, Caa1)	01/25/25	8.651	1,013,755
15,587	AmWINS Group, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	01/25/24	4.649	15,704,890
9,990	AssuredPartners, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	10/22/24	5.151	10,052,151
8,718	Hyperion Insurance Group Ltd., LIBOR 1M + 3.500%(1)	(B, B2)	12/20/24	5.438	8,798,413
22,969	NFP Corp., LIBOR 1M + 3.000%(1)	(B, B2)	01/08/24	4.901	23,119,496

See Accompanying Notes to Financial Statements.
14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Insurance Brokerage
$3,774	USI, Inc., LIBOR 3M + 3.000%(1)	(B, B2)	05/16/24	5.302	$3,792,623
					116,205,537
Investments & Misc. Financial Services (1.3%)
14,000	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1)	(B+, B3)	03/29/24	6.308	13,953,310
19,425	Ditech Holding Corp., LIBOR 1M + 6.000%(1),(7)	(B-, NR)	06/30/22	7.901	18,307,634
5,618	FinCo I LLC, LIBOR 1M + 2.750%(1)	(BB-, Baa3)	12/27/22	4.651	5,686,361
4,943	Ocwen Financial Corp., LIBOR 1M + 5.000%(1)	(B+, B3)	12/05/20	6.897	5,008,289
5,374	VFH Parent LLC, LIBOR 1M + 3.250%(1),(3)	(B+, Ba2)	12/30/21	5.558	5,455,079
					48,410,673
Machinery (1.0%)
13,750	Clark Equipment Co., LIBOR 3M + 2.000%(1)	(BB-, Ba3)	05/18/24	4.302	13,783,559
1,486	CPM Acquisition Corp., LIBOR 1M + 8.250%(1)	(B-, Caa1)	04/10/23	10.151	1,519,846
4,718	CPM Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B1)	04/11/22	5.401	4,788,725
6,476	Doncasters Finance U.S. LLC, LIBOR 3M + 3.750%(1),(4)	(B-, B3)	04/09/20	4.750	8,663,056
8,762	Welbilt, Inc., LIBOR 1M + 2.750%(1)	(BB-, B1)	03/03/23	4.651	8,838,202
					37,593,388
Managed Care (0.2%)
6,000	Inovalon Holdings, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	04/02/25	5.438	5,958,750
Media - Diversified (0.0%)
825	National CineMedia LLC, LIBOR 1M + 2.750%(1)	(B+, Ba3)	11/26/19	4.660	827,710
Media Content (1.5%)
5,000	All3Media International, LIBOR 6M + 4.250%(1),(4)	(B, B2)	06/30/21	5.250	6,892,465
1,750	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(1),(2)	(CCC+, Caa2)	06/30/22	8.250	2,128,621
23,480	EMI Music Publishing Ltd., LIBOR 1M + 2.250%(1)	(B, B1)	08/21/23	4.144	23,621,051
202	Marshall Broadcasting Group, Inc., LIBOR 1M + 2.000%(1),(3)	(NR, Ba3)	06/28/18	3.887	202,787
2,405	Mission Broadcasting, Inc., LIBOR 1M + 2.500%(1)	(BB+, Ba3)	01/17/24	4.387	2,418,057
2,896	Nexstar Broadcasting, Inc., LIBOR 1M + 2.000%(1),(3)	(BB+, Ba3)	07/19/22	3.887	2,901,572
18,727	Nexstar Broadcasting, Inc., LIBOR 1M + 2.500%(1)	(BB+, Ba3)	01/17/24	4.387	18,829,705
2,000	WMG Acquisition Corp., LIBOR 1M + 2.250%(1)	(B+, Ba3)	11/01/23	4.151	2,011,810
98	WXXA-TV LLC, LIBOR 1M + 2.000%(1),(3)	(NR, Ba3)	07/19/22	3.887	98,033
					59,104,101
Medical Products (1.4%)
15,279	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(1),(3)	(B-, B2)	06/15/23	6.911	15,380,497
18,454	Avantor, Inc., LIBOR 1M + 4.000%(1)	(B, B2)	11/21/24	5.901	18,682,854

See Accompanying Notes to Financial Statements.
15

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Medical Products
$4,382	Convatec, Inc., LIBOR 3M + 2.000%(1),(3)	(BB, Ba3)	10/25/21	4.302	$4,381,756
13,771	Sotera Health Holdings LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/15/22	4.901	13,861,306
					52,306,413
Metals & Mining - Excluding Steel (0.1%)
1,758	Global Brass & Copper, Inc., LIBOR 1M + 3.250%(1),(3)	(BB-, B2)	07/18/23	5.188	1,777,322
2,750	GrafTech Finance, Inc., LIBOR 1M + 3.500%(1),(3)	(B+, B1)	02/12/25	5.395	2,765,469
7,805	Noranda Aluminum Acquisition Corp., Prime + 3.500%(1),(3),(7)	(NR, NR)	02/28/19	8.250	253,670
					4,796,461
Non - Electric Utilities (0.1%)
5,724	BCP Raptor LLC, LIBOR 2M + 4.250%(1)	(B+, B3)	06/24/24	6.306	5,786,523
Oil Field Equipment & Services (0.1%)
5,828	Seadrill Partners Finco LLC, LIBOR 3M + 6.000%(1)	(CCC+, Caa2)	02/21/21	8.302	5,009,280
Oil Refining & Marketing (1.2%)
17,500	EG Finco Ltd.(2),(6)	(B, B2)	03/31/25	4.000	21,167,274
3,500	EG Finco Ltd., LIBOR 3M + 8.000%(1)	(CCC+, Caa1)	03/23/26	10.359	3,499,125
5,474	Philadelphia Energy Solutions LLC, LIBOR 1M + 6.250%(1),(5)	(NR, NR)	07/31/18	8.151	5,546,544
16,857	Philadelphia Energy Solutions LLC, Prime + 4.000%(1),(3),(5),(7)	(NR, NR)	04/04/19	8.750	15,508,068
					45,721,011
Packaging (2.3%)
7,717	Berry Plastics Group, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	02/08/20	3.897	7,771,270
12,069	Berry Plastics Group, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	01/06/21	3.897	12,160,160
21,984	Flex Acquisition Co., Inc., LIBOR 1M + 3.000%(1)	(B, B1)	12/29/23	5.308	22,126,087
2,000	Klockner-Pentaplast of America, Inc., LIBOR 3M + 4.750%(1),(2)	(B, B3)	06/30/22	4.750	2,313,702
2,250	Klockner-Pentaplast of America, Inc., LIBOR 3M + 4.250%(1)	(B, B3)	06/30/22	6.151	2,141,895
11,463	Proampac PG Borrower LLC, LIBOR 1M + 3.500%(1)	(B, B3)	11/18/23	5.396	11,576,514
2,500	Proampac PG Borrower LLC, LIBOR 1M + 8.500%(1)	(CCC+, Caa2)	11/18/24	10.398	2,555,475
9,791	Reynolds Group Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	02/05/23	4.651	9,865,994

See Accompanying Notes to Financial Statements.
16

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Packaging
$16,258	SIG Combibloc U.S. Acquisition, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	03/13/22	4.651	$16,369,876
					86,880,973
Personal & Household Products (1.7%)
1,803	Brickman Group Ltd. LLC, LIBOR 1M + 6.500%(1)	(CCC+, Caa1)	12/17/21	8.394	1,819,348
3,490	Comfort Holding LLC, LIBOR 1M + 4.750%(1)	(CCC+, B3)	02/05/24	6.644	3,396,139
2,389	Comfort Holding LLC, LIBOR 1M + 10.000%(1),(3)	(CCC-, Caa2)	02/03/25	11.894	2,266,189
10,000	Keter Group B.V., EURIBOR 3M + 4.250%(1),(2)	(B, B2)	10/31/23	5.250	12,131,952
3,676	Prestige Brands, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba3)	01/26/24	3.901	3,702,902
19,282	Serta Simmons Bedding LLC, LIBOR 3M + 3.500%(1)	(B-, B2)	11/08/23	5.695	17,488,450
6,612	Serta Simmons Bedding LLC, LIBOR 3M + 8.000%(1)	(CCC, Caa1)	11/08/24	10.331	5,304,833
1,834	TricorBraun Holdings, Inc., Prime 3M + 2.750%(1)	(B, B2)	11/30/23	5.972	1,847,924
18,199	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(1)	(B, B2)	11/30/23	6.052	18,339,947
					66,297,684
Pharmaceuticals (2.0%)
3,454	Alkermes, Inc., LIBOR 3M + 2.250%(1),(3)	(BB, Ba3)	03/23/23	4.130	3,488,971
6,486	Amneal Pharmaceuticals LLC, LIBOR 3M + 3.500%(1)	(BB-, B1)	11/01/19	5.401	6,519,721
16,837	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(1)	(BB-, Ba2)	04/29/24	6.188	16,771,305
22,512	Grifols Worldwide Operations U.S.A., Inc., LIBOR 1W + 2.250%(1)	(BB, Ba2)	01/31/25	3.994	22,655,530
15,409	RPI Finance Trust, LIBOR 3M + 2.000%(1)	(BBB-, Baa3)	03/27/23	4.302	15,498,135
12,036	Valeant Pharmaceuticals International, Inc., LIBOR 1M + 3.500%(1)	(BB-, Ba3)	04/01/22	5.394	12,185,810
					77,119,472
Real Estate Development & Management (1.1%)
12,692	Capital Automotive LP, LIBOR 1M + 2.500%(1)	(B, B1)	03/24/24	4.410	12,765,250
4,627	Capital Automotive LP, LIBOR 1M + 6.000%(1),(3)	(CCC+, B3)	03/24/25	7.910	4,696,486
24,000	Hanjin International Corp., LIBOR 3M + 2.500%(1),(3)	(B+, Ba3)	10/18/20	4.855	24,120,000
					41,581,736
Real Estate Investment Trusts (1.9%)
27,015	DTZ U.S. Borrower LLC, LIBOR 3M + 3.250%(1)	(B+, B1)	11/04/21	5.358	27,103,679
8,197	iStar, Inc., LIBOR 1M + 3.000%(1),(3)	(BB-, Ba2)	10/01/21	4.894	8,258,178
18,124	Quality Care Properties, Inc., LIBOR 1M + 5.250%(1)	(B-, Caa1)	10/31/22	7.151	18,335,921

See Accompanying Notes to Financial Statements.
17

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Real Estate Investment Trusts
$20,500	VICI Properties 1 LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba3)	12/20/24	3.898	$20,599,630
					74,297,408
Recreation & Travel (0.9%)
12,171	Crown Finance U.S., Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	02/28/25	4.401	12,169,835
3,491	Intrawest Resorts Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	07/31/24	4.901	3,520,716
6,000	Legendary Pictures Funding LLC, LIBOR 3M + 6.000%(1),(3),(5)	(B, NR)	04/22/20	8.302	5,947,500
5,307	NCL Corp. Ltd., LIBOR 1M + 1.750%(1)	(BBB-, Ba2)	10/10/21	3.644	5,336,179
4,128	Richmond UK Bidco Ltd., LIBOR 1M + 4.250%(1),(4)	(B, B2)	03/03/24	4.764	5,629,130
					32,603,360
Restaurants (1.5%)
32,344	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 2.250%(1)	(B+, Ba3)	02/16/24	4.151	32,474,645
14,975	Golden Nugget, Inc., LIBOR 1M + 2.750%(1)	(B+, Ba3)	10/04/23	4.648	15,117,164
8,531	K-Mac Holdings Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	03/07/25	5.147	8,607,779
					56,199,588
Software - Services (9.3%)
18,228	Almonde, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	06/13/24	5.484	18,241,889
6,078	Almonde, Inc., LIBOR 3M + 7.250%(1)	(CCC, Caa2)	06/13/25	9.234	6,022,461
14,681	Altran Technologies S.A.(1),(2)	(NR, Ba2)	03/20/25	3.250	17,865,813
5,473	Applied Systems, Inc., LIBOR 3M + 3.250%(1)	(B, B1)	09/19/24	5.552	5,527,225
11,574	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	04/27/24	4.910	11,650,061
6,084	EagleView Technology Corp., LIBOR 3M + 3.500%(1)	(B, B3)	07/15/22	5.860	6,145,194
19,883	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	06/01/22	5.160	20,016,915
9,876	Evertec Group LLC, LIBOR 1M + 2.500%(1),(3)	(B+, B2)	04/17/20	4.396	9,887,939
946	Evertec Group LLC, LIBOR 1M + 2.500%(1),(3)	(B+, B2)	01/17/20	4.397	940,905
6,644	Eze Castle Software, Inc., LIBOR 3M + 3.000%(1)	(B, B1)	04/06/20	5.051	6,695,646
931	Eze Castle Software, Inc., LIBOR 3M + 6.500%(1)	(CCC+, Caa1)	04/05/21	8.802	934,471
22,687	First Data Corp., LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/08/22	4.147	22,793,496
7,000	Flexera Software LLC, LIBOR 1M + 3.250%(1)	(B-, B1)	02/26/25	5.160	7,049,875
10,501	GHX Ultimate Parent Corp., LIBOR 3M + 3.000%(1)	(B, B2)	06/28/24	5.302	10,547,015
27,403	Go Daddy Operating Co. LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	02/15/24	4.151	27,562,495
21,927	Greeneden U.S. Holdings II LLC, LIBOR 3M + 3.500%(1)	(B, B2)	12/01/23	5.802	22,091,820
4,938	Greeneden U.S. Holdings II, LLC, EURIBOR 3M + 3.500%(1),(2)	(B, B2)	12/01/23	3.500	5,997,494

See Accompanying Notes to Financial Statements.
18

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$9,925	Infor (U.S.), Inc., EURIBOR 3M + 2.250%(1),(2)	(B, B1)	02/01/22	3.250	$12,042,313
16,598	Infor (U.S.), Inc., LIBOR 1M + 2.750%(1)	(B, B1)	02/01/22	4.651	16,694,582
17,632	Kronos, Inc., LIBOR 3M + 3.000%(1)	(B, B2)	11/01/23	4.880	17,805,672
7,580	Kronos, Inc., LIBOR 3M + 8.250%(1)	(CCC, Caa2)	11/01/24	10.023	7,876,815
14,881	MA FinanceCo. LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	11/19/21	4.401	14,893,657
1,965	MA FinanceCo. LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	4.651	1,962,884
4,975	Misys Europe S.A., EURIBOR 3M + 3.250%(1),(2)	(B-, B2)	06/13/24	4.250	6,045,744
2,742	Mitchell International, Inc., LIBOR 1M + 3.250%(1)	(B-, B1)	11/29/24	5.151	2,745,562
1,778	Mitchell International, Inc., LIBOR 1M + 7.250%(1)	(CCC, Caa2)	11/20/25	9.151	1,788,444
221	Mitchell International, Inc., LIBOR 1M + 3.250%(1),(8)	(B-, B1)	11/29/24	3.250	221,416
13,899	Project Alpha Intermediate Holding, Inc., LIBOR 6M + 3.500%(1)	(B-, B3)	04/26/24	5.990	13,887,642
15,333	Solera LLC, LIBOR 1M + 2.750%(1)	(B, Ba3)	03/03/23	4.651	15,417,057
4,470	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 2.50%(1)	(BB, Ba3)	04/16/25	4.401	4,505,388
9,295	SS&C Technologies, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/08/22	4.151	9,385,965
62	SS&C Technologies, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/08/22	4.151	62,235
12,081	SS&C Technologies, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	04/16/25	4.401	12,177,064
10,922	Verint Systems, Inc.(1)	(BBB-, Ba2)	06/28/24	3.887	11,001,008
1,694	Wall Street Systems Delaware, Inc., EURIBOR 3M + 3.000%(1),(2)	(B, B2)	11/21/24	4.000	2,064,742
2,188	Wall Street Systems Delaware, Inc., LIBOR 3M + 3.000%(1)	(B, B2)	11/21/24	5.302	2,194,113
					352,743,017
Steel Producers/Products (0.8%)
17,456	Atkore International, Inc., LIBOR 3M + 2.750%(1)	(BB-, B2)	12/22/23	5.060	17,612,047
12,441	Zekelman Industries, Inc., LIBOR 3M + 2.750%(1)	(BB-, B2)	06/14/21	4.999	12,529,421
					30,141,468
Support - Services (5.2%)
15,878	Allied Universal Holdco LLC, LIBOR 3M + 3.750%(1)	(B+, B2)	07/28/22	6.052	15,607,197
19,818	BakerCorp International, Inc., LIBOR 3M + 3.000%(1)	(CCC+, B2)	02/07/20	5.359	19,768,002
3,578	Belron Finance U.S. LLC(1)	(BB, Ba3)	11/07/24	4.293	3,599,932
22,362	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(1)	(B, B3)	06/21/24	6.611	22,610,811
31,387	Change Healthcare Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, Ba3)	03/01/24	4.651	31,546,630
14,370	Geo Group, Inc. (The), LIBOR 1W + 2.000%(1)	(BB+, Ba3)	03/22/24	3.750	14,372,333
5,000	MSX International, Inc., EURIBOR 3M + 4.750%(1),(2)	(B, B2)	01/06/24	4.750	6,082,528

See Accompanying Notes to Financial Statements.
19

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$7,991	ON Assignment, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba2)	04/02/25	3.901	$8,041,050
3,091	Pike Corp., LIBOR 1M + 3.500%(1)	(B, B2)	03/23/25	5.410	3,134,304
4,732	PODS, LLC, LIBOR 1M + 3.000%(1)	(B+, B2)	12/06/24	4.895	4,777,577
6,387	Sabre GLBL, Inc., LIBOR 1M + 2.000%(1)	(BB-, Ba2)	02/22/24	3.901	6,419,223
8,405	SAI Global Ltd., LIBOR 3M + 4.500%(1),(3)	(B, B2)	11/18/23	6.802	8,257,857
14,475	Sedgwick Claims Management Services, Inc., LIBOR 1M + 2.750%(1)	(B, B2)	03/01/21	4.651	14,505,623
4,850	Sedgwick Claims Management Services, Inc., LIBOR 1M + 5.750%(1)	(CCC+, Caa2)	02/28/22	7.651	4,901,531
1,273	SGS Cayman LP, LIBOR 3M + 5.375%(1),(3)	(B+, Caa1)	04/23/21	7.677	1,223,383
1,939	Sprint Industrial Holdings LLC, LIBOR 3M + 5.750%(1),(5)	(CCC+, Caa1)	05/14/19	8.052	1,832,290
2,655	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(1),(5)	(CC, Caa3)	11/14/19	13.500	862,878
5,467	Sutherland Global Services, Inc., LIBOR 3M + 5.375%(1),(3),(5)	(B+, Caa1)	04/23/21	7.677	5,255,593
3,273	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(1)	(CCC+, Caa2)	08/25/25	9.651	3,317,727
4,539	Vantiv, LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	01/16/23	3.896	4,568,453
10,170	Xerox Business Services LLC, LIBOR 1M + 2.250%(1)	(BB+, Ba2)	12/07/21	4.151	10,199,479
7,359	Xerox Business Services LLC, EURIBOR 3M + 2.250%(1),(2),(3)	(BB+, Ba2)	11/18/21	2.250	8,913,821
					199,798,222
Tech Hardware & Equipment (1.2%)
20,598	CDW LLC, LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	08/17/23	4.060	20,745,068
6,112	CommScope, Inc., LIBOR 1M + 2.000%(1)	(BB+, Baa3)	12/29/22	3.901	6,156,961
12,196	Dell, Inc., LIBOR 1M + 1.500%(1)	(BBB-, Baa3)	12/31/18	3.410	12,209,015
7,563	Western Digital Corp., LIBOR 1M + 2.000%(1)	(BBB-, Baa2)	04/29/23	3.900	7,622,285
					46,733,329
Telecom - Wireless (1.5%)
20,633	SBA Senior Notes Finance II LLC, LIBOR 1M + 2.000%(1)	(BB, B1)	04/11/25	3.900	20,714,434
35,055	Sprint Communications, Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba2)	02/02/24	4.438	35,203,331
					55,917,765
Telecom - Wireline Integrated & Services (2.6%)
20,923	CenturyLink, Inc., LIBOR 1M + 2.750%(1)	(BBB-, Ba3)	01/31/25	4.651	20,641,363
3,885	Ciena Corp., LIBOR 1M + 2.500%(1)	(BB+, Ba1)	01/28/22	4.397	3,908,900
4,365	GTT Communications, Inc., LIBOR 1M + 3.250%(1)	(B+, B2)	01/09/24	5.188	4,373,185
29,780	Level 3 Financing, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	02/22/24	4.148	29,945,428

See Accompanying Notes to Financial Statements.
20

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Telecom - Wireline Integrated & Services
$5,500	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	11/15/24	5.151	$5,527,500
5,000	Ufinet Telecom Holding S.L.U., EURIBOR 3M + 3.500%(1),(2)	(B, B2)	06/30/23	3.500	6,069,299
29,568	Zayo Group LLC, LIBOR 1M + 2.250%(1)	(BB, Ba2)	01/19/24	4.151	29,808,220
					100,273,895
Theaters & Entertainment (1.3%)
8,000	Lions Gate Entertainment Corp., LIBOR 3M + 2.250%(1)	(BB-, Ba2)	03/24/25	4.148	8,042,520
308	NEG Holdings LLC, LIBOR 3M + 8.000%(1),(3),(5),(9)	(NR, NR)	10/17/22	10.302	285,898
3,000	Technicolor S.A., EURIBOR 3M + 3.000%(1),(2)	(B+, B1)	12/06/23	3.000	3,561,929
2,475	Technicolor S.A., LIBOR 3M + 2.750%(1)	(B+, B1)	12/06/23	4.734	2,459,531
6,500	Technicolor S.A., EURIBOR 3M + 3.500%(1),(2)	(B+, B1)	11/18/23	3.500	7,761,019
22,897	William Morris Endeavor Entertainment LLC, LIBOR 1M + 3.250%(1)	(B+, B1)	05/06/21	5.160	23,091,996
3,800	William Morris Endeavor Entertainment LLC, LIBOR 1M + 7.250%(1)	(B-, Caa1)	05/06/22	9.151	3,842,750
					49,045,643
Transport Infrastructure/Services (0.2%)
5,890	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(B, B1)	03/09/24	4.901	5,889,596
Trucking & Delivery (0.7%)
11,400	Navios Maritime Partners LP, LIBOR 3M + 5.000%(1),(3)	(BB-, B3)	09/14/20	7.080	11,499,758
13,706	XPO Logistics, Inc., LIBOR 3M + 2.000%(1)	(BB+, Ba1)	02/24/25	3.920	13,799,576
					25,299,334
TOTAL BANK LOANS (Cost $3,056,068,947)					3,075,552,608
CORPORATE BONDS (10.3%)
Auto Parts & Equipment (0.1%)
6,250	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(10)	(B+, B2)	11/15/26	5.625	6,218,750
Brokerage (0.3%)
1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/18 @ 103.44)(10)	(B, B1)	04/15/22	6.875	1,804,500
5,000	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 05/31/18 @ 103.75)(10)	(B, B1)	04/15/21	7.500	5,100,000

See Accompanying Notes to Financial Statements.
21

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Brokerage
$3,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(10)	(B+, B2)	09/15/25	5.750	$3,403,750
					10,308,250
Building Materials (0.8%)
2,000	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(10)	(B+, B3)	12/15/23	5.750	2,066,900
21,250	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 05/16/18 @ 109.00)(10)	(B-, Caa1)	08/15/20	12.000	22,631,250
4,935	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/18 @ 104.50)(10)	(CCC+, Caa1)	05/15/23	9.000	5,181,750
1,496	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	1,553,970
					31,433,870
Cable & Satellite TV (1.2%)
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(10)	(B+, B1)	05/15/26	7.500	3,950,000
755	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/31/18 @ 104.97)(10)	(B+, B1)	02/15/23	6.625	756,887
5,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(10)	(B, B1)	05/01/26	7.375	4,862,500
9,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/31/18 @ 103.00)(10)	(B, B1)	05/15/22	6.000	8,881,830
3,200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(10)	(BB, Ba3)	05/15/26	5.500	3,136,000
3,900	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(10)	(BB-, Ba3)	02/15/25	6.875	3,939,000
2,500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(10)	(BB-, Ba2)	02/01/28	5.375	2,343,750
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(10)	(BB-, Ba2)	10/15/25	6.625	1,033,750

See Accompanying Notes to Financial Statements.
22

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV
$1,008	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(10)	(B-, B2)	10/15/25	10.875	$1,184,400
7,250	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(10)	(B, B3)	08/15/23	6.875	7,648,750
7,800	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(10)	(BB-, Ba3)	03/01/28	5.500	7,488,000
2,730	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(10)	(BB-, B1)	01/15/27	5.500	2,579,850
					47,804,717
Chemicals (0.3%)
2,500	Kronos International, Inc., Reg S, Senior Secured Notes (Callable 09/15/20 @ 102.81)(2),(11)	(B+, B2)	09/15/25	3.750	3,079,036
1,750	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(10)	(BB-, B1)	04/30/26	5.750	1,747,812
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/18/18 @ 101.59)(10)	(B+, B1)	10/15/19	6.375	2,037,500
3,839	Westlake Chemical Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BBB, Baa3)	05/15/23	4.875	3,954,170
					10,818,518
Consumer/Commercial/Lease Financing (0.2%)
6,630	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/16/18 @ 103.63)(10)	(CCC+, Caa2)	08/01/22	7.250	6,596,850
Diversified Capital Goods (0.1%)
2,500	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(10)	(B-, B3)	05/01/26	8.000	2,487,500
Electronics (0.3%)
6,000	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(10)	(BB-, Ba3)	02/10/26	4.625	5,820,000
4,750	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(10)	(BB+, Ba3)	10/01/25	5.000	4,761,875
					10,581,875

See Accompanying Notes to Financial Statements.
23

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Energy - Exploration & Production (0.1%)
$3,800	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 05/31/18 @ 102.17)(12)	(BB-, B3)	11/01/21	6.500	$3,904,500
Gas Distribution (0.1%)
2,250	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	2,415,938
Health Services (0.4%)
14,906	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(10)	(B+, Ba2)	10/01/24	5.125	14,775,572
Insurance Brokerage (0.7%)
5,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(10)	(CCC+, Caa2)	11/15/25	7.000	4,738,500
18,900	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 05/25/18 @ 100.00)(10),(13)	(CCC+, Caa2)	07/15/19	17.000	18,966,150
2,000	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(10)	(CCC+, Caa2)	05/01/26	7.000	2,007,500
					25,712,150
lnvestments & Misc. Financial Services (0.1%)
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 05/30/18 @ 104.19)(4),(10)	(B+, B2)	08/01/20	8.375	2,849,255
Media - Diversified (0.1%)
2,000	National CineMedia LLC, Global Senior Secured Notes (Callable 05/31/18 @ 102.00)	(B+, Ba3)	04/15/22	6.000	2,040,000
1,000	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	920,000
					2,960,000
Media Content (0.3%)
3,500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(10)	(B, B3)	06/15/24	7.625	3,797,500
2,500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 08/01/19 @ 102.50)(10)	(B+, Ba3)	08/01/23	5.000	2,493,750

See Accompanying Notes to Financial Statements.
24

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media Content
$4,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(10)	(B+, Ba3)	11/01/24	4.875	$3,940,000
					10,231,250
Metals & Mining - Excluding Steel (0.6%)
4,750	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(10)	(BB-, Ba3)	01/15/24	4.875	4,643,125
8,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	8,260,000
2,100	Noranda Aluminum Acquisition Corp., Global Senior Unsecured Notes (Callable 06/18/18 @ 100.00)(3),(7),(9)	(NR, NR)	06/01/19	11.000	—
10,820	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(10)	(B, B3)	06/15/22	8.750	11,225,750
					24,128,875
Oil Field Equipment & Services (0.3%)
5,600	FTS International, Inc., Global Senior Secured Notes (Callable 05/31/18 @ 103.13)	(B, B3)	05/01/22	6.250	5,663,000
5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 05/31/18 @ 103.06)	(CCC, Caa3)	03/15/22	6.125	4,729,988
3,000	Shelf Drilling Holdings Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/21 @ 106.19)(10)	(B-, B2)	02/15/25	8.250	3,056,250
					13,449,238
Oil Refining & Marketing (0.2%)
7,522	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 05/31/18 @ 103.25)	(BB-, B1)	11/01/22	6.500	7,710,050
Packaging (0.8%)
1,600	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(10)	(B, B3)	02/15/25	6.000	1,622,000
17,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(10)	(BB, Ba3)	05/15/23	4.625	17,106,250
1,900	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(10)	(CCC+, Caa1)	01/15/25	6.875	1,913,062
See Accompanying Notes to Financial Statements.
25

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Packaging
$2,200	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes(10)	(BB-, B1)	08/15/23	5.875	$2,257,750
9,525	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(10)	(B+, B1)	10/15/25	4.875	9,185,672
					32,084,734
Personal & Household Products (0.1%)
4,250	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(10),(12)	(BB-, Ba2)	12/31/25	6.750	4,148,425
Pharmaceuticals (0.3%)
1,170	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/18 @ 102.94)(10)	(B-, Caa1)	05/15/23	5.875	1,079,325
5,000	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/19 @ 103.25)(10)	(BB-, Ba3)	03/15/22	6.500	5,206,250
3,000	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(10)	(BB-, Ba3)	11/01/25	5.500	2,996,250
1,000	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(10)	(B-, Caa1)	04/01/26	9.250	1,022,500
					10,304,325
Real Estate Investment Trusts (0.4%)
5,900	iStar, Inc., Senior Unsecured Notes (Callable 05/31/18 @ 101.25)	(BB-, B1)	07/01/19	5.000	5,903,687
3,850	iStar, Inc., Senior Unsecured Notes (Callable 06/15/20 @ 100.00)	(BB-, B1)	09/15/20	4.625	3,845,188
1,000	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)	(BB-, B1)	07/01/21	6.500	1,020,000
5,000	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	4,862,500
					15,631,375
Recreation & Travel (0.4%)
4,000	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(10)	(BB-, B2)	04/15/27	5.500	3,980,000
11,228	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(10)	(BB-, B2)	07/31/24	4.875	11,000,072
					14,980,072

See Accompanying Notes to Financial Statements.
26

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Software - Services (0.5%)
$10,845	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	$10,465,425
2,563	Epicor Software Corp., Secured Notes, LIBOR 3M + 8.250%(1)	(CCC, NR)	06/30/23	10.560	2,609,390
5,500	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(10)	(B, B3)	01/15/24	5.750	5,589,375
					18,664,190
Specialty Retail (0.2%)
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	997,500
7,000	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 05/31/18 @ 102.88)	(B+, B1)	10/01/22	5.750	7,192,500
					8,190,000
Support - Services (0.5%)
6,325	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(10)	(B+, B3)	12/15/21	9.500	6,593,812
5,000	IHS Markit Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 100.00)(10)	(BBB-, Ba1)	11/01/22	5.000	5,200,000
4,285	Sotheby's, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(10)	(BB-, Ba3)	12/15/25	4.875	4,145,738
3,000	URS Fox U.S. LP, Global Company Guaranteed Notes (Callable 01/01/22 @ 100.00)	(B+, NR)	04/01/22	5.000	3,057,000
					18,996,550
Tech Hardware & Equipment (0.1%)
3,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(10)	(BB-, Ba3)	03/15/27	5.000	2,880,000
Telecom - Wireless (0.5%)
8,750	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(10)	(NR, Baa2)	09/20/21	3.360	8,740,112
2,000	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(10)	(NR, Baa2)	03/20/28	5.152	2,032,500
2,000	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 04/15/19 @ 104.50)	(BB+, Ba2)	04/15/24	6.000	2,100,000

See Accompanying Notes to Financial Statements.
27

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Telecom - Wireless
$3,000	Wind Tre SpA, Reg S, Senior Secured Notes (Callable 05/30/18 @ 101.00), EURIBOR 3M + 2.750%(1),(2),(11)	(BB-, B1)	01/20/24	2.750	$3,382,181
1,750	Wind Tre SpA, Reg S, Senior Secured Notes (Callable 11/03/19 @ 101.31)(2),(11)	(BB-, B1)	01/20/23	2.625	1,928,424
400	Wind Tre SpA, Reg S, Senior Secured Notes (Callable 11/03/20 @ 101.56)(2),(11)	(BB-, B1)	01/20/25	3.125	427,006
					18,610,223
Telecom - Wireline Integrated & Services (0.2%)
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(10)	(CCC+, Caa1)	12/31/24	7.875	7,192,500
Theaters & Entertainment (0.1%)
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(B+, B3)	05/15/27	6.125	753,688
3,800	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(12)	(B+, B3)	11/15/26	5.875	3,709,750
1,000	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(10)	(BB, Ba2)	06/15/23	6.000	1,040,000
					5,503,438
TOTAL CORPORATE BONDS (Cost $391,989,811)					391,572,990
ASSET BACKED SECURITIES (4.2%)
Collateralized Debt Obligations (4.2%)
3,500	ALM V Ltd., 2012-5A, Rule 144A, LIBOR 3M + 5.250%(1),(10)	(NR, Ba3)	10/18/27	7.605	3,485,202
3,500	ALM XII Ltd., 2015-12A, Rule 144A, LIBOR 3M + 2.050%(1),(10)	(NR, A2)	04/16/27	4.398	3,508,298
3,500	ALM XVI LLC, 2015-16A, Rule 144A, LIBOR 3M + 3.200%(1),(10)	(NR, Baa3)	07/15/27	5.548	3,512,743
5,000	Ares XXXVIII CLO Ltd., 2015-38A, Rule 144A, LIBOR 3M + 5.050%(1),(10)	(NR, Ba3)	04/20/30	6.781	4,862,465
2,000	Atlas Senior Loan Fund III Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.000%(1),(10)	(BB-, NR)	11/17/27	7.885	2,005,037
1,750	Battalion CLO IX Ltd., 2015-9A, Rule 144A, LIBOR 3M + 5.800%(1),(10)	(NR, Ba3)	07/15/28	8.148	1,752,572
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	04/20/31	7.739	2,093,020
2,500	BlueMountain CLO Ltd., 2015-4A, Rule 144A, LIBOR 3M + 6.500%(1),(10)	(BB, NR)	01/20/27	8.859	2,525,080

See Accompanying Notes to Financial Statements.
28

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,900	Bowman Park CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	11/23/25	7.320	$2,900,133
3,886	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	3.870	3,860,644
2,723	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	4.180	2,711,305
750	Carlyle Global Market Strategies CLO Ltd., 2014-3A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(NR, Ba2)	07/27/26	8.116	752,467
1,850	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.200%(1),(10)	(NR, B3)	04/27/27	8.566	1,836,040
2,750	Carlyle Global Market Strategies CLO Ltd., 2016-1A, Rule 144A, LIBOR 3M + 4.900%(1),(10)	(BBB-, NR)	04/20/27	7.259	2,763,159
2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(5),(6),(10),(14)	(NR, NR)	07/20/31	0.000	1,864,794
2,000	CIFC Funding 2014 Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/18/31	8.205	1,992,450
3,000	CIFC Funding Ltd., 2013-3RA, Rule 144A, LIBOR 3M + 5.900%(1),(10)	(NR, Ba3)	04/24/31	8.250	3,006,057
4,000	CIFC Funding Ltd., 2013-4A, Rule 144A, LIBOR 3M + 3.350%(1),(10)	(NR, Baa2)	11/27/24	5.306	4,011,528
5,000	Crown Point CLO Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(10)	(NR, Baa3)	04/20/31	5.025	4,888,090
2,000	Dryden 33 Senior Loan Fund, 2014-33A, Rule 144A, LIBOR 3M + 4.350%(1),(10)	(BBB, NR)	10/15/28	6.698	2,028,628
1,980	FOCUS Brands Funding LLC, 2017-1A, Rule 144A(10)	(BBB, NR)	04/30/47	3.857	1,995,794
8,168	FOCUS Brands Funding LLC, 2017-1A, Rule 144A(10)	(BBB, NR)	04/30/47	5.093	8,345,562
3,250	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(NR, Ba3)	01/18/31	7.755	3,228,719
1,250	Greywolf CLO III Ltd., 2014-1A, Rule 144A, LIBOR 3M + 2.050%(1),(10)	(A, NR)	04/22/26	4.412	1,253,913
3,000	Greywolf CLO III Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.100%(1),(10)	(BB, NR)	04/22/26	7.462	3,006,641
4,750	Greywolf CLO IV Ltd., 2014-2A, Rule 144A, LIBOR 3M + 2.350%(1),(10)	(A, NR)	01/17/27	4.703	4,768,382
2,450	Greywolf CLO IV Ltd., 2014-2A, Rule 144A, LIBOR 3M + 5.600%(1),(10)	(BB, NR)	01/17/27	7.953	2,453,664
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(10)	(A, NR)	01/27/31	4.360	5,980,746
2,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	01/27/31	5.360	2,959,818
3,350	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/27/31	8.210	3,362,073
2,250	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(6),(10),(14)	(BB-, NR)	04/26/31	0.000	2,221,360
2,500	KKR CLO Ltd., 2014-14D, Rule 144A, LIBOR 3M + 7.000%(6),(10)	(NR, Ba3)	07/15/28	9.348	2,515,288

See Accompanying Notes to Financial Statements.
29

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,500	KKR CLO Ltd., 20E, Rule 144A, LIBOR 3M + 5.500%(1),(10)	(NR, Ba3)	10/16/30	7.216	$2,474,377
6,000	KKR CLO Ltd.,13ER, Rule 144A, LIBOR 3M + 4.950%(1),(10)	(NR, Ba3)	01/16/28	7.298	5,879,082
2,375	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(10)	(NR, Ba3)	04/15/29	8.428	2,388,051
1,500	LCM XVIII LP, 18A, Rule 144A, LIBOR 3M + 3.800%(1),(10)	(BBB, NR)	04/20/27	6.159	1,503,822
3,330	Magnetite VIII Ltd., 2014-8A, Rule 144A, LIBOR 3M + 5.550%(1),(10)	(NR, B2)	04/15/26	7.898	3,330,987
1,500	Magnetite XII Ltd., 2015-12A, Rule 144A, LIBOR 3M + 6.500%(1),(10)	(NR, B3)	04/15/27	8.848	1,489,644
2,750	Magnetite XIV Ltd., 2015-14A, Rule 144A, LIBOR 3M + 6.500%(1),(10)	(NR, B2)	07/18/28	8.855	2,729,515
4,000	MP CLO VI Ltd., 2014-2A, Rule 144A, LIBOR 3M + 2.250%(1),(10)	(NR, A2)	01/15/27	4.598	4,012,588
1,500	Ocean Trails CLO V, 2014-5A, Rule 144A, LIBOR 3M + 3.600%(1),(10)	(BBB, NR)	10/13/26	5.942	1,505,075
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 4.950%(1),(10)	(NR, Baa3)	04/15/27	7.298	2,259,767
2,000	Saranac CLO III Ltd., 2014-3A, Rule 144A, LIBOR 3M + 3.560%(1),(10)	(NR, Baa3)	06/22/25	5.898	2,005,918
2,500	Silver Creek CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 2.300%(1),(10)	(NR, A2)	07/20/30	4.659	2,516,390
2,500	TICP CLO I-2 Ltd., 2018-IA, Rule 144A, LIBOR 3M + 3.040%(1),(10)	(NR, Baa3)	04/26/28	5.402	2,478,125
2,750	Venture 31 CLO Ltd., 2018-31A, Rule 144A, LIBOR 3M + 2.820%(1),(10)	(NR, Baa3)	04/20/31	5.132	2,736,030
3,000	VENTURE XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(10)	(NR, Baa2)	09/10/29	5.371	3,024,069
6,000	Venture XVII CLO Ltd., 2014-17A, Rule 144A, LIBOR 3M + 2.820%(1),(10)	(NR, Baa3)	04/15/27	5.168	6,014,868
4,500	Venture XX CLO Ltd., 2015-20A, Rule 144A, LIBOR 3M + 1.900%(1),(10)	(A, NR)	04/15/27	4.248	4,463,307
2,500	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(10)	(NR, Ba3)	07/20/28	9.109	2,535,206
1,650	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(10)	(NR, Ba3)	01/20/29	9.359	1,695,964
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 3.900%(1),(10)	(NR, Baa3)	06/20/29	6.102	1,514,502
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(5),(6),(10),(14)	(NR, NR)	04/17/30	0.000	2,459,721
1,496	Wendys Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.573	1,465,748
2,494	Wendys Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.884	2,483,609
TOTAL ASSET BACKED SECURITIES (Cost $161,382,084)					161,418,037

See Accompanying Notes to Financial Statements.
30

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Number of Shares				Value
COMMON STOCKS (0.2%)
Auto Parts & Equipment (0.1%)
134,659	UCI International, Inc.(3),(5),(9),(15)			$2,423,861
Building & Construction (0.0%)
6	White Forest Resources, Inc.(3),(5),(9),(15)			33
Chemicals (0.0%)
9,785	Huntsman Corp.(5)			291,299
Energy - Exploration & Production (0.1%)
222,289	Ocean Rig UDW, Inc.(15)			5,392,731
Health Services (0.0%)
268,452	Valitas Health Services, Inc.(3),(9)			134,226
Printing & Publishing (0.0%)
708	F & W Media, Inc.(3),(5)			71
Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(3),(9),(15)			8
71	Sprint Industrial Holdings LLC, Class H(3),(9),(15)			1
172	Sprint Industrial Holdings LLC, Class I(3),(9),(15)			1
				10
Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(3),(5),(9),(15)			40
TOTAL COMMON STOCKS (Cost $8,323,550)				8,242,271
SHORT-TERM INVESTMENTS (7.3%)
8,605,428	State Street Navigator Securities Lending Government Money Market Portfolio,1.72%(16)			8,605,428
Par (000)		Maturity	Rate%
$268,781	State Street Bank and Trust Co. Euro Time Deposit	05/01/18	0.280	268,780,906
TOTAL SHORT-TERM INVESTMENTS (Cost $277,386,334)				277,386,334
TOTAL INVESTMENTS AT VALUE (102.7%) (Cost $3,895,150,726)				3,914,172,240
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.7%)				(103,738,458)
NET ASSETS (100.0%)				$3,810,433,782

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2018.

(2)  This security is denominated in Euro.

(3)  Security is valued using significant unobservable inputs.

(4)  This security is denominated in British Pound.

(5)  Illiquid security (unaudited).

See Accompanying Notes to Financial Statements.
31

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

(6)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2018.

(7)  Bond is currently in default.

(8)  Unfunded loan commitment (See note 2-I).

(9)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(10)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities amounted to a value of $456,506,138 or 12.0% of net assets.

(11)  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(12)  Security or portion thereof is out on loan (See note 2-J).

(13)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(14)  Zero-coupon security.

(15)  Non-income producing security.

(16)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2018.

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
EUR	1,850,000	USD	2,238,474	10/12/18	Morgan Stanley	$2,238,474	$2,264,082	$25,608
GBP	1,450,000	USD	1,944,904	10/12/18	Morgan Stanley	1,944,904	2,012,964	68,060
USD	189,993,708	EUR	157,899,625	10/12/18	Morgan Stanley	(189,993,708)	(193,242,003)	(3,248,295)
USD	83,424,941	GBP	62,340,000	10/12/18	Morgan Stanley	(83,424,941)	(86,543,577)	(3,118,636)
								$(6,273,263)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
32

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
April 30, 2018 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $8,605,428 (Cost $3,895,150,726) (Note 2)	$3,914,172,240[1]
Cash	113,779
Foreign currency at value (Cost $33,334,737)	33,638,513
Receivable for investments sold	49,319,153
Dividend and interest receivable	18,650,755
Receivable for Fund shares sold	8,003,591
Unrealized appreciation on forward foreign currency contracts (Note 2)	93,668
Prepaid expenses and other assets	94,468
Total assets	4,024,086,167
Liabilities
Investment advisory fee payable (Note 3)	1,665,118
Administrative services fee payable (Note 3)	87,944
Shareholder servicing/Distribution fee payable (Note 3)	153,960
Payable for investments purchased	187,124,020
Payable upon return of securities loaned (Note 2)	8,605,428
Payable for Fund shares redeemed	6,533,477
Unrealized depreciation on forward foreign currency contracts (Note 2)	6,366,931
Dividend payable	1,712,388
Unfunded loan commitments (Note 2)	169,104
Trustees' fee payable	16,160
Accrued expenses	1,217,855
Total liabilities	213,652,385
Net Assets
Capital stock, $.001 par value (Note 6)	555,804
Paid-in capital (Note 6)	3,818,907,109
Distributions in excess of net investment income	(3,344,230)
Accumulated net realized loss on investments, foreign currency transactions and forward foreign currency contracts	(19,370,723)
Net unrealized appreciation on investments, foreign currency translations and forward foreign currency contracts	13,685,822
Net assets	$3,810,433,782
I Shares
Net assets	$3,410,531,712
Shares outstanding	497,795,244
Net asset value, offering price and redemption price per share	$6.85
A Shares
Net assets	$283,200,633
Shares outstanding	41,117,884
Net asset value and redemption price per share	$6.89
Maximum offering price per share (net asset value/(1-4.75%))	$7.23
C Shares
Net assets	$116,701,437
Shares outstanding	16,891,109
Net asset value and offering price per share	$6.91

1  Includes $8,465,807 of securities on loan.

See Accompanying Notes to Financial Statements.
33

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2018 (unaudited)

Investment Income
Interest	$89,033,212
Dividends	2,813
Securities lending (net of rebates)	31,031
Foreign taxes withheld	(140)
Total investment income	89,066,916
Expenses
Investment advisory fees (Note 3)	10,900,588
Administrative services fees (Note 3)	267,722
Shareholder servicing/Distribution fees (Note 3)
Class A	347,023
Class B*	1,211
Class C	581,283
Transfer agent fees (Note 3)	1,803,473
Custodian fees	358,023
Commitment fees (Note 4)	357,118
Registration fees	75,317
Printing fees	61,981
Legal fees	37,563
Insurance expense	36,579
Trustees' fees	27,658
Audit and tax fees	27,324
Miscellaneous expense	22,320
Total expenses	14,905,183
Less: fees waived (Note 3)	(1,160,392)
Net expenses	13,744,791
Net investment income	75,322,125
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(2,058,582)
Net realized gain from foreign currency transactions	150,132
Net realized loss from forward foreign currency contracts	(6,750,689)
Net change in unrealized appreciation (depreciation) from investments	1,362,692
Net change in unrealized appreciation (depreciation) from foreign currency translations	1,037,387
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(1,377,536)
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(7,636,596)
Net increase in net assets resulting from operations	$67,685,529

*  The Class B shares were terminated on December 15, 2017 and are no longer offered.

See Accompanying Notes to Financial Statements.
34

Credit Suisse Floating Rate High Income Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
From Operations
Net investment income	$75,322,125	$131,733,364
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(8,659,139)	(12,622,313)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	1,022,543	55,874,138
Net increase in net assets resulting from operations	67,685,529	174,985,189
From Dividends and Distributions
Dividends from net investment income
Class I	(68,046,462)	(114,409,144)
Class A	(5,430,696)	(10,409,756)
Class B*	(3,343)	(47,250)
Class C	(1,839,341)	(3,659,108)
Distributions from return of capital
Class I shares	—	(2,668,965)
Class A shares	—	(242,841)
Class B shares*	—	(1,102)
Class C shares	—	(85,361)
Net decrease in net assets resulting from dividends and distributions	(75,319,842)	(131,523,527)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	724,795,078	1,622,987,334
Reinvestment of dividends	61,015,272	91,243,668
Net asset value of shares redeemed	(608,168,207)	(898,835,466)
Net increase in net assets from capital share transactions	177,642,143	815,395,536
Net increase in net assets	170,007,830	858,857,198
Net Assets
Beginning of period	3,640,425,952	2,781,568,754
End of period	$3,810,433,782	$3,640,425,952
Distributions in excess of net investment income	$(3,344,230)	$(3,346,513)

*  The Class B shares were terminated on December 15, 2017 and are no longer offered.

See Accompanying Notes to Financial Statements.
35

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$6.87	$6.77	$6.72	$6.86	$6.94	$6.89
INVESTMENT OPERATIONS
Net investment income[1]	0.14	0.28	0.32	0.29	0.28	0.30
Net gain (loss) from investments, foreign currency transcation and forward foreign currency contracts (both realized and unrealized)	(0.02)	0.10	0.05	(0.14)	(0.08)	0.07
Total from investment operations	0.12	0.38	0.37	0.15	0.20	0.37
REDEMPTION FEES	—	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.27)	(0.31)	(0.29)	(0.28)	(0.32)
Distributions from net realized gains	—	—	—	(0.00)[3]	—	—
Return of capital	—	(0.01)	(0.01)	(0.00)[3]	—	—
Total dividends and distributions	(0.14)	(0.28)	(0.32)	(0.29)	(0.28)	(0.32)
Net asset value, end of period	$6.85	$6.87	$6.77	$6.72	$6.86	$6.94
Total return[4]	1.79%	5.75%	5.79%	2.33%	2.94%	5.47%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$3,410,532	$3,236,360	$2,438,027	$2,167,955	$1,343,741	$876,418
Ratio of net expenses to average net assets	0.70%[5]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets excluding interest expense	0.70%[5]	0.70%	0.70%	0.70%	0.70%[6]	0.70%[6]
Ratio of net investment income to average net assets	4.17%[5]	4.12%	4.87%	4.29%	4.04%	4.35%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.06%[5]	0.07%	0.11%	0.07%	0.07%	0.07%
Portfolio turnover rate	26%	64%	48%	46%	57%	89%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Included to conform with current year presentation.

See Accompanying Notes to Financial Statements.
36

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$6.90	$6.80	$6.75	$6.89	$6.98	$6.92
INVESTMENT OPERATIONS
Net investment income[1]	0.13	0.27	0.31	0.28	0.26	0.29
Net gain (loss) from investments, foreign currency transcation and forward foreign currency contracts (both realized and unrealized)	(0.01)	0.10	0.05	(0.14)	(0.09)	0.07
Total from investment operations	0.12	0.37	0.36	0.14	0.17	0.36
REDEMPTION FEES	—	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.26)	(0.30)	(0.28)	(0.26)	(0.30)
Distributions from net realized gains	—	—	—	(0.00)[3]	—	—
Return of capital	—	(0.01)	(0.01)	(0.00)[3]	—	—
Total dividends and distributions	(0.13)	(0.27)	(0.31)	(0.28)	(0.26)	(0.30)
Net asset value, end of period	$6.89	$6.90	$6.80	$6.75	$6.89	$6.98
Total return[4]	1.81%	5.48%	5.52%	2.09%	2.53%	5.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$283,201	$284,456	$227,399	$286,805	$358,095	$456,550
Ratio of net expenses to average net assets	0.95%[5]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets excluding interest expense	0.95%[5]	0.95%	0.95%	0.95%	0.95%[6]	0.95%[6]
Ratio of net investment income to average net assets	3.91%[5]	3.87%	4.63%	4.06%	3.79%	4.13%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.06%[5]	0.07%	0.11%	0.07%	0.07%	0.07%
Portfolio turnover rate	26%	64%	48%	46%	57%	89%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

5  Annualized.

6  Included to conform with current year presentation.

See Accompanying Notes to Financial Statements.
37

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$6.92	$6.82	$6.77	$6.91	$7.00	$6.94
INVESTMENT OPERATIONS
Net investment income[1]	0.11	0.22	0.26	0.23	0.21	0.24
Net gain (loss) from investments, foreign currency transcation and forward foreign currency contracts (both realized and unrealized)	(0.01)	0.10	0.05	(0.14)	(0.09)	0.07
Total from investment operations	0.10	0.32	0.31	0.09	0.12	0.31
REDEMPTION FEES	—	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.21)	(0.25)	(0.23)	(0.21)	(0.25)
Distributions from net realized gains	—	—	—	(0.00)[3]	—	—
Return of capital	—	(0.01)	(0.01)	(0.00)[3]	—	—
Total dividends and distributions	(0.11)	(0.22)	(0.26)	(0.23)	(0.21)	(0.25)
Net asset value, end of period	$6.91	$6.92	$6.82	$6.77	$6.91	$7.00
Total return[4]	1.43%	4.69%	4.73%	1.33%	1.77%	4.47%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$116,701	$118,654	$114,343	$134,433	$170,015	$167,653
Ratio of net expenses to average net assets	1.70%[5]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets excluding interest expense	1.70%[5]	1.70%	1.70%	1.70%	1.70%[6]	1.70%[6]
Ratio of net investment income to average net assets	3.16%[5]	3.13%	3.89%	3.32%	3.04%	3.40%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.06%[5]	0.07%	0.11%	0.07%	0.07%	0.07%
Portfolio turnover rate	26%	64%	48%	46%	57%	89%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

5  Annualized.

6  Included to conform with current year presentation.

See Accompanying Notes to Financial Statements.
38

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
April 30, 2018 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Class B shares were terminated on December 15, 2017 and are no longer offered.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default

39

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

40

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$2,781,965,118	$293,587,490	$3,075,552,608
Corporate Bonds	—	391,572,990	—	391,572,990
Asset Backed Securities	—	161,418,037	—	161,418,037
Common Stocks	5,684,031	—	2,558,240	8,242,271
Short-term Investments	—	277,386,334	—	277,386,334
	$5,684,031	$3,612,342,479	$296,145,730	$3,914,172,240
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$93,668	$—	$93,668
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$6,366,931	$—	$6,366,931

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of April 30, 2018 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

41

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

	Bank Loans	Corporate Bonds	Asset Backed Securities	Common Stocks	Total
Balance as of October 31, 2017	$224,726,885	$3,007,500	$7,363,213	$2,658,845	$237,756,443
Accrued discounts (premiums)	397,894	(728)	6,406	—	403,572
Purchases	110,163,667	—	—	—	110,163,667
Sales	(71,467,267)	(445,740)	—	—	(71,913,007)
Realized gain (loss)	658,476	7,182	—	—	665,658
Change in unrealized appreciation (depreciation)	(2,572,384)	41,176	54,450	(100,605)	(2,577,363)
Transfers into Level 3	97,277,861	—	—	—	97,277,861
Transfers out of Level 3	(65,597,642)	(2,609,390)	(7,424,069)	—	(75,631,101)
Balance as of April 30, 2018	$293,587,490	$—	$—	$2,558,240	$296,145,730
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2018	$(1,582,880)	$—	$—	$(100,605)	$(1,683,485)

Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 4/30/2018	Valuation Technique	Unobservable Input	Range (Weighted Average per share)
Bank Loans	$285,898	Market Approach	Comparable Bond Price	N/A
	$293,301,592	Vendor Pricing	Single Broker Quote	$0.03 – $1.21 ($0.97)
Common Stocks	$72	Market Approach	Discount for Illiquidity
			and EBITDA Multiples	$1.00 – $5.44 ($1.58)
	$2,558,158	Vendor Pricing	Single Broker Quote	$0.10 – $18.00 ($6.33)
	$10	Market/Income Approach	Comparable Bond Price and Net Realizable Value	N/A

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser") considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may

42

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2018, there were no transfers between Level 1 and Level 2, but there was $97,277,861 transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $75,631,101 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2018, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2018 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2018.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate forward contracts	$93,668	$6,366,931	$(6,750,689)	$(1,377,536)

For the six months ended April 30, 2018, the Fund held an average monthly value on a net basis of $275,182,614 in forward foreign currency contracts.

43

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2018:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$93,668	$(93,668)	$—	$—	$—

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2018:

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$6,366,931	$(93,668)	$—	$—	$6,273,263

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period,

44

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

resulting from changes in exchange rates. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends,

45

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2018 are disclosed in the Schedule of Investments.

46

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2018, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Mitchell International, Inc.	11/29/24	3.250	$169,104

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2018, the Fund had investment securities on loan with a fair value of $8,465,807. Collateral received for securities loaned and a related liability of $8,605,428 are presented gross in the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of April 30, 2018, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities

47

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

lending income is accrued as earned. During the six months ended April 30, 2018, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $53,280, of which $11,895 was rebated to borrowers (brokers). The Fund retained $31,031 in income from the cash collateral investment, and SSB, as lending agent, was paid $10,354.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) NEW ACCOUNTING PRONOUNCEMENTS — In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statements. However, as required, additional or enhanced disclosure has been included.

48

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2018, investment advisory and administration fees earned and voluntarily waived by Credit Suisse were $10,900,588 and $1,160,392, respectively.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2018, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $267,722.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2018, the Fund paid Rule 12b-1 distribution fees of $347,023 for Class A shares and $581,283 for Class C shares. For the period November 1, 2016 through December 15, 2017, the Fund paid Rule 12b-1 distribution fees of $1,211 for Class B shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2018, the Fund paid $476,110 which is included within transfer agent fees in the Statement of Operations.

49

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

For the six months ended April 30, 2018, CSSU and its affiliates advised the Fund that they retained $12,529 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2018 and for the six months ended April 30, 2018, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2018, purchases and sales of investment securities (excluding short-term investments) were $1,088,898,144 and $899,670,814, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I,

50

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 6. Capital Share Transactions (continued)

Class A, and Class C shares. Class B shares are shown but not offered. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	97,121,128	$665,825,204	211,638,545	$1,447,924,544
Shares issued in reinvestment of dividends	8,007,480	54,886,704	11,561,446	79,147,727
Shares redeemed	(78,692,389)	(539,763,443)	(112,136,288)	(766,942,041)
Net increase	26,436,219	$180,948,465	111,063,703	$760,130,230
	Class A
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	7,022,805	$48,393,701	21,006,156	$144,468,807
Shares issued in reinvestment of dividends	674,278	4,646,847	1,324,811	9,114,328
Shares redeemed	(7,790,964)	(53,695,975)	(14,547,205)	(100,063,098)
Net increase (decrease)	(93,881)	$(655,427)	7,783,762	$53,520,037
	Class B*
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	—	$—	70	$483
Shares issued in reinvestment of dividends	227	1,568	4,360	30,138
Shares redeemed	(138,052)	(955,344)	(129,977)	(898,047)
Net decrease	(137,825)	$(953,776)	(125,547)	$(867,426)
	Class C
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	1,529,864	$10,576,173	4,437,086	$30,593,500
Shares issued in reinvestment of dividends	214,049	1,480,153	427,766	2,951,475
Shares redeemed	(1,989,440)	(13,753,445)	(4,485,008)	(30,932,280)
Net increase (decrease)	(245,527)	$(1,697,119)	379,844	$2,612,695

*  The Class B shares were terminated on December 15, 2017 and are no longer offered.

51

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 6. Capital Share Transactions (continued)

On April 30, 2018, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	61%
Class A	4	62%
Class C	4	68%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

52

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the amended and restated investment management agreement for the Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 13 and 14, 2017, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.64% paid by the Fund after taking waivers and breakpoints into account (the "Net Management Fee"). The Board acknowledged that voluntary fee waivers could be discontinued at any time but had received assurances that such waivers would remain in place over the next year.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Net Management Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over

53

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the Fund is different from other types of accounts offered by Credit Suisse and the services are different from those offered to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board considered the solid investment performance of the Fund over various investment periods relative to its stated objectives as well as the performance of the Fund relative to its peers.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations

54

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

also reflected Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received profitability information for the other funds in the Credit Suisse family of funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis and reviewed information regarding potential economies of scale (as discussed below), as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Fund's Contractual Management Fee had breakpoints that would allow investors to benefit directly in the form of lower fees as Fund assets grow. The Board also noted the voluntary expense limitation currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's historical profitability, including Credit Suisse's costs in providing services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews

55

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

56

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

57

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 22, 2018.

58

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

59

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  FLHI-SAR-0418

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2018
  (unaudited)

■  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2018 (unaudited)

May 18, 2018

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the six-month period ended April 30, 2018.

Performance Summary
11/1/2017 – 4/30/2018

Fund & Benchmark	Performance
Class I1	-5.82%
Class A1,2	-5.96%
Class C1,2	-6.36%
Credit Suisse Managed Futures Liquid Index[3]	-6.09%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A challenging period for managed futures

The six-month period ended April 30, 2018 was a challenging one for managed futures funds, as represented by the Credit Suisse Managed Futures Hedge Fund Index, which returned -2.54% over the period. By comparison, the Credit Suisse Managed Futures Liquid Index, the Fund's benchmark (the "Benchmark"), returned -6.09% over the same period.

In general, the managed futures industry struggled over the last year, as a number of underlying markets experienced sharp medium- to long-term reversals following January's rally.

Strategic Review and Outlook: Relative outperformance despite many market reversals

In general, the managed futures strategy is designed to profit from both upward and downward trending markets across several asset classes, including commodities, bonds, equities and currencies.

For the six-month period ended April 30, 2018, the Fund's I shares and A shares outperformed the Benchmark.

Fixed income positions were the lone contributor to Fund performance. Outside of US Treasuries, underlying markets contended with a combination of conflicting measures of inflation, central bank policies and idiosyncratic political risks that suppressed any sustained market trend and increased vulnerability to frequent reversals. The Fund was able to take advantage of the upward trend in

1

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Treasury yields, fueled in part by the large expected debt issuance calendar and the prospect of accelerating inflation.

Equity positions were the largest detractor from Fund performance over the period. Last year's equity market uptrend continued into the new year, and gathered momentum following the successful passage of the US Tax Reform bill. The subsequent market correction in February offset previous gains and caused a significant reduction of long bias to the underlying markets. The volatile, sideways market that followed created an added drag on performance.

Commodities were the second largest detractor from performance over the period. Profits came from the emerging long energy trend, led by surging crude prices as the global supply overhang continued to ease and heightened geopolitical risks elevated the prospect of a potential supply shock. However, this only partially offset losses led by the agriculture and precious metals markets. Like the fixed income markets, precious metals fluctuated frequently, as inflation, central bank policy, and heightened geopolitical risks generated conflicting signals. The reversal of the persistent downward trend in agriculture markets was motivated by various weather-related supply shocks that caused meaningful shifts in short-term price dynamics.

Currencies also detracted from Fund performance, as the asset class reflected the broad US Dollar reversal that occurred over the period. Long positions against the US Dollar profited during the protracted decline that lasted through January, reflecting the increasing concerns around inflation and debt that weighed on the US Dollar. However, the rise in Treasury yields gathered momentum and lent support to the currency, which incurred losses during the reversal of the trend.

We continue to believe that the unique return profile of managed futures may appeal to investors searching for meaningful portfolio diversifiers that may help mitigate risk and provide uncorrelated returns.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative

2

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, credit risk, currency risk, derivatives risk, equity exposure risk, exchange-traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, non-diversified status, options risk, portfolio turnover risk, repurchase agreements risk, short position risk, speculative exposure risk, structured note risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2018; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2019. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (10.92)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including Contingent Deferred Sales Charge ("CDSC") of 1.00%, was (7.30)%.

3  The Credit Suisse Managed Futures Liquid Index is a broadly diversified futures index currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. The Index does not have transaction costs and investors may not invest directly in the Index.

3

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Average Annual Returns as of April 30, 20181

	1 Year	5 Years	Since Inception[2]
Class I	(4.17)%	2.70%	3.36%
Class A Without Sales Charge	(4.39)%	2.41%	3.12%
Class A With Maximum Sales Charge	(9.44)%	1.32%	2.13%
Class C Without CDSC	(5.23)%	1.68%	2.32%
Class C With CDSC	(6.18)%	1.68%	2.32%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.32% for Class I shares, 1.57% for Class A shares and 2.32% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2019. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

4

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2018.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2018

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/18	$941.80	$940.40	$936.40
Expenses Paid per $1,000*	$6.26	$7.46	$11.04
Hypothetical 5% Fund Return
Beginning Account Value 11/01/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/18	$1,018.35	$1,017.11	$1,013.39
Expenses Paid per $1,000*	$6.51	$7.75	$11.48
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown*

United States Treasury Obligations	70.61%
Short-Term Investment[1]	29.39
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2018, if applicable.

6

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (65.3%)
$40,000	United States Treasury Bills	(AA+, Aaa)	05/24/18	1.324	$39,959,303
45,000	United States Treasury Bills	(AA+, Aaa)	06/28/18	1.655	44,877,566
115,000	United States Treasury Bills	(AA+, Aaa)	12/06/18	1.689	113,717,888
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $198,664,247)					198,554,757
SHORT-TERM INVESTMENT (27.2%)
82,625	State Street Bank and Trust Co. Euro Time Deposit (Cost $82,624,643)		05/01/18	0.280	82,624,643
TOTAL INVESTMENTS AT VALUE (92.5%) (Cost $281,288,890)					281,179,400
OTHER ASSETS IN EXCESS OF LIABILITIES (7.5%)					22,716,255
NET ASSETS (100.0%)					$303,895,655

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
EUR Currency Futures	USD	Jun 2018	315	$47,734,312	$(1,358,294)
GBP Currency Futures	USD	Jun 2018	580	49,938,000	(939,083)
JPY Currency Futures	USD	Jun 2018	455	52,199,875	(1,693,570)
					$(3,990,947)
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Jun 2018	753	31,605,552	$445,732
FTSE 100 Index Futures	GBP	Jun 2018	373	38,325,859	692,442
Hang Seng Index Futures	HKD	May 2018	154	30,085,752	149,577
Nikkei 225 Index Futures OSE	JPY	Jun 2018	135	27,771,076	770,037
S&P 500 E Mini Index Futures	USD	Jun 2018	128	16,940,800	(555,565)
					$1,502,223
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Jun 2018	380	523,127,256	$(227,224)
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2018	(895)	(67,393,500)	$381,598
CAD Currency Futures	USD	Jun 2018	(444)	(34,605,360)	(34,225)
					$347,373

See Accompanying Notes to Consolidated Financial Statements.
7

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Jun 2018	(1,265)	$(151,325,625)	$263,981
German EURO Bund Futures	EUR	Jun 2018	(278)	(53,317,498)	(23,090)
Long Gilt Futures	GBP	Jun 2018	(643)	(108,277,844)	(324,401)
					$(83,510)
					$(2,452,085)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$9,110,998	05/16/18	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	$—	$—	$(234,244)
USD	10,982,167	05/16/18	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	—	—	(297,352)
USD	5,561,464	05/16/18	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	—	—	(103,039)
USD	32,446,433	05/16/18	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	—	—	997,100
USD	36,535,336	05/16/18	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	—	—	(1,040,643)
USD	35,303,523	05/16/18	Goldman Sachs	Bloomberg Precious Metals Index	Fixed Rate	—	—	(823,958)
USD	4,478,463	05/16/18	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	—	—	(310,050)
USD	16,623,112	05/16/18	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	—	—	(299,405)
								$(2,111,591)

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2018 (unaudited)

Assets
Investments at value (Cost $281,288,890) (Note 2)	$281,179,400
Cash	100,000
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	24,762,371
Unrealized appreciation on open swap contracts (Note 2)	997,100
Variation margin receivable on futures contracts (Note 2)	154,028
Receivable for Fund shares sold	922,623
Dividend and interest receivable	643
Prepaid expenses and other assets	44,719
Total assets	308,160,884
Liabilities
Investment advisory fee payable (Note 3)	264,917
Administrative services fee payable (Note 3)	7,264
Shareholder servicing/Distribution fee payable (Note 3)	16,334
Unrealized depreciation on open swap contracts (Note 2)	3,108,691
Payable for Fund shares redeemed	367,902
Net payable for terminated total return swap contracts	253,532
Due to custodian for foreign currency at value (cost $1,018)	1,045
Trustees' fee payable	16,160
Accrued expenses	229,384
Total liabilities	4,265,229
Net Assets
Capital stock, $.001 par value (Note 6)	30,836
Paid-in capital (Note 6)	322,023,386
Distributions in excess of net investment income	(961,439)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(12,326,939)
Net unrealized depreciation on investments, futures contracts, swap contracts and foreign currency translations	(4,870,189)
Net assets	$303,895,655
I Shares
Net assets	$237,634,100
Shares outstanding	24,055,365
Net asset value, offering price and redemption price per share	$9.88
A Shares
Net assets	$63,312,885
Shares outstanding	6,467,619
Net asset value and redemption price per share	$9.79
Maximum offering price per share (net asset value/(1-5.25%))	$10.33
C Shares
Net assets	$2,948,670
Shares outstanding	312,882
Net asset value and offering price per share	$9.42
See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2018 (unaudited)

Investment Income
Interest	$1,468,478
Total investment income	1,468,478
Expenses
Investment advisory fees (Note 3)	1,805,269
Administrative services fees (Note 3)	23,768
Shareholder servicing/Distribution fees (Note 3)
Class A	120,805
Class C	16,983
Transfer agent fees (Note 3)	261,017
Custodian fees	49,510
Registration fees	42,472
Trustees' fees	27,658
Audit and tax fees	27,324
Printing fees	22,208
Legal fees	21,553
Commitment fees (Note 4)	5,752
Insurance expense	2,382
Miscellaneous expense	3,849
Total expenses	2,430,550
Less: fees waived (Note 3)	(36,176)
Net expenses	2,394,374
Net investment loss	(925,896)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized loss from investments	(27,749)
Net realized loss from futures contracts	(7,372,435)
Net realized loss from swap contracts	(5,461,885)
Net change in unrealized appreciation (depreciation) from investments	(102,371)
Net change in unrealized appreciation (depreciation) from futures contracts	(5,521,842)
Net change in unrealized appreciation (depreciation) from swap contracts	(3,077,033)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(126,165)
Net realized and unrealized loss from investments, futures contracts, swap contracts and foreign currency related items	(21,689,480)
Net decrease in net assets resulting from operations	$(22,615,376)

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
From Operations
Net investment loss	$(925,896)	$(2,395,879)
Net realized loss from investments, futures contracts, swap contracts and foreign currency transactions	(12,862,069)	(2,668,655)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	(8,827,411)	2,660,211
Net decrease in net assets resulting from operations	(22,615,376)	(2,404,323)
From Dividends and Distributions
Distributions from net realized gains
Class I	—	(3,535,179)
Class A	—	(1,012,105)
Class C	—	(100,296)
Net decrease in net assets resulting from dividends and distributions	—	(4,647,580)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	174,551,416	290,761,733
Reinvestment of dividends and distributions	—	4,172,001
Net asset value of shares redeemed	(151,638,927)	(153,607,206)
Net increase in net assets from capital share transactions	22,912,489	141,326,528
Net increase in net assets	297,113	134,274,625
Net Assets
Beginning of period	303,598,542	169,323,917
End of period	$303,895,655	$303,598,542
Distributions in excess of net investment income	$(961,439)	$(35,543)

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$10.49	$10.94	$11.53	$10.85[1]	$10.36	$9.76
INVESTMENT OPERATIONS
Net investment loss[2]	(0.02)	(0.10)	(0.15)	(0.16)	(0.17)	(0.17)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.59)	(0.06)	0.49	1.51	0.95	0.77
Total from investment operations	(0.61)	(0.16)	0.34	1.35	0.78	0.60
REDEMPTION FEES	—	—	—	—	0.00[3]	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.52)	(0.04)	—	—
Distributions from net realized gains	—	(0.29)	(0.41)	(0.63)	(0.29)	—
Total dividends and distributions	—	(0.29)	(0.93)	(0.67)	(0.29)	—
Net asset value, end of period	$9.88	$10.49	$10.94	$11.53	$10.85[1]	$10.36
Total return[4]	(5.82)%	(1.60)%	3.12%	12.88%	7.73%	6.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$237,634	$201,478	$127,597	$72,606	$69,190	$26,794
Ratio of net expenses to average net assets	1.30%[5]	1.30%	1.30%	1.32%	1.71%	1.70%
Ratio of net investment loss to average net assets	(0.44)%[5]	(0.99)%	(1.29)%	(1.31)%	(1.68)%	(1.64)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%[5]	0.09%	0.05%	0.15%	0.10%	1.10%
Portfolio turnover rate	—%	—%	—%	—%	—%	—%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$10.41	$10.88	$11.47	$10.80	$10.35	$9.76
INVESTMENT OPERATIONS
Net investment loss[1]	(0.04)	(0.12)	(0.17)	(0.19)	(0.20)	(0.20)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.58)	(0.06)	0.48	1.50	0.94	0.79
Total from investment operations	(0.62)	(0.18)	0.31	1.31	0.74	0.59
REDEMPTION FEES	—	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.49)	(0.01)	—	—
Distributions from net realized gains	—	(0.29)	(0.41)	(0.63)	(0.29)	—
Total dividends and distributions	—	(0.29)	(0.90)	(0.64)	(0.29)	—
Net asset value, end of period	$9.79	$10.41	$10.88	$11.47	$10.80	$10.35
Total return[3]	(5.96)%	(1.79)%	2.87%	12.47%	7.35%	6.05%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$63,313	$98,756	$38,060	$20,200	$3,294	$5,824
Ratio of net expenses to average net assets	1.55%[4]	1.55%	1.55%	1.56%	1.96%	1.95%
Ratio of net investment loss to average net assets	(0.73)%[4]	(1.20)%	(1.54)%	(1.55)%	(1.93)%	(1.90)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%[4]	0.09%	0.05%	0.15%	0.10%	1.10%
Portfolio turnover rate	—%	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$10.06	$10.60	$11.19	$10.62	$10.25	$9.75
INVESTMENT OPERATIONS
Net investment loss[1]	(0.07)	(0.20)	(0.25)	(0.27)	(0.27)	(0.27)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.57)	(0.05)	0.48	1.47	0.93	0.77
Total from investment operations	(0.64)	(0.25)	0.23	1.20	0.66	0.50
REDEMPTION FEES	—	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.41)	—	—	—
Distributions from net realized gains	—	(0.29)	(0.41)	(0.63)	(0.29)	—
Total dividends and distributions	—	(0.29)	(0.82)	(0.63)	(0.29)	—
Net asset value, end of period	$9.42	$10.06	$10.60	$11.19	$10.62	$10.25
Total return[3]	(6.36)%	(2.52)%	2.13%	11.60%	6.62%	5.13%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,949	$3,365	$3,667	$2,920	$1,558	$800
Ratio of net expenses to average net assets	2.30%[4]	2.30%	2.30%	2.32%	2.71%	2.70%
Ratio of net investment loss to average net assets	(1.46)%[4]	(2.01)%	(2.29)%	(2.31)%	(2.68)%	(2.64)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%[4]	0.09%	0.05%	0.15%	0.10%	1.10%
Portfolio turnover rate	—%	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2018 (unaudited)

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve an investment result that corresponds generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2018, the Fund held $11,434,621 in the Subsidiary, representing 3.8% of the Fund's consolidated net assets. For the six months ended April 30, 2018, the net realized loss on securities and other financial instruments held in the Subsidiary was $5,461,885.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

15

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If

16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$198,554,757	$—	$198,554,757
Short-term Investment	—	82,624,643	—	82,624,643
	$—	$281,179,400	$—	$281,179,400
Other Financial Instruments*
Futures Contracts	$2,703,367	$—	$—	$2,703,367
Swap Contracts	—	997,100	—	997,100

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$5,155,452	$—	$—	$5,155,452
Swap Contracts	—	3,108,691	—	3,108,691

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended April 30, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2018, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2018 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2018.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity price
Futures contracts	$2,703,367	$5,155,452	$(7,372,435)	$(5,521,842)
Total return swap contracts	997,100	3,108,691	(5,461,885)	(3,077,033)
	$3,700,467	$8,264,143	$(12,834,320)	$(8,598,875)

The notional amount of futures contracts and swap contracts open at April 30, 2018 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2018, the Fund held average monthly notional values on a net basis of $988,709,785, $384,673,671 and $145,559,798 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations,

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2018:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Assets
Goldman Sachs	$997,100	$(997,100)	$—	$—	$—

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2018:

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Goldman Sachs	$3,108,691	$(997,100)	$—	$—	$2,111,591

(a)  Swap contracts are included.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2018, the amount of restricted cash held at brokers related to open futures contracts was $16,772,371.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2018, the amount of restricted cash held at brokers related to open swap contracts was $7,990,000.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At April 30, 2018 and during the six months ended April 30, 2018, there were no securities out on loan.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) RECENT ACCOUNTING PRONOUNCEMENTS — In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statements. However, as required, additional or enhanced disclosure has been included.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. For the six months ended April 30, 2018, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,805,269 and $36,176, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2019.

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2018 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment*	Expires October 31, 2018	Expires October 31, 2019	Expires October 31, 2020
Class I	$147,730	$60,735	$10,796	$76,199
Class A	49,773	13,830	3,236	32,707
Class C	4,174	2,053	356	1,765
Totals	$201,677	$76,618	$14,388	$110,671

*  The Subsidiary is not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2018, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $23,768.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2018, the Fund paid Rule 12b-1 distribution fees of $120,805 for Class A shares and $16,983 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2018, the Fund paid $47,910, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the six months ended April 30, 2018, CSSU and its affiliates earned no commissions on the sale of the Fund's Class A shares and Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 4. Line of Credit (continued)

line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2018 and during the six months ended April 30, 2018, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2018, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	14,177,592	$150,482,006	18,009,249	$190,176,910
Shares issued in reinvestment of dividends and distributions	—	—	298,320	3,263,624
Shares redeemed	(9,327,894)	(96,541,803)	(10,770,369)	(113,846,649)
Net increase	4,849,698	$53,940,203	7,537,200	$79,593,885

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	2,243,112	$23,724,362	9,628,445	$99,722,720
Shares issued in reinvestment of dividends and distributions	—	—	74,667	812,373
Shares redeemed	(5,263,673)	(54,540,175)	(3,714,041)	(38,705,291)
Net increase (decrease)	(3,020,561)	$(30,815,813)	5,989,071	$61,829,802
	Class C
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	33,954	$345,048	84,093	$862,103
Shares issued in reinvestment of dividends and distributions	—	—	9,074	96,004
Shares redeemed	(55,631)	(556,949)	(104,516)	(1,055,266)
Net decrease	(21,677)	$(211,901)	(11,349)	$(97,159)

On April 30, 2018, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	82%
Class A	2	46%
Class C	2	26%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

27

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the amended and restated investment management agreement for the Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 13 and 14, 2017, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 1.04% of the Fund's average daily net assets ("Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse has entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.55%, 2.30% and 1.30% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2019.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit

28

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the Fund is different from other types of accounts offered by Credit Suisse and the services are different from those offered to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board considered the positive investment performance of the Fund since its inception relative to its stated objectives as well as the performance of the Fund relative to its peers.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The

29

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Board also received profitability information for the other funds in the Credit Suisse family of funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that as the Fund's asset levels continue to grow, economies of scale potentially could be realized and also noted the expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's historical profitability, including Credit Suisse's costs in providing services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

30

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit Suisse's profitability based on fees payable under the Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

31

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

32

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 22, 2018.

33

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

34

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-SAR-0418

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2018
  (unaudited)

■  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2018 (unaudited)

May 18, 2018

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the six-month period ended April 30, 2018.

Performance Summary
11/1/2017 – 4/30/2018

Fund & Benchmark	Performance
Class I1	0.21%
Class A1,2	0.02%
Class C1,2	0.85	%(a)
Credit Suisse Hedge Fund Index[3]	1.54%
Credit Suisse Liquid Alternative Beta Index[4]	0.00%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: An interesting period for multi-alternative strategies

The six-month period ended April 30, 2018 was an interesting one with the Credit Suisse Hedge Fund Index, the Fund's primary benchmark, returning +1.54%.

Within the hedge fund universe, fixed income arbitrage funds yielded the strongest performance over the period — benefitting from both strong directional moves in global interest rates and elevated levels of rate volatility that afforded more tactical opportunities.

Market neutral equity funds also performed well, due in part to their net neutral positioning during the market correction. Momentum factor emergence at the beginning of the year also augmented profits.

Managed futures funds, however, were the worst performers over the period, suffering from sharp reversals in markets that had previously exhibited persistent trends. Particularly notable was the reversal in equity markets following a period of extraordinarily low volatility that had skewed equity positioning. Losses also occurred due to the reversal in the protracted decline of agriculture markets along with range bound precious metals prices that tracked moves in inflation.

(a)  For the period November 1, 2017 through February 14, 2018. Class C was redeemed on February 15, 2018 and currently has no shareholders.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Strategic Review and Outlook: Positives and negatives following the market's correction

For the six-month period ended April 30, 2018, the Fund's I shares outperformed the Credit Suisse Liquid Alternative Beta Index and underperformed the Credit Suisse Hedge Fund Index. The Fund follows a multi-strategy methodology and benefitted from exposure across different markets and asset classes where diversification was highlighted during the February market correction.

In terms of asset class returns, fixed income, taking advantage of the strong directional market moves over the period, contributed most significantly to returns. This was followed by equity strategies. Commodities, foreign exchange, multi-asset and volatility strategies all detracted from Fund performance in similar magnitude.

Within equities, value was the most profitable style, as broad long market exposures took advantage of the strong rally ahead of the correction and were then complemented by select long and short positions in certain sectors that contributed following the selloff. Tilts toward technology and small cap equities in developed markets were particularly profitable.

Fixed income trend/momentum was the largest contributing strategy, as the expected repatriation of US Dollars resulting from US Tax Reform combined with US Federal Reserve hike expectations to send short-term funding rates higher across the period.

Equity liquidity/insurance strategies yielded the largest losses over the period, as idiosyncratic deal risk and a soured regulatory environment caused significant deal spread widening.

Volatility liquidity/insurance strategies also incurred losses, following the unprecedented spike in volatility following February's selloff. The resonating uncertainty supported elevated levels of volatility that offered some value opportunities through expected reversion.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, concentration risk, credit risk, derivatives risk, exchange traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, non-diversified status, portfolio turnover risk, risks of investing in other funds, small- and mid- cap stock risk, speculative exposure risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2018; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares and 1.85% of the Fund's average daily net assets for Class C shares through at least February 28, 2019. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (5.23)%. Total return for the Fund's Class C shares for the period November 1, 2017 through February 14, 2018, based on redemption value including maximum CDSC of 1%, was (0.11)%.

3  The Credit Suisse Hedge Fund Index is compiled by Credit Suisse Asset Management, LLC. It is an asset-weighted hedge fund index and includes only hedge funds. It is rebalanced semiannually, is shown net of all performance fees and provides a rules-based and investable index, enabling investors to utilize the performance of a diversified market barometer for the hedge fund industry. It is the exclusive property of Credit Suisse Asset Management, LLC. The index does not have transaction costs and investors may not invest directly in the index.

4  The Credit Suisse Liquid Alternative Beta Index reflects the return of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the aggregate returns of the universe of hedge fund managers as represented by the Credit Suisse Hedge Fund Index. The index does not have transaction costs and investors may not invest directly in the index.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Average Annual Returns as of April 30, 20181

	1 Year	5 Years	Since Inception[2]
Class I	2.15%	2.26%	2.41%
Class A Without Sales Charge	1.87%	1.99%	2.16%
Class A With Maximum Sales Charge	(3.49)%	0.90%	1.27%
Class C Without CDSC[3]	1.75%	1.77%	1.64%
Class C With CDSC[3]	0.78%	1.77%	1.64%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross ratios are 1.80% for Class I shares, 2.05% for Class A shares and 2.80% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements and excluding securities sold short dividend expense are 0.85% for Class I shares, 1.10% for Class A shares and 1.85% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares and 1.85% of the Fund's average daily net assets for Class C shares through at least February 28, 2019. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: March 30, 2012.

3  Returns are for the one-year and five-year periods ending February 14, 2018, and for the period from inception through February 14, 2018. Class C was redeemed on February 15, 2018 and currently has no shareholders.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2018.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2018

Actual Fund Return	Class I	Class A
Beginning Account Value 11/01/17	$1,000.00	$1,000.00
Ending Account Value 04/30/18	$1,002.10	$1,000.20
Expenses Paid per $1,000*	$4.91	$6.15
Hypothetical 5% Fund Return
Beginning Account Value 11/01/17	$1,000.00	$1,000.00
Ending Account Value 04/30/18	$1,019.89	$1,018.65
Expenses Paid per $1,000*	$4.96	$6.21
	Class I	Class A
Annualized Expense Ratios*	0.99%	1.24%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Investment Type Breakdown*

	Long	Short	Net
Common Stocks	23.00%	(4.55)%	18.45%
Exchange-Traded Funds	19.12	0.00	19.12
Rights	0.01	0.00	0.01
United States Treasury Obligations	49.45	0.00	49.45
Purchased Options	0.15	0.00	0.15
Short-Term Investments[1]	12.82	0.00	12.82
Total	104.55%	(4.55)%	100.00%

*  Expressed as a percentage of total long (short) investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2018, if applicable.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
April 30, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS (73.5%)
COMMON STOCKS (18.5%)
BELGIUM (1.1%)
Biotechnology (1.1%)
Ablynx NV(1)	21,882	$1,180,164
Insurance (0.0%)
Ageas	195	10,436
		1,190,600
BERMUDA (2.7%)
Insurance (2.7%)
Validus Holdings Ltd.	21,479	1,455,632
XL Group Ltd.	25,454	1,414,988
		2,870,620
CANADA (0.2%)
Auto Components (0.0%)
Magna International, Inc.	172	10,174
Chemicals (0.0%)
Methanex Corp.	152	9,176
Construction & Engineering (0.2%)
Aecon Group, Inc.	8,970	126,298
IT Services (0.0%)
CGI Group, Inc., Class A(1)	162	9,402
Multiline Retail (0.0%)
Canadian Tire Corp. Ltd., Class A	74	10,101
Textiles, Apparel & Luxury Goods (0.0%)
Gildan Activewear, Inc.	320	9,336
		174,487
DENMARK (0.1%)
Banks (0.0%)
Danske Bank AS	229	7,974
Chemicals (0.0%)
Novozymes AS, Class B	179	8,419
Electrical Equipment (0.0%)
Vestas Wind Systems AS	132	8,543
Healthcare Equipment & Supplies (0.0%)
William Demant Holding AS(1)	250	9,748
Pharmaceuticals (0.0%)
Novo Nordisk AS, Class B	168	7,905
Textiles, Apparel & Luxury Goods (0.1%)
Pandora AS	93	10,336
		52,925

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
FRANCE (0.0%)
Commercial Services & Supplies (0.0%)
Societe BIC SA	93	$9,493
Hotels, Restaurants & Leisure (0.0%)
Sodexo S.A.	92	9,115
Pharmaceuticals (0.0%)
Sanofi	115	9,097
		27,705
GERMANY (0.0%)
Chemicals (0.0%)
Linde AG	41	8,831
Insurance (0.0%)
Allianz SE, Reg S(2)	38	8,992
Muenchener Rueckversicherungs-Gesellschaft AG, Reg S(2)	40	9,159
		18,151
		26,982
IRELAND (0.0%)
Machinery (0.0%)
Ingersoll-Rand PLC	108	9,060
Trading Companies & Distributors (0.0%)
AerCap Holdings NV(1)	179	9,332
		18,392
ISRAEL (0.0%)
Pharmaceuticals (0.0%)
Taro Pharmaceutical Industries Ltd.(1)	94	9,586
ITALY (1.1%)
Automobiles (0.0%)
Ferrari NV	83	10,187
Internet & Catalog Retail (1.1%)
Yoox Net-A-Porter Group SpA(1)	24,597	1,125,983
		1,136,170
NETHERLANDS (2.5%)
Construction & Engineering (0.3%)
Chicago Bridge & Iron Co. NV(3)	23,227	350,728
Food & Staples Retailing (0.0%)
Koninklijke Ahold Delhaize NV	409	9,872

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
NETHERLANDS
Media (0.0%)
Altice NV(1)	1,121	$10,734
Altice NV, Class B(1)	1,122	10,712
Wolters Kluwer NV	168	9,095
		30,541
Semiconductor Equipment & Products (1.3%)
NXP Semiconductors N.V.(1)	12,437	1,304,641
Software (0.9%)
Gemalto NV	15,254	919,282
		2,615,064
SPAIN (0.0%)
Electric Utilities (0.0%)
Iberdrola SA	1,257	9,716
SWEDEN (0.0%)
Tobacco (0.0%)
Swedish Match AB	226	10,154
SWITZERLAND (0.1%)
Electrical Equipment (0.0%)
ABB Ltd., Reg S(2)	371	8,660
Insurance (0.1%)
Baloise Holding AG, Reg S(2)	58	9,203
Swiss Re AG	101	9,633
		18,836
Professional Services (0.0%)
SGS S.A., Reg S(2)	4	9,726
		37,222
UNITED KINGDOM (0.9%)
Airlines (0.0%)
International Consolidated Airlines Group S.A.	1,151	9,937
Food Products (0.0%)
Unilever PLC	158	8,867
Hotels, Restaurants & Leisure (0.0%)
Compass Group PLC	432	9,272
InterContinental Hotels Group PLC	144	9,089
		18,361
Insurance (0.0%)
Aon PLC	63	8,976

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED KINGDOM
Media (0.8%)
Liberty Global PLC, Class A(1)	270	$8,138
Liberty Global PLC, Class C(1)	280	8,148
Pearson PLC	908	10,415
RELX NV	446	9,494
UBM PLC	58,290	776,411
		812,606
Metals & Mining (0.1%)
Rio Tinto Ltd.	162	9,667
Rio Tinto PLC	182	9,925
		19,592
Multi-Utilities (0.0%)
National Grid PLC	739	8,554
Professional Services (0.0%)
Experian PLC	456	10,453
Real Estate Investment Trusts (0.0%)
Land Securities Group PLC	7	95
The British Land Co. PLC	10	92
		187
Specialty Retail (0.0%)
Kingfisher PLC	2,251	9,392
Textiles, Apparel & Luxury Goods (0.0%)
Burberry Group PLC	388	9,748
Michael Kors Holdings Ltd.(1)	142	9,716
		19,464
		926,389
UNITED STATES (9.8%)
Aerospace & Defense (0.1%)
L3 Technologies, Inc.	421	82,465
Airlines (0.0%)
American Airlines Group, Inc.	172	7,384
Southwest Airlines Co.	161	8,505
United Continental Holdings, Inc.(1)	133	8,983
		24,872
Automobiles (0.0%)
General Motors Co.	227	8,340
Harley-Davidson, Inc.	215	8,843
		17,183

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Banks (0.0%)
CIT Group, Inc.	187	$9,902
Citigroup, Inc.	126	8,602
Fifth Third Bancorp	292	9,686
Regions Financial Corp.	512	9,574
		37,764
Biotechnology (1.0%)
Avexis, Inc.(1)	4,773	1,015,026
United Therapeutics Corp.(1)	82	9,029
		1,024,055
Capital Markets (0.2%)
Ameriprise Financial, Inc.	62	8,693
Morgan Stanley	4,450	231,289
The Goldman Sachs Group, Inc.	34	8,103
		248,085
Chemicals (0.2%)
Celanese Corp., Series A	88	9,563
The Sherwin-Williams Co.	432	158,829
		168,392
Communications Equipment (0.0%)
Harris Corp.	57	8,916
Computers & Peripherals (0.0%)
Hewlett Packard Enterprise Co.	526	8,968
Construction & Engineering (0.1%)
Quanta Services, Inc.(1)	2,542	82,615
Construction Materials (0.3%)
Vulcan Materials Co.	2,295	256,329
Consumer Finance (0.0%)
Ally Financial, Inc.	306	7,987
American Express Co.	89	8,789
Discover Financial Services	118	8,407
Navient Corp.	628	8,327
		33,510
Containers & Packaging (0.0%)
Sealed Air Corp.	216	9,472
Diversified Financial Services (0.0%)
Voya Financial, Inc.	192	10,051

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Electrical Equipment (0.9%)
Eaton Corp. PLC	1,059	$79,972
General Cable Corp.	28,690	850,658
		930,630
Electronic Equipment, Instruments & Components (0.2%)
Acuity Brands, Inc.	66	7,905
AMETEK, Inc.	1,186	82,783
Avnet, Inc.	225	8,827
CDW Corp.	131	9,339
Corning, Inc.	331	8,943
Rockwell Automation, Inc.	486	80,817
		198,614
Food & Staples Retailing (0.0%)
The Kroger Co.	386	9,723
Walgreens Boots Alliance, Inc.	141	9,370
		19,093
Food Products (0.2%)
Conagra Brands, Inc.	232	8,600
Kellogg Co.	1,418	83,520
The Kraft Heinz Co.	1,417	79,891
		172,011
Healthcare Equipment & Supplies (0.7%)
NxStage Medical, Inc.(1)	28,255	752,148
Healthcare Providers & Services (0.3%)
Aetna, Inc.	49	8,774
Cigna Corp.	55	9,450
DaVita, Inc.(1)	124	7,786
Express Scripts Holding Co.(1)	123	9,311
HCA Healthcare, Inc.	99	9,478
Universal Health Services, Inc. Class B	2,124	243,276
		288,075
Hotels, Restaurants & Leisure (0.6%)
Domino's Pizza, Inc.	40	9,669
Marriott International, Inc., Class A	68	9,294
Pinnacle Entertainment, Inc.(1)	13,345	428,641
Royal Caribbean Cruises Ltd.	1,112	120,537
Yum! Brands, Inc.	107	9,320
		577,461

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Household Durables (0.2%)
Mohawk Industries, Inc.(1)	1,122	$235,485
PulteGroup, Inc.	313	9,503
Toll Brothers, Inc.	214	9,022
		254,010
Industrial Conglomerates (0.1%)
Roper Technologies, Inc.	302	80,082
Insurance (0.0%)
American International Group, Inc.	170	9,520
The Hartford Financial Services Group, Inc.	165	8,884
		18,404
Internet & Catalog Retail (0.0%)
Qurate Retail Group, Inc.(1)	353	8,264
TripAdvisor, Inc.(1)	226	8,457
		16,721
Internet Software & Services (0.5%)
CommerceHub, Inc.(1)	12,557	284,667
eBay, Inc.(1)	6,597	250,569
VeriSign, Inc.(1)	76	8,924
		544,160
IT Services (0.1%)
The Western Union Co.	477	9,421
Total System Services, Inc.	951	79,978
		89,399
Life Sciences Tools & Services (0.0%)
IQVIA Holdings, Inc.(1)	86	8,235
Machinery (0.3%)
Cummins, Inc.	524	83,766
PACCAR, Inc.	3,328	212,944
		296,710
Media (0.1%)
Charter Communications, Inc., Class A(1)	30	8,139
Discovery Communications, Inc., Class C(1)	453	10,066
DISH Network Corp. Class A(1)	3,191	107,286
The Walt Disney Co.	92	9,230
		134,721

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Multi-Utilities (2.2%)
Avista Corp.	17,322	$898,319
CenterPoint Energy, Inc.	3,282	83,133
Vectren Corp.	19,674	1,382,492
		2,363,944
Oil, Gas & Consumable Fuels (0.0%)
Marathon Petroleum Corp.	133	9,963
Pharmaceuticals (0.0%)
Mallinckrodt PLC(1)	638	8,294
Road & Rail (0.1%)
Union Pacific Corp.	609	81,842
Semiconductor Equipment & Products (1.3%)
Microsemi Corp.(1)	20,967	1,356,355
Software (0.0%)
CDK Global, Inc.	146	9,525
Citrix Systems, Inc.(1)	100	10,291
VMware, Inc., Class A(1)	71	9,461
		29,277
Specialty Retail (0.1%)
AutoNation, Inc.(1)	197	9,100
AutoZone, Inc.(1)	14	8,743
Bed Bath & Beyond, Inc.	391	6,827
Best Buy Co., Inc.	134	10,255
Dick's Sporting Goods, Inc.	263	8,703
Foot Locker, Inc.	192	8,271
Lowe's Cos., Inc.	105	8,655
O'Reilly Automotive, Inc.(1)	37	9,475
Signet Jewelers Ltd.	240	9,331
		79,360
Textiles, Apparel & Luxury Goods (0.0%)
VF Corp.	125	10,109
Trading Companies & Distributors (0.0%)
HD Supply Holdings, Inc.(1)	254	9,832
		10,342,127
TOTAL COMMON STOCKS (Cost $19,611,941)		19,448,139

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS (continued)
EXCHANGE-TRADED FUNDS (15.3%)
UNITED STATES (15.3%)
Diversified Financial Services (15.3%)
Alerian MLP ETF(3)	160,179	$1,617,808
iShares U.S. Preferred Stock ETF(3)	128,741	4,780,153
Vanguard FTSE Emerging Markets ETF	213,969	9,774,104
TOTAL EXCHANGE-TRADED FUNDS (Cost $16,663,375)		16,172,065
	Number of Rights
RIGHT (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Shire Pharmaceuticals International(1),(4) (Cost $6,140)	5,532	6,140

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%
UNITED STATES TREASURY OBLIGATIONS (39.6%)
$12,000	United States Treasury Bills	(AA+, Aaa)	05/24/18	1.242	11,987,791
20,000	United States Treasury Bills	(AA+, Aaa)	06/28/18	1.655	19,945,585
10,000	United States Treasury Bills(3)	(AA+, Aaa)	12/06/18	1.700	9,888,512
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $41,833,730)					41,821,888
Number of Contracts
PURCHASED OPTIONS (0.1%)
Put Purchased Options (0.1%)
110	S&P 500 Index, strike @ $2,560, expires 05/18/18 (Cost $122,765)				122,765

	Number of Shares
SHORT-TERM INVESTMENTS (22.6%)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.72%(5)	12,955,578	12,955,578
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.280% 05/01/2018 (Cost $10,847,196)	$10,847	10,847,196
TOTAL SHORT-TERM INVESTMENTS (Cost $23,802,774)		23,802,774
TOTAL INVESTMENTS AT VALUE/LONG POSITIONS (96.1%) (Cost $102,040,725)		101,373,771
TOTAL SECURITIES SOLD SHORT (-3.6%) (Proceeds $3,795,087)		(3,844,298)
OTHER ASSETS IN EXCESS OF LIABILITIES (7.5%)		8,008,632
NET ASSETS (100.0%)		$105,538,105

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

	Number of Shares	Value
SHORT POSITIONS (-3.6%)
COMMON STOCKS (-3.6%)
UNITED KINGDOM (-0.6%)
Media (-0.6%)
Informa PLC	(63,128)	$(641,228)
UNITED STATES (-3.0%)
Aerospace & Defense (-0.1%)
The Boeing Co.	(248)	(82,723)
Biotechnology (-0.1%)
Alexion Pharmaceuticals, Inc.(1)	(893)	(105,525)
Capital Markets (-0.2%)
E*Trade Financial Corp.(1)	(4,296)	(260,681)
Diversified Consumer Services (-0.2%)
H&R Block, Inc.	(9,063)	(250,592)
Energy Equipment & Services (-0.4%)
McDermott International, Inc.(1)	(57,422)	(378,985)
Healthcare Equipment & Supplies (-0.1%)
Align Technology, Inc.(1)	(309)	(77,230)
Healthcare Providers & Services (-0.2%)
Henry Schein, Inc.(1)	(3,461)	(263,036)
Hotels, Restaurants & Leisure (-0.4%)
Chipotle Mexican Grill, Inc.(1)	(604)	(257,834)
Penn National Gaming, Inc.(1)	(5,605)	(169,887)
		(427,721)
Leisure Equipment & Products (-0.3%)
Hasbro, Inc.	(2,435)	(214,499)
Mattel, Inc.	(5,730)	(84,953)
		(299,452)
Media (-0.1%)
Comcast Corp., Class A	(2,479)	(77,816)
Oil & Gas (-0.1%)
EQT Corp.	(1,579)	(79,098)
Range Resources Corp.	(5,672)	(78,231)
		(157,329)
Oil Field Equipment & Services (-0.1%)
ConocoPhillips	(1,200)	(78,634)
Professional Services (-0.1%)
Robert Half International, Inc.	(1,405)	(85,354)
Real Estate (-0.1%)
Kimco Realty Corp.	(5,708)	(82,995)
Road & Rail (-0.2%)
Norfolk Southern Corp.	(1,746)	(250,499)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

	Number of Shares	Value
SHORT POSITIONS (continued)
COMMON STOCKS (continued)
UNITED STATES
Semiconductor Equipment & Products (-0.1%)
Microchip Technology, Inc.	(948)	$(79,366)
Texas Instruments, Inc.	(825)	(83,680)
		(163,046)
Software (-0.1%)
Red Hat, Inc.(1)	(493)	(80,380)
Specialty Retail (-0.1%)
Ross Stores, Inc.	(1,001)	(81,072)
		(3,203,070)
TOTAL SHORT POSITIONS (Proceeds $3,795,087)		$(3,844,298)

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Non-income producing security.

(2)  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(3)  Security or portion thereof is out on loan (See note 2-M).

(4)  Security is valued using significant unobservable inputs.

(5)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2018.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
AUD	2,835,953	USD	2,203,825	05/18/18	Societe Generale	$2,203,825	$2,140,776	$(63,049)
BRL	1,945,929	USD	571,408	05/18/18	JPMorgan Chase	571,408	557,106	(14,302)
CZK	11,680,528	USD	571,265	05/18/18	JPMorgan Chase	571,265	552,855	(18,410)
EUR	1,414,174	USD	1,753,858	06/20/18	JPMorgan Chase	1,753,858	1,714,830	(39,028)
EUR	1,905,920	USD	2,362,055	06/20/18	Goldman Sachs	2,362,055	2,311,122	(50,933)
GBP	786,147	USD	1,126,124	05/18/18	Societe Generale	1,126,124	1,083,559	(42,565)
HUF	143,582,601	USD	572,268	05/18/18	JPMorgan Chase	572,268	553,828	(18,440)
MXN	10,298,906	USD	571,312	05/18/18	JPMorgan Chase	571,312	547,051	(24,260)
NOK	10,975,571	USD	1,412,539	05/18/18	Societe Generale	1,412,539	1,370,719	(41,820)
NZD	3,993,136	USD	2,928,247	05/18/18	Societe Generale	2,928,247	2,813,364	(114,883)
PLN	1,924,610	USD	571,379	05/18/18	JPMorgan Chase	571,379	549,374	(22,005)
SGD	746,527	USD	570,029	05/18/18	JPMorgan Chase	570,029	563,983	(6,046)
TRY	2,329,155	USD	563,469	05/17/18	JPMorgan Chase	563,469	570,333	6,865
USD	2,426,225	CAD	3,047,799	05/17/18	Societe Generale	(2,426,225)	(2,378,255)	47,970

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Forward Foreign Currency Contracts (continued)

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
USD	4,369,458	EUR	3,532,731	05/18/18	Societe Generale	$(4,369,458)	$(4,272,777)	$96,681
USD	3,215,558	CHF	3,098,544	05/18/18	Societe Generale	(3,215,558)	(3,134,004)	81,554
USD	1,445,876	SEK	12,147,526	05/18/18	Societe Generale	(1,445,876)	(1,390,920)	54,956
USD	523,430	JPY	55,982,360	05/18/18	Societe Generale	(523,430)	(512,118)	11,311
USD	7,570,397	EUR	6,093,069	06/20/18	JPMorgan Chase	(7,570,397)	(7,388,465)	181,932
USD	224,801	GBP	159,622	06/20/18	JPMorgan Chase	(224,801)	(220,371)	4,430
USD	69,053	DKK	413,965	06/20/18	JPMorgan Chase	(69,053)	(67,384)	1,669
USD	38,419	CHF	36,231	06/20/18	JPMorgan Chase	(38,419)	(36,754)	1,665
USD	9,268	SEK	75,194	06/20/18	JPMorgan Chase	(9,268)	(8,632)	636
USD	170,470	CAD	222,356	06/20/18	JPMorgan Chase	(170,470)	(173,650)	(3,180)
ZAR	6,876,658	USD	571,460	05/18/18	JPMorgan Chase	571,460	549,731	(21,729)
								$9,019
Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Brent Crude Oil Futures	USD	Sep 2018	35	$2,576,000	$31,148
Foreign Exchange Contracts
EURO Currency Futures	USD	Jun 2018	19	2,879,213	$(81,929)
GBP Currency Futures	USD	Jun 2018	29	2,496,900	(46,954)
JPY Currency Futures	USD	Jun 2018	27	3,097,575	(100,497)
					$(229,380)
Index Contracts
CBOE Volatility Index Futures	USD	Jun 2018	255	4,315,875	$(628,616)
CBOE Volatility Index Futures	USD	Aug 2018	169	2,944,825	(324,333)
EURO Stoxx 50 Index Futures	EUR	Jun 2018	21	881,430	14,505
FTSE 100 Index Futures	GBP	Jun 2018	33	3,390,759	55,543
Hang Seng Index Futures	HKD	May 2018	8	1,562,896	7,770
Nikkei 225 Index Futures OSE	JPY	Jun 2018	7	1,439,982	28,829
S&P 500 E Mini Index Futures	USD	Jun 2018	3	397,050	(1,945)
					$(848,247)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Futures Contracts (continued)
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Industrial Metals
LME Nickel Futures	USD	May 2018	23	$1,876,938	$526
LME Nickel Futures	USD	Jul 2018	12	982,188	32,205
LME Primary Aluminum Futures	USD	May 2018	51	2,885,963	58,498
LME Primary Aluminum Futures	USD	Jul 2018	26	1,469,975	153,679
LME Zinc Futures	USD	May 2018	23	1,799,031	(127,021)
LME Zinc Futures	USD	Jul 2018	12	938,250	(44,390)
					$73,497
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Jun 2018	188	25,891,341	$2,727
Livestock
Lean Hogs Futures	USD	Jul 2018	17	515,950	$(10,945)
Live Cattle Futures	USD	Aug 2018	22	919,820	(2,705)
					$(13,650)
Precious Metals
Gold100 OZ Futures	USD	Aug 2018	28	3,710,840	$(11,743)
Contracts to Sell
Energy
Brent Crude Oil Futures	USD	Jul 2018	(35)	(2,614,150)	$(31,702)
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2018	(39)	(2,936,700)	$16,069
CAD Currency Futures	USD	Jun 2018	(22)	(1,714,680)	(1,887)
					$14,182
Index Contracts
FTSE 100 Index Futures	GBP	Jun 2018	(15)	(1,541,254)	$(93,437)
CBOE Volatility Index Futures	USD	Jul 2018	(526)	(9,086,650)	1,168,775
					$1,075,338
Industrial Metals
LME Nickel Futures	USD	May 2018	(23)	(1,876,938)	$(61,290)
LME Nickel Futures	USD	Jul 2018	(12)	(982,188)	(3,315)
LME Primary Aluminum Futures	USD	May 2018	(51)	(2,885,963)	(238,171)
LME Primary Aluminum Futures	USD	Jul 2018	(26)	(1,469,975)	(45,327)
LME Zinc Futures	USD	May 2018	(23)	(1,799,031)	120,711
LME Zinc Futures	USD	Jul 2018	(12)	(938,250)	24,586
					$(202,806)
See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Futures Contracts (continued)
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Jun 2018	(62)	$(7,416,750)	$12,063
EURO Bund Futures	EUR	Jun 2018	(14)	(2,685,054)	(1,163)
Long Gilt Futures	GBP	Jun 2018	(32)	(5,388,633)	(17,337)
					$(6,437)
Livestock
Lean Hogs Futures	USD	Jun 2018	(17)	(494,360)	$11,225
Live Cattle Futures	USD	Jun 2018	(22)	(933,680)	(8,775)
					$2,450
Precious Metals
Gold100 OZ Futures	USD	Jun 2018	(28)	(3,693,760)	$11,167
Net unrealized appreciation (depreciation)					$(133,456)

Credit Default Swap Contracts Bought

Currency	Notional Amount	Expiration Date	Counterparty	Referenced Obligation	Rate Received (Paid)	Credit Received at 4/30/2018	Market Value	Upfront Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
USD	$3,600,000	06/20/23	JPMorgan Chase	CDX HY CDSI S30 5Y PRC	5.0%	$—	$(248,547)	$(231,300)	$(17,247)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$6,806,645	05/16/18	Barclays Bank PLC	Barclays Hedging Insights Index(a)	0.15%	$—	$—	$(73,747)
USD	3,235,704	05/18/18	Barclays Bank PLC	Barclays U.S. Short Variance Index(b)	0.40%	—	—	12,803
USD	2,000,000	12/20/18	BNP Paribas	iBoxx $ Liquid High Yield Index	2.31%	—	—	(745)
USD	224,271	03/18/19	BNP Paribas	Chicago Bridge & Iron Co.NV	2.24%	—	—	15,396
USD	246,415	03/18/19	BNP Paribas	1.99%	McDermott International, Inc.	—	—	(12,556)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$1,571,016	05/16/18	Goldman Sachs	Bloomberg Energy Index	0.20%	$—	$—	$48,278
USD	1,768,938	05/16/18	Goldman Sachs	Bloomberg Industrial Metals Index	0.20%	—	—	(50,385)
USD	2,262,208	05/16/18	Goldman Sachs	Bloomberg Precious Metals Index	0.20%	—	—	(52,798)
USD	3,190,057	05/16/18	Goldman Sachs	Goldman Sachs RP Equity World Long Short Series 53 Excess Return Index(c)	0.20%	—	—	(8,931)
USD	442,324	05/16/18	Goldman Sachs	Bloomberg Agriculture Index	0.20%	—	—	(11,372)
USD	539,980	05/16/18	Goldman Sachs	Bloomberg Agriculture Index	0.20%	—	—	(14,620)
USD	1,102,784	05/16/18	Goldman Sachs	Bloomberg Agriculture Index	0.20%	—	—	(19,863)
USD	1,200,000	06/20/18	Goldman Sachs	2.25%	iBoxx $ Liquid High Yield Index	—	—	(17,693)
USD	6,680,000	09/20/18	Goldman Sachs	iBoxx $ Liquid High Yield Index	2.25%	—	—	30,314
USD	369,001	09/20/18	Goldman Sachs	iBoxx $ Liquid High Yield Index	2.25%	—	—	3,855
USD	4,800,000	09/20/18	Goldman Sachs	Markit iBoxx USD Liquid Levera	2.34%	—	—	35,234
EUR	528,956	11/16/18	Goldman Sachs	Linde AG	0.08%	—	—	40,129
USD	499,107	11/16/18	Goldman Sachs	1.50%	Praxair, Inc.	—	—	(19,766)
USD	142,452	11/16/18	Goldman Sachs	Capella Education Co.	2.25%	—	—	4,072
USD	143,192	11/16/18	Goldman Sachs	1.50%	Strayer Education, Inc.	—	—	(3,590)
USD	642,038	11/23/18	Goldman Sachs	Cavium, Inc.	2.25%	—	—	(28,231)
USD	376,177	11/23/18	Goldman Sachs	1.50%	Marvell Technology Group Ltd.	—	—	19,049
USD	646,820	12/13/18	Goldman Sachs	Aetna, Inc.	2.25%	—	—	31,600

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$205,295	12/13/18	Goldman Sachs	1.50%	CVS Health Corp.	$—	$—	$(16,415)
USD	276,027	01/10/19	Goldman Sachs	2.25%	Dominion Energy, Inc.	—	—	3,197
USD	237,092	01/10/19	Goldman Sachs	Scana Corp.	0.93%	—	—	(11,766)
SEK	539,055	01/17/19	Goldman Sachs	0.03%	Tele2 AB-B	—	—	(62,337)
SEK	708,784	01/17/19	Goldman Sachs	Comhem Holding	2.18%	—	—	70,923
USD	3,604,406	02/19/19	Goldman Sachs	Russell 2000 Total Return Index	2.25%	—	—	4,186
USD	518,246	03/14/19	Goldman Sachs	1.50%	Cigna Corp.	—	—	(8,554)
USD	871,461	03/14/19	Goldman Sachs	Express scripts Holding Co.	1.50%	—	—	82,132
USD	227,359	03/14/19	Goldman Sachs	2.25%	Lumentum Holding, Inc.	—	—	37,768
USD	558,944	03/14/19	Goldman Sachs	Oclaro, Inc.	1.50%	—	—	(90,991)
USD	664,982	03/18/19	Goldman Sachs	2.25%	Dominion Energy, Inc.	—	—	7,703
USD	12,746	03/18/19	Goldman Sachs	1.50%	Penn National Gaming Inc.	—	—	(1,833)
USD	34,865	03/18/19	Goldman Sachs	Pinnacle Entertainment, Inc.	2.25%	—	—	1,912
USD	571,064	03/18/19	Goldman Sachs	Scana Corp.	2.25%	—	—	(28,339)
USD	242,808	03/19/19	Goldman Sachs	Pinnacle Entertainment, Inc.	1.50%	—	—	13,317
USD	88,748	03/19/19	Goldman Sachs	2.25%	Penn National Gaming, Inc.	—	—	(12,760)
USD	235,464	03/21/19	Goldman Sachs	Connecticut Water Service, Inc.	1.50%	—	—	19,944
USD	408,750	03/21/19	Goldman Sachs	1.50%	KLA-Tencor Corp.	—	—	26,207
USD	228,766	03/21/19	Goldman Sachs	2.25%	SJW Group	—	—	(29,477)
USD	602,737	04/04/19	Goldman Sachs	0.96%	CME Group, Inc.	—	—	19,636
GBP	1,170,235	04/04/19	Goldman Sachs	NEX Group PLC	1.50%	—	—	(18,353)
USD	1,139,823	04/04/19	Goldman Sachs	2.35%	Concho Resources, Inc.	—	—	(143,325)
USD	1,111,508	04/04/19	Goldman Sachs	RSP Permian, Inc.	1.50%	—	—	153,795
USD	1,954,494	04/17/19	Goldman Sachs	2.23%	Nasdaq 100 Total Return Index	—	—	60,364

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
				Goldman Sachs Credit Suisse Custom Long Basket
USD	$2,618,641	04/17/19	Goldman Sachs	Index(d)	1.70%	$—	$—	$(84,859)
USD	2,502,253	04/17/19	Goldman Sachs	2.04%	Goldman Sachs Credit Suisse Custom Short Basket Index(e)	—	—	26,251
CAD	251,511	04/18/19	Goldman Sachs	Spartan Energy Corp.	1.24%	—	—	(14,560)
CAD	254,917	04/18/19	Goldman Sachs	2.27%	Vermilion Energy, Inc.	—	—	16,222
USD	92,104	04/22/19	Goldman Sachs	Capella Education Co.	1.52%	—	—	(2,097)
USD	274,092	04/22/19	Goldman Sachs	0.08%	Praxair, Inc.	—	—	(3,799)
EUR	202,851	04/22/19	Goldman Sachs	Linde AG	2.27%	—	—	14,261
USD	718,139	04/22/19	Goldman Sachs	Aetna, Inc.	0.08%	—	—	8,625
EUR	249,069	04/22/19	Goldman Sachs	Yoox Net-A-Porter Group	1.52%	—	—	(305)
USD	678,100	04/22/19	Goldman Sachs	Cavium, Inc.	2.27%	—	—	(20,788)
USD	224,994	04/22/19	Goldman Sachs	0.08%	Cigna Corp.	—	—	(2,496)
EUR	438,163	04/22/19	Goldman Sachs	Gemalto NV	1.24%	—	—	(919)
CAD	53,137	04/22/19	Goldman Sachs	1.52%	Vermilion Energy, Inc.	—	—	2,867
USD	132,080	04/22/19	Goldman Sachs	2.27%	CME Group Inc.	—	—	5,463
USD	52,989	04/22/19	Goldman Sachs	Connecticut Water Service, Inc.	1.52%	—	—	2,499
USD	221,391	04/22/19	Goldman Sachs	1.52%	CVS Health Corp.	—	—	(16,031)
USD	82,694	04/22/19	Goldman Sachs	1.52%	KLA-Tencor Corp.	—	—	(428)
USD	277,374	04/22/19	Goldman Sachs	1.52%	Concho Resources, Inc.	—	—	(1,517)
USD	95,447	04/22/19	Goldman Sachs	1.52%	Lumentum Holding, Inc.	—	—	13,617
USD	198,191	04/22/19	Goldman Sachs	1.52%	Dominion Energy, Inc	—	—	(4,018)
USD	393,256	04/22/19	Goldman Sachs	2.27%	Marvell Technology Group Ltd.	—	—	10,792
USD	399,813	04/22/19	Goldman Sachs	Express Scripts Holding Co.	2.27%	—	—	11,995

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$152,200	04/22/19	Goldman Sachs	Pinnacle Entertainment, Inc.	0.98%	$—	$—	$4,642
GBP	772,436	04/22/19	Goldman Sachs	UBM PLC	1.52%	—	—	1,301
USD	56,272	04/22/19	Goldman Sachs	1.52%	Penn National Gaming, Inc.	—	—	(5,894)
USD	160,183	04/22/19	Goldman Sachs	2.27%	Strayer Education, Inc.	—	—	2,999
USD	189,345	04/22/19	Goldman Sachs	Orbotech Ltd.	2.04%	—	—	1,631
CAD	52,366	04/22/19	Goldman Sachs	Spartan Energy Corp.	2.27%	—	—	(2,453)
USD	271,351	04/22/19	Goldman Sachs	RSP Permian, Inc.	1.52%	—	—	3,687
USD	51,848	04/22/19	Goldman Sachs	2.27%	SJW Group	—	—	(4,309)
USD	162,812	04/22/19	Goldman Sachs	Scana Corp.	2.27%	—	—	4,160
USD	210,872	04/22/19	Goldman Sachs	Oclaro, Inc.	0.08%	—	—	(8,801)
GBP	632,437	04/22/19	Goldman Sachs	0.15%	Informa PLC	—	—	(7,172)
GBP	251,477	04/22/19	Goldman Sachs	NEX Group PLC	2.27%	—	—	(639)
USD	68,804	04/23/19	Goldman Sachs	Capella Education Co.	0.08%	—	—	(1,918)
EUR	199,695	04/23/19	Goldman Sachs	Linde AG	1.52%	—	—	16,218
USD	272,656	04/23/19	Goldman Sachs	1.50%	Praxair, Inc.	—	—	(5,082)
USD	13,825,648	05/16/18	JPMorgan Chase	JPMorgan Helix 2 Index(f)	0.70%	—	—	54,699
USD	17,172,158	05/16/18	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(g)	0.60%	—	—	52,873
USD	1,260,000	06/20/18	JPMorgan Chase	iBoxx $ Liquid High Yield Index	2.25%	—	—	986
USD	15,570,000	09/20/18	JPMorgan Chase	iBoxx $ Liquid High Yield Index	2.25%	—	—	118,364
USD	1,159,833	03/28/19	JPMorgan Chase	MuleSoft, Inc.	2.23%	—	—	8,386
USD	221,771	03/28/19	JPMorgan Chase	1.48%	salesforce.com, Inc	—	—	(3,633)
USD	5,230,112	05/16/18	Macquarie Bank Ltd.	Macquarie Commodity Volatility Basket 2(h)	0.10%	—	—	30,519
USD	446,099	02/07/19	Societe Generale	Russell 2000 Total Return Index	2.00%	—	—	(4,541)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$7,860,822	03/18/19	Societe Generale	MSCI EAFE Index	2.08%	$—	$—	$27,039
USD	1,584,420	03/18/19	Societe Generale	Russell 2000 Total Return Index	2.14%	—	—	(16,129)
USD	1,199,852	04/09/19	Societe Generale	Russell 2000 Total Return Index	1.90%	—	—	(12,215)
USD	2,985,573	04/17/19	Societe Generale	Utility Select Sector Index	2.30%	—	—	20,076
								$238,936

(a)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Asset Type	Ticker	Weight In Index	4/30/18 Price	4/30/18 Value
WTI	CLM8	-6.9231%	68.57	(466,128)
Refined Gas Blend	XBM8	-6.8823%	213.08	(463,375)
Cattle Feeder	FCQ8	6.7554%	146.20	454,833
Cocoa	CCN8	-6.7123%	2,825.00	(451,930)
Live Cattle	LCM8	6.6820%	106.10	449,891
Cotton	CTN8	-6.6144%	83.84	(445,343)
Coffee	KCN8	6.5954%	122.80	444,062
Soybean Meal	SMN8	-6.5670%	393.80	(442,152)
Natural Gas	NGM18	6.4571%	2.76	434,752
Corn	C N8	-6.4385%	400.75	(433,501)
Soybeans	S N8	-6.3721%	1,048.50	(429,026)
Copper	HGN8	6.3689%	307.40	428,812
Lean Hogs	LHM8	6.2842%	72.70	423,107
Silver	SIN8	6.2275%	16.40	419,290
Gold	GCM8	-6.2269%	1,319.20	(419,251)
Sugar	SBN8	5.9374%	11.75	399,758

(b)  The index intends to provide exposure to a variance swap with underlying S&P 500 Index.

(c)  The index intends to provide synthetic exposure to the performance of a basket comprising a 300% long position in the Goldman Sachs RP Equity World Long Short Series 37K Excess Return Strategy which, in turn, is an index that provides exposure to a basket comprised of a short position in the USD Goldman Sachs Overnight Money Market Index, a short position in the MSCI Daily TR Gross World USD, and a long position in certain equity investments. The top 50 constituent investments (based on absolute market value) held within the index are as follows:

Equity Name	Ticker	Total Weight	4/30/18 Price	4/30/18 Value
ANDEAVOR	ANDV	1.61%	138.32	51,123
FIFTH THIRD BANCORP	FITB	1.42%	33.17	45,064
HOLLYFRONTIER CORP	HFC	1.41%	60.69	44,895

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Equity Name	Ticker	Total Weight	4/30/18 Price	4/30/18 Value
VALERO ENERGY CORP	VLO	1.40%	110.93	44,468
PHILLIPS 66	PSX	1.38%	111.31	43,830
AMAZON.COM INC	AMZN	1.37%	1,566.13	43,610
NTT DOCOMO INC	9437 JP	1.36%	25.91	43,253
BCE INC	BCE	1.35%	42.51	42,813
PFIZER INC	PFE	1.35%	36.61	42,802
HUMANA INC	HUM	1.35%	294.18	42,790
T ROWE PRICE GROUP INC	TROW	1.34%	113.82	42,785
NISSAN MOTOR CO LTD	7201 JP	1.34%	10.52	42,724
COGNIZANT TECH SOLUTIONS	CTSH	1.34%	81.82	42,710
IAC/INTERACTIVECORP	IAC	1.34%	162.14	42,497
ABIOMED INC	ABMD	1.33%	300.95	42,441
ROCKWELL COLLINS INC	COL	1.33%	132.54	42,268
DXC TECHNOLOGY CO	DXC	1.32%	103.06	41,976
EXPEDITORS INTL WASH INC	EXPD	1.32%	63.86	41,890
TIME WARNER INC	TWX	1.31%	94.80	41,805
PROGRESSIVE CORP	PGR	1.31%	60.29	41,779
ZOETIS INC	ZTS	1.31%	83.48	41,764
NIPPON TELEGRAPH & TELEPHONE	9432 JP	1.31%	47.57	41,612
BROADRIDGE FINANCIAL SOLUTIONS	BR	1.31%	107.21	41,600
TOTAL SYSTEM SERVICES INC	TSS	1.30%	84.06	41,210
ESTEE LAUDER COMPANIES-CL A	EL	1.29%	148.09	41,122
ANSYS INC	ANSS	1.29%	161.66	41,035
FORTUM OYJ	FORTUM	1.29%	23.09	40,963
CA INC	CA	1.29%	34.80	40,949
MARATHON PETROLEUM CORP	MPC	1.29%	74.91	40,948
WELLCARE HEALTH PLANS INC	WCG	1.29%	205.16	40,917
TIFFANY & CO	TIF	1.28%	102.83	40,771
JONES LANG LASALLE INC	JLL	1.27%	169.51	40,480
JAPAN AIRLINES CO LTD	9201 JP	1.27%	39.39	40,365
SWISSCOM AG-REG	SCMN	1.27%	481.87	40,260
CENTENE CORP	CNC	1.27%	108.58	40,250
VERIZON COMMUNICATIONS INC	VZ	1.26%	49.35	40,190
REGIONS FINANCIAL CORP	RF	1.26%	18.70	40,048
SYNOPSYS INC	SNPS	1.25%	85.51	39,826
ACCENTURE PLC-CL A	ACN	1.25%	151.20	39,658
ANTHEM INC	ANTM	1.25%	235.99	39,615
PERNOD RICARD SA	RI	1.24%	166.19	39,316
CHURCH & DWIGHT CO INC	CHD	1.23%	46.20	39,002
L-3 COMMUNICATIONS CORP	LLL	1.22%	195.88	38,717
LAMB WESTON HOLDINGS INC	LW	1.22%	65.32	38,664
CENTERPOINT ENERGY INC	CNP	1.21%	25.33	38,607
POWER ASSETS HOLDINGS LTD	6 HK	1.21%	7.45	38,450
FIDELITY NATIONAL INFO SERV	FIS	1.20%	94.97	38,278
OLD DOMINION FREIGHT LINE	ODFL	1.20%	133.86	38,111
PACKAGING CORP OF AMERICA	PKG	1.19%	115.69	37,900
AGILENT TECHNOLOGIES INC	A	1.19%	65.74	37,889

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

(d)  The index intends to provide exposure to the performance of a basket comprised of long positions of stocks that exhibit upward trending prices. The top 50 constituent investments (based on absolute market value) held within the index are as follows:

Equity Name	Ticker	Total Weight	4/30/18 Price	4/30/18 Value
SVB FINANCIAL GROUP	SIVB	0.63%	299.61	16,057
ANDEAVOR	ANDV	0.63%	138.32	16,054
ARISTA NETWORKS INC	ANET	0.58%	264.55	14,590
TCF FINANCIAL CORP	TCF	0.57%	24.83	14,369
AMAZON.COM INC	AMZN	0.57%	1,566.13	14,356
NEUROCRINE BIOSCIENCES INC	NBIX	0.56%	81.08	14,225
BEST BUY CO INC	BBY	0.56%	76.53	14,065
LULULEMON ATHLETICA INC	LULU	0.56%	99.80	14,062
HOLLYFRONTIER CORP	HFC	0.55%	60.69	14,030
TWITTER INC	TWTR	0.55%	30.31	14,012
T ROWE PRICE GROUP INC	TROW	0.55%	113.82	13,933
INTUITIVE SURGICAL INC	ISRG	0.55%	440.78	13,926
E*TRADE FINANCIAL CORP	ETFC	0.55%	60.68	13,923
INTUIT INC	INTU	0.55%	184.79	13,918
VALERO ENERGY CORP	VLO	0.55%	110.93	13,893
SCHWAB (CHARLES) CORP	SCHW	0.55%	55.68	13,860
ANTHEM INC	ANTM	0.55%	235.99	13,845
TABLEAU SOFTWARE INC-CL A	DATA	0.55%	85.05	13,842
LPL FINANCIAL HOLDINGS INC	LPLA	0.55%	60.57	13,829
CREDIT ACCEPTANCE CORP	CACC	0.55%	330.84	13,812
MICHAEL KORS HOLDINGS LTD	KORS	0.54%	68.42	13,799
ABBVIE INC	ABBV	0.54%	96.55	13,781
PHILLIPS 66	PSX	0.54%	111.31	13,769
HERBALIFE NUTRITION LTD	HLF	0.54%	105.73	13,764
VISA INC-CLASS A SHARES	V	0.54%	126.88	13,761
GODADDY INC-CLASS A	GDDY	0.54%	64.56	13,731
VF CORP	VFC	0.54%	80.87	13,710
PBF ENERGY INC-CLASS A	PBF	0.54%	38.33	13,634
UNITEDHEALTH GROUP INC	UNH	0.54%	236.40	13,571
ZIONS BANCORPORATION	ZION	0.54%	54.75	13,566
FLIR SYSTEMS INC	FLIR	0.54%	53.55	13,563
INTERACTIVE BROKERS GRO-CL A	IBKR	0.53%	74.20	13,553
NVR INC	NVR	0.53%	3,100.00	13,553
MASTERCARD INC-A	MA	0.53%	178.27	13,551
MARRIOTT INTERNATIONAL-CL A	MAR	0.53%	136.68	13,533
GLOBAL PAYMENTS INC	GPN	0.53%	113.05	13,520
IAC/INTERACTIVECORP	IAC	0.53%	162.14	13,515
CISCO SYSTEMS INC	CSCO	0.53%	44.29	13,510
GUIDEWIRE SOFTWARE INC	GWRE	0.53%	84.62	13,510
FLEETCOR TECHNOLOGIES INC	FLT	0.53%	207.28	13,505
MATCH GROUP INC	MTCH	0.53%	47.12	13,485
PALO ALTO NETWORKS INC	PANW	0.53%	192.51	13,467
SPIRIT AEROSYSTEMS HOLD-CL A	SPR	0.53%	80.37	13,467
AETNA INC	AET	0.53%	179.05	13,459
RED HAT INC	RHT	0.53%	163.06	13,432
URBAN OUTFITTERS INC	URBN	0.53%	40.27	13,432
ABIOMED INC	ABMD	0.53%	300.95	13,411

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Equity Name	Ticker	Total Weight	4/30/18 Price	4/30/18 Value
COPART INC	CPRT	0.53%	51.08	13,406
MICROSEMI CORP	MSCC	0.53%	64.69	13,404
HUMANA INC	HUM	0.53%	294.18	13,401

(e)  The index intends to provide exposure to the performance of a basket comprised of short positions of stocks that exhibit downward trending prices. The top 50 constituent investments (based on absolute market value) held within the index are as follows:

Equity Name	Ticker	Total Weight	4/30/18 Price	4/30/18 Value
CHIPOTLE MEXICAN GRILL INC	CMG	0.69%	423.33	17,409
SM ENERGY CO	SM	0.62%	23.95	15,603
LAREDO PETROLEUM INC	LPI	0.61%	11.00	15,462
NEWFIELD EXPLORATION CO	NFX	0.61%	29.80	15,386
O'REILLY AUTOMOTIVE INC	ORLY	0.60%	256.07	15,153
ULTA BEAUTY INC	ULTA	0.58%	250.91	14,777
BAKER HUGHES A GE CO	BHGE	0.58%	36.11	14,756
UNITI GROUP INC	UNIT	0.58%	18.02	14,713
PANDORA MEDIA INC	P	0.58%	5.61	14,678
HENRY SCHEIN INC	HSIC	0.58%	76.00	14,582
EXTRACTION OIL & GAS INC	XOG	0.58%	14.12	14,579
DEVON ENERGY CORP	DVN	0.57%	36.33	14,503
BROOKDALE SENIOR LIVING INC	BKD	0.57%	7.24	14,483
COLONY NORTHSTAR INC-CLASS A	CLNS	0.57%	6.11	14,438
ADVANCE AUTO PARTS INC	AAP	0.57%	114.45	14,433
ZIMMER BIOMET HOLDINGS INC	ZBH	0.57%	115.17	14,423
CENTURYLINK INC	CTL	0.57%	18.58	14,367
PATTERSON-UTI ENERGY INC	PTEN	0.57%	21.42	14,367
MOSAIC CO/THE	MOS	0.57%	26.95	14,354
SALLY BEAUTY HOLDINGS INC	SBH	0.56%	17.29	14,246
OCEANEERING INTL INC	OII	0.56%	21.24	14,225
NOBLE ENERGY INC	NBL	0.56%	33.83	14,190
CVS HEALTH CORP	CVS	0.56%	69.83	14,180
VENTAS INC	VTR	0.56%	51.42	14,177
GENERAL ELECTRIC CO	GE	0.56%	14.07	14,167
UGI CORP	UGI	0.56%	48.39	14,167
EXPEDIA GROUP INC	EXPE	0.56%	115.14	14,157
NEWELL BRANDS INC	NWL	0.56%	27.63	14,129
TUPPERWARE BRANDS CORP	TUP	0.56%	44.56	14,091
ENDO INTERNATIONAL PLC	ENDP	0.56%	5.73	14,086
EMPIRE STATE REALTY TRUST-A	ESRT	0.56%	17.42	14,079
KROGER CO	KR	0.55%	25.19	13,990
COLUMBIA PROPERTY TRUST INC	CXP	0.55%	21.36	13,988
LIBERTY EXPEDIA HOLD-A	LEXEA	0.55%	40.80	13,978
CIMAREX ENERGY CO	XEC	0.55%	100.59	13,967
KIMCO REALTY CORP	KIM	0.55%	14.51	13,962
PPL CORP	PPL	0.55%	29.10	13,919
HCP INC	HCP	0.55%	23.36	13,917
AXIS CAPITAL HOLDINGS LTD	AXS	0.55%	58.70	13,912
DISCOVERY INC-C	DISCK	0.55%	22.22	13,879
AUTOZONE INC	AZO	0.55%	624.52	13,871
EURONET WORLDWIDE INC	EEFT	0.55%	78.11	13,866

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Equity Name	Ticker	Total Weight	4/30/18 Price	4/30/18 Value
AMERICAN INTERNATIONAL GROUP	AIG	0.55%	56.00	13,851
CARDINAL HEALTH INC	CAH	0.55%	64.17	13,828
DICK'S SPORTING GOODS INC	DKS	0.55%	33.09	13,816
HOLOGIC INC	HOLX	0.55%	38.79	13,813
DOMINION ENERGY INC	D	0.55%	66.56	13,801
SIMON PROPERTY GROUP INC	SPG	0.54%	156.34	13,778
PIEDMONT OFFICE REALTY TRU-A	PDM	0.54%	17.92	13,768
EQT CORP	EQT	0.54%	50.19	13,742

(f)  The index seeks to provide exposure to interest rate movements. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Asset Type	Ticker	Weight	4/30/18 Price
Eurodollar Futures	EDH9	-221.65%	97.245
Eurodollar Futures	EDZ8	-221.47%	97.355
Eurodollar Futures	EDU8	-221.06%	97.510
Eurodollar Futures	EDM8	-220.70%	97.630
Euribor Futures	ERH9	220.29%	100.270
Euribor Futures	ERM8	220.24%	100.325
Euribor Futures	ERU8	220.24%	100.320
Euribor Futures	ERZ8	220.24%	100.305

(g)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Asset Type	Ticker	Weight	4/30/18 Price	4/30/18 Value
Corn	C N8	-4.41%	4.008	(759,624)
Ref Gas Blend	XBM8	-4.40%	2.131	(757,901)
Gas Oil	QSM8	-4.37%	650.500	(752,734)
WTI	CLM8	4.22%	68.570	726,896
Lean Hogs	LHM8	-3.18%	0.727	(547,756)
Soybeans	S N8	3.12%	10.485	537,421
Feeder Cattle	FCQ8	3.09%	1.462	532,253
Nat Gas	NGM18	3.07%	2.763	528,808
Aluminum	LAM18	-1.63%	2,265.000	(280,768)
Cocoa	CCN8	-1.62%	2,825.000	(279,046)
Cotton	CTN8	-1.62%	0.838	(279,046)
Lead	LLM8	-1.61%	2,320.500	(277,323)
Sugar	SBN8	1.60%	0.118	275,600
Silver	SIN8	-1.60%	16.401	(275,600)
KC Wheat	KWN8	1.59%	5.375	273,878
Coffee	KCN8	1.58%	1.228	272,155
Live Cattle	LCM8	1.56%	1.061	268,710
Gold	GCM8	1.55%	1,319.200	266,988
Zinc	LXM8	1.54%	3,129.000	265,265
Copper LME	LPM18	1.53%	6,793.000	263,543

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

(h)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Asset Type	Contract	Weight	4/30/18 Price	4/30/18 Value
Crude Oil	CLM8	16.59%	68.57	872,739
Crude Oil	CLQ8	12.25%	68.17	644,427
Crude Oil	CLN8	10.86%	68.48	571,305
Lean Hogs	LHK8	-10.81%	66.3	(568,674)
Brent Crude	COQ8	10.29%	74.17	541,319
Crude Oil	CLU8	8.77%	67.68	461,357
Sugar	SBN8	-8.68%	11.75	(456,623)
Gold	GCQ8	6.69%	1,325.30	351,936
Brent Crude	COU8	6.66%	73.6	350,358
Aluminum LME	LAK18	6.18%	2,263.50	325,107
Cocoa	CCN8	5.51%	2,825.00	289,861
Brent Crude	CON8	4.03%	74.69	212,003
Brent Crude	COV8	3.98%	73.04	209,373
Gold	GCV8	-3.47%	1,331.60	(182,544)
Gold	GCZ8	-3.27%	1,338.10	(172,023)
Corn	C N8	3.09%	400.75	162,553
Brent Crude	COX8	2.90%	72.54	152,558
Lean Hogs	LHM8	-2.82%	72.7	(148,350)
Crude Oil	CLX8	2.29%	66.54	120,468
Crude Oil	CLV8	1.95%	67.09	102,582
Copper LME	LPQ18	-1.94%	6,815.50	(102,056)
Soybeans	S N8	-1.60%	1,048.50	(84,170)
Gold	GCM8	-1.52%	1,319.20	(79,962)
Aluminum LME	LAN18	1.44%	2,261.50	75,753
Cocoa	CCU8	1.38%	2,830.00	72,597
Aluminum LME	LAV18	1.27%	2,247.50	66,810
Lead	LLQ8	-1.25%	2,319.50	(65,758)
Coffee	KCU8	-1.18%	124.95	(62,075)
Aluminum LME	LAM18	1.07%	2,265.00	56,289
Zinc	LXQ8	-1.01%	3,127.00	(53,132)
Zinc	LXU8	-0.98%	3,126.75	(51,554)
Lead	LLN8	-0.96%	2,319.50	(50,502)
Lead	LLU8	-0.95%	2,320.50	(49,976)
Copper LME	LPN18	-0.91%	6,804.00	(47,872)
Copper LME	LPM18	-0.90%	6,793.00	(47,346)
Lean Hogs	LHN8	-0.77%	75.88	(40,507)
Copper LME	LPU18	-0.77%	6,828.50	(40,507)
Coffee	KCN8	-0.72%	122.8	(37,877)
Nickel LME	LNM8	-0.67%	13,621.00	(35,246)
Aluminum LME	LAQ18	0.60%	2,246.50	31,564
Copper LME	LPX18	-0.51%	6,849.00	(26,829)
Brent Crude	COZ8	0.48%	72.04	25,251
Lead	LLM8	-0.48%	2,320.50	(25,251)
Zinc	LXV8	-0.48%	3,125.25	(25,251)
Lead	LLV8	-0.45%	2,320.50	(23,673)
WTI	CLM8,CALL,56.5	-0.43%	12.1	(22,621)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2018 (unaudited)

Asset Type	Contract	Weight	4/30/18 Price	4/30/18 Value
Copper LME	LPV18	-0.40%	6,837.50	(21,043)
Zinc	LXM8	-0.36%	3,129.00	(18,938)
Zinc	LXN8	-0.34%	3,127.50	(17,886)
Crude Oil	CLN8,CALL,59.5	-0.27%	9.23	(14,204)

Written Options

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
60	Bank N.A.	JPMorgan Chase S&P 500 Index, Strike @ 2650	05/18/18	6,000	$159,958	$(159,958)	$—
20	JPMorgan Chase Bank N.A.	S&P 500 Index, Strike @ 2690	05/18/18	2,000	101,959	(101,959)	—
							$—

Currency Abbreviations:

AUD = Australian Dollar

BRL = Brazilian Real

CAD = Canadian Dollar

CHF = Swiss Franc

CZK = Czech Koruna

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

HUF = Hungarian Forint

JPY = Japanese Yen

MXN = Mexican Peso

NOK = Norwegian Krone

NZD = New Zealand Dollar

PLN = Polish Zloty

SEK = Swedish Krona

SGD = Singapore Dollar

TRY = Turkish Lira

USD = United States Dollar

ZAR = South African Rand

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2018 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $12,955,578 (Cost $102,040,725) (Note 2)	$101,373,771[1]
Cash	126,259
Foreign currency at value (Cost $370,957)	367,580
Cash segregated at brokers for futures contracts, swap contracts and written options (Note 2)	20,029,855
Receivable for investments sold	5,452,016
Unrealized appreciation on open swap contracts (Note 2)	1,201,986
Unrealized appreciation on forward foreign currency contracts (Note 2)	489,669
Variation margin receivable on futures contracts (Note 2)	663,045
Receivable for Fund shares sold	69,022
Dividend and interest receivable	18,550
Net receivable for open swap contracts	14,014
Net receivable for terminated total return swap contracts	143,032
Prepaid expenses and other assets	34,654
Total assets	129,983,453
Liabilities
Investment advisory fee payable (Note 3)	16,768
Administrative services fee payable (Note 3)	4,540
Shareholder servicing/Distribution fee payable (Note 3)	269
Payable upon return of securities loaned (Note 2)	12,955,578
Payable for investments purchased	5,366,592
Securities sold short, at value (Proceeds $3,795,087) (Note 2)	3,844,298
Unrealized depreciation on open swap contracts (Note 2)	980,297
Unrealized depreciation on forward foreign currency contracts (Note 2)	480,650
Outstanding written options, at value (Proceeds $261,917) (Note 2)	261,917
Payable for Fund shares redeemed	52,090
Trustees' fee payable	16,160
Dividend expense payable on securities sold short	15,222
Upfront payments received on swap contracts (Note 2)	231,300
Accrued expenses	219,667
Total liabilities	24,445,348
Net Assets
Capital stock, $.001 par value (Note 6)	10,476
Paid-in capital (Note 6)	105,263,377
Distributions in excess of net investment income	(733,855)
Accumulated net realized gain on investments, futures contracts, swap contracts, written options, securities sold short, forward foreign currency contracts and foreign currency transactions	1,624,370
Net unrealized depreciation on investments, futures contracts, swap contracts, written options securities sold short, forward foreign currency contracts and foreign currency translations	(626,263)
Net assets	$105,538,105
I Shares
Net assets	$104,227,163
Shares outstanding	10,344,534
Net asset value, offering price and redemption price per share	$10.08
A Shares
Net assets	$1,310,942
Shares outstanding	131,283
Net asset value and redemption price per share	$9.99
Maximum offering price per share (net asset value/(1-5.25%))	$10.54

1  Includes $12,681,203 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2018 (unaudited)

Investment Income
Interest	$326,134
Dividends	182,736
Securities lending (net of rebates)	5,952
Foreign taxes withheld	(8,934)
Total investment income	505,888
Expenses
Investment advisory fees (Note 3)	540,461
Administrative services fees (Note 3)	15,684
Shareholder servicing/Distribution fees (Note 3)
Class A	1,623
Class C*	126
Custodian fees	119,180
Dividend expense for securities sold short	75,201
Transfer agent fees (Note 3)	34,459
Audit and tax fees	27,936
Trustees' fees	27,658
Registration fees	24,580
Legal fees	22,336
Printing fees	15,788
Commitment fees (Note 4)	8,207
Insurance expense	1,472
Miscellaneous expense	22,269
Total expenses	936,980
Less: fees waived (Note 3)	(418,307)
Net expenses	518,673
Net investment loss	(12,785)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options, Securities Sold Short and Foreign Currency Related Items
Net realized loss from investments	(225,603)
Net realized gain from futures contracts	802,596
Net realized gain from swap contracts	1,099,436
Net realized gain from written options	408,728
Net realized loss from securities sold short	(77,937)
Net realized loss from forward foreign currency contracts	(327,630)
Net realized gain from foreign currency transactions	12,614
Net change in unrealized appreciation (depreciation) from investments	(726,270)
Net change in unrealized appreciation (depreciation) from futures contracts	(296,465)
Net change in unrealized appreciation (depreciation) from swap contracts	(420,802)
Net change in unrealized appreciation (depreciation) from written options	(33,783)
Net change in unrealized appreciation (depreciation) from securities sold short	(52,054)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(78,011)
Net change in unrealized appreciation (depreciation) from foreign currency translations	6,351
Net realized and unrealized gain from investments, futures contracts, swap contracts, written options, securities sold short and foreign currency related items	91,170
Net increase in net assets resulting from operations	$78,385

*  Class C was redeemed on February 15, 2018 and currently has no shareholders.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
From Operations
Net investment loss	$(12,785)	$(464,324)
Net realized gain from investments, futures contracts, swap contracts, written options, securities sold short, forward foreign currency contracts and foreign currency transactions	1,692,204	4,630,518
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, written options, securities sold short, forward foreign currency contracts and foreign currency translations	(1,601,034)	(219,173)
Net increase in net assets resulting from operations	78,385	3,947,021
From Dividends and Distributions
Dividends from net investment income
Class I	—	(430,003)
Class A	—	(1,516)
Distributions from net realized gains
Class I	(4,686,749)	(2,021,820)
Class A	(61,137)	(23,670)
Class C*	(2,114)	(1,733)
Net decrease in net assets resulting from dividends and distributions	(4,750,000)	(2,478,742)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	16,905,219	38,604,603
Reinvestment of dividends and distributions	4,729,725	2,464,559
Net asset value of shares redeemed	(14,963,268)	(55,367,169)
Net increase (decrease) in net assets from capital share transactions	6,671,676	(14,298,007)
Net increase (decrease) in net assets	2,000,061	(12,829,728)
Net Assets
Beginning of period	103,538,044	116,367,772
End of period	$105,538,105	$103,538,044
Distributions in excess of net investment income	$(733,855)	$(721,070)

*  Class C was redeemed on February 15, 2018 and currently has no shareholders.
See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$10.54	$10.39[1]	$10.36	$10.42	$10.48[1]	$9.95
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.00)[3]	(0.04)	(0.08)	(0.01)	(0.15)	(0.15)
Net gain from investments, futures contracts, swap contracts, written options, securities sold short, forward foreign currency contracts and foreign currency related items (both realized and unrealized)	0.02	0.41	0.13	0.25	0.42	0.75
Total from investment operations	0.02	0.37	0.05	0.24	0.27	0.60
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.04)	—	(0.18)	—	(0.06)
Distributions from net realized gains	(0.48)	(0.18)	(0.02)	(0.12)	(0.33)	(0.01)
Total dividends and distributions	(0.48)	(0.22)	(0.02)	(0.30)	(0.33)	(0.07)
Net asset value, end of period	$10.08	$10.54	$10.39[1]	$10.36	$10.42	$10.48[1]
Total return[4]	0.21%	3.68%	0.53%	2.33%	2.64%	6.11%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$104,227	$102,227	$114,951	$13,015	$11,451	$5,409
Ratio of net expenses to average net assets	0.99%[5]	1.00%	0.91%	1.56%	1.85%	1.78%
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.85%[5]	0.85%	0.85%	1.32%	1.70%	1.70%
Ratio of net investment loss to average net assets	(0.02)%[5]	(0.40)%	(0.79)%	(0.14)%	(1.47)%	(1.49)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.81%[5]	0.68%	0.65%	2.34%	2.48%	6.31%
Portfolio turnover rate	1,341%	586%	1,021%	292%	431%	284%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$10.47	$10.31	$10.31	$10.37	$10.46[1]	$9.93
INVESTMENT OPERATIONS
Net investment loss[2]	(0.01)	(0.07)	(0.10)	(0.05)	(0.18)	(0.18)
Net gain from investments, futures contracts, swap contracts, written options, securities sold short, forward foreign currency contracts and foreign currency related items (both realized and unrealized)	0.01	0.42	0.12	0.26	0.42	0.76
Total from investment operations	—	0.35	0.02	0.21	0.24	0.58
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.01)	—	(0.15)	—	(0.04)
Distributions from net realized gains	(0.48)	(0.18)	(0.02)	(0.12)	(0.33)	(0.01)
Total dividends and distributions	(0.48)	(0.19)	(0.02)	(0.27)	(0.33)	(0.05)
Net asset value, end of period	$9.99	$10.47	$10.31	$10.31	$10.37	$10.46[1]
Total return[3]	0.02%	3.45%	0.24%	2.08%	2.35%	5.96%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,311	$1,267	$1,319	$320	$438	$324
Ratio of net expenses to average net assets	1.24%[4]	1.26%	1.17%	1.82%	2.10%	2.03%
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.10%[4]	1.10%	1.11%	1.57%	1.95%	1.95%
Ratio of net investment loss to average net assets	(0.27)%[4]	(0.65)%	(0.98)%	(0.44)%	(1.73)%	(1.75)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.81%[4]	0.68%	0.65%	2.33%	2.48%	6.31%
Portfolio turnover rate	1,341%	586%	1,021%	292%	431%	284%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2018 (unaudited)

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2018, the Fund held $5,358,712 in the Subsidiary, representing 5.1% of the Fund's consolidated net assets. For the six months ended April 30, 2018, the net realized gain on securities and other financial instruments held in the Subsidiary was $793,161.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Class C was redeemed on February 15, 2018 and currently has no shareholders.

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$16,024,840	$3,423,299	$—	$19,448,139
Exchange-Traded Funds	16,172,065	—	—	16,172,065
Rights	—	—	6,140	6,140
United States Treasury Obligations	—	41,821,888	—	41,821,888
Purchased Options	122,765	—	—	122,765
Short-term Investments	—	23,802,774	—	23,802,774
	$32,319,670	$69,047,961	$6,140	$101,373,771
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$489,669	$—	$489,669
Futures Contracts	1,750,026	—	—	1,750,026
Swap Contracts**	—	1,201,986	—	1,201,986
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks	$3,844,298	$—	$—	$3,844,298
Other Financial Instruments*
Forward Foreign Currency Contracts	—	480,650	—	480,650
Futures Contracts	1,883,482	—	—	1,883,482
Swap Contracts**	—	980,297	—	980,297
Written Options	261,917	—	—	261,917

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts. Purchased options and written options are reported at value.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

As of April 30, 2018, the amount of Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets. For the six months ended April 30, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2018, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2018 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2018.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$489,669	$480,650	$(327,630)	$(78,011)
Futures contracts	47,217	160,585	(154,890)	62,056
Interest rate
Futures contracts	36,649	45,553	38,156	(12,260)
Equity price
Futures contracts	106,647	1,148,770	418,653	(76,376)
Swap contracts	1,201,986	980,297	1,099,436	(420,802)
Written options	—	261,917	408,728	(33,783)
Commodity price
Futures contracts	1,559,513	528,574	500,677	(269,885)
Total	$3,441,681	$3,606,346	$1,983,130	$(829,061)

For the six months ended April 30, 2018, the Fund held average monthly value on a net basis of $30,663,540 in forward foreign currency contracts and average monthly notional values on a net basis of $71,020,422 and $44,207,019 in long futures contracts and short futures contracts and $123,985,118 in swap contracts, respectively. For the six months ended April 30, 2018, the Fund received average monthly premiums of $367,655 from written options contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2018:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Barclays Bank plc	$12,803	$(12,803)	$—	$—	$—
BNP Paribas	15,396	(13,301)	—	—	2,095
Goldman Sachs	860,845	(860,845)	—	—	—
JPMorgan Chase	432,505	(188,280)	—	—	244,225
Macquarie Bank Ltd.	30,519	—	—	—	30,519
Societe Generale	339,587	(295,202)	—	—	44,385
	$1,691,655	$(1,370,431)	$—	$—	$321,224

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2018:

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Barclays Bank plc	$73,747	$(12,803)	$—	$—	$60,944
BNP Paribas	13,301	(13,301)	—	—	—
Goldman Sachs	890,417	(860,845)	—	—	29,572
JPMorgan Chase	188,280	(188,280)	—	—	—
Societe Generale	295,202	(295,202)	—	—	—
	$1,460,947	$(1,370,431)	$—	$—	$90,516

(a)  Swap contracts, written options and forward foreign currency exchange contracts are included. Written options are reported at market value.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) SHORT SALES — When the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of liquid securities equal in value to its obligation to the securities sold short. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At April 30, 2018, the amount of restricted cash held at brokers related to open short positions was $0.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2018, the amount of restricted cash held at brokers related to open futures contracts was $2,621,268.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2018 are disclosed in the Consolidated Schedule of Investments.

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2018, the amounts of restricted cash held at brokers related to open swap contracts and centrally cleared swaps for the Fund were $5,676,560 and $0, respectively.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund's exchange-traded written options are disclosed in the Consolidated Schedule of Investments. At April 30, 2018, the amount of restricted cash held at brokers related to option contracts was $11,732,027.

For the six months ended April 30, 2018, transactions for written options on securities, interest rate swaps and futures were as follows:

	Number of Contracts	Premium Received
Written Options, outstanding as of October 31, 2017	123	$155,253
Options written	841	1,999,842
Options bought back	(208)	(512,741)
Options exercised	—	—
Options expired	(676)	(1,380,437)
Written Options, outstanding as of April 30, 2018	80	$261,917

M) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2018, the Fund had investment securities on loan with a

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

fair value of $12,681,203. Collateral received for securities loaned and a related liability of $12,955,578 are presented gross in the Consolidated Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of April 30, 2018, the value of the related collateral exceeded the value of the securities loaned.

During the six months ended April 30, 2018, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $12,434, of which $4,496 was rebated to borrowers (brokers). The Fund retained $5,952 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,986. Securities lending income is accrued as earned.

N) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

P) RECENT ACCOUNTING PRONOUNCEMENTS — In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statements. However, as required, additional or enhanced disclosure has been included.

Q) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 1.04% of the Fund's average daily net assets. For the six months ended April 30, 2018, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $540,461 and $418,307, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.85% of the Fund's average daily net assets for Class I shares, 1.10% of the Fund's average daily net assets for Class A shares and 1.85% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2019.

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2018 are as follows:

	Fee waivers/expense reimbursements subject to recoupment*	Expires October 31, 2018	Expires October 31, 2019	Expires October 31, 2020	Expires October 31, 2021
Class I	$1,962,474	$276,384	$606,964	$701,219	$377,907
Class A	27,883	8,041	6,694	8,368	4,780
Class C	28,594	27,045	1,100	358	91
Totals	$2,018,951	$311,470	$614,758	$709,945	$382,778

*  The Subsidiary is not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2018, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $15,684.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2018, the Fund paid Rule 12b-1 distribution fees of $1,623 for Class A shares and $126 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2018, the Fund paid $8,820, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the six months ended April 30, 2018, CSSU and its affiliates advised the Fund that there were no commissions earned on the sale of Class A and Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 4. Line of Credit (continued)

line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2018 and during the six months ended April 30, 2018, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2018, purchases and sales of investment securities (excluding short-term investments) were as follows:

Investment Securities
Purchases	Sales
$222,412,363	$196,298,818

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	1,624,995	$16,589,086	3,658,695	$37,970,122
Shares issued in reinvestment of dividends and distributions	462,544	4,680,939	236,955	2,445,260
Shares redeemed	(1,438,960)	(14,661,787)	(5,265,549)	(54,588,520)
Net increase (decrease)	648,579	$6,608,238	(1,369,899)	$(14,173,138)

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2018 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	30,766	$316,133	61,526	$634,481
Shares issued in reinvestment of dividends and distributions	4,859	48,786	1,789	18,350
Shares redeemed	(25,355)	(258,921)	(70,220)	(724,894)
Net increase (decrease)	10,270	$105,998	(6,905)	$(72,063)
	Class C*
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends and distributions	—	—	95	949
Shares redeemed	(4,366)	(42,560)	(5,375)	(53,755)
Net decrease	(4,366)	$(42,560)	(5,280)	$(52,806)

*  Class C was redeemed on February 15, 2018 and currently has no shareholders.

On April 30, 2018, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	97%
Class A	3	60%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the amended and restated investment management agreement for the Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 13 and 14, 2017, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 1.04% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.10%, 1.85% and 0.85% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2019.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the Fund is different from other types of accounts offered by Credit Suisse and the services are different from those offered to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board considered the investment performance of the Fund relative to its stated objectives as well as the performance of the Fund relative to its peers.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Board also received profitability information for the other funds in the Credit Suisse family of funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that as the Fund continues to grow, economics of scale potentially could be realized and noted the expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's historical profitability, including Credit Suisse's costs in providing services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit Suisse's profitability based on fees payable under the Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 22, 2018.

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-SAR-0418

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2018
  (unaudited)

■  CREDIT SUISSE
STRATEGIC INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report
April 30, 2018 (unaudited)

May 18, 2018

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the six-month period ended April 30, 2018.

Performance Summary
11/1/2017 – 4/30/18

Fund & Benchmark	Performance
Class I1	1.36%
Class A1,2	1.24%
Class C1,2	0.86%
ICE BofAML 3-Month US Treasury Bill Index[3]	0.68%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively. 2

Market Review: A volatile period for risk assets

The six-month period ended April 30, 2018 was a volatile one for below investment grade credit asset classes. Risk assets experienced heightened volatility, as the Federal Reserve raised the federal funds rate, the 10-year U.S. Treasury saw widening, and geopolitical headlines increased. In this context, the Credit Suisse Leveraged Loan Index returned 2.59%, while the high yield asset class, as represented by the ICE BofAML US High Yield Constrained Index, returned -0.23%. In comparison, the ICE BofAML 3-Month US Treasury Bill Index (the "Benchmark"), the Fund's benchmark, returned 0.68% for the period.

Heading into the end of 2017, global equity and credit markets were strong with macroeconomic stability and positive sentiment toward the U.S. tax reform. Rates have increased in 2018, with the U.S. 10-year Treasury widening from 2.41% to 2.94% between December 31, 2017 and April 30, 2018. This has put pressure on fixed income assets with duration — particularly higher quality, longer duration high yield bonds. Leveraged loans, with their shorter duration profile, fared much better, as the technical environment continued to be positive for the asset class. In fact, CLO creation has exceeded expectations with more than $65.7 billion of issuance during the period, while prime mutual funds had inflows of $810 million.

1

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Fundamentals have been stable, with the leveraged loans par-weighted default rate ending the period at 2.35% and high yield default rates at 2.26%, as reported by JPMorgan. Both figures still compare favorably against historical averages, which reside within the 3.0 – 3.5% range.

Strategic Review and Outlook: Anticipating continued demand for loans

For the semiannual period ended April 30, 2018, the Fund outperformed the Benchmark across all share classes. The allocation to bank loans was the largest contributor to absolute returns, as the asset class posted positive returns for the past six months. High yield detracted from returns while asset backed exposure contributed slightly. From a ratings perspective, B-rated and CCC-rated positions had the greatest contributions to returns, while BB-rated exposure had negligible impact. Sector-wise, oil & gas, consumer products and electronics were the greatest contributors.

Strong economic performance has been supportive of rate increases, and we believe this will continue. This, in turn, should, in our view, lead to positive institutional and prime fund demand for the loan asset class. Additionally, high yield spreads, which we believe have already somewhat priced in the rate increases, appear to have better relative value versus year-end 2017.

In addition, default rate expectations in the intermediate term are sanguine, as we believe rates will remain below long-term averages, especially outside of certain distressed sectors (like retail) that we believe are experiencing secular changes.

Lastly, while there has been some volatility in risk assets recently and geopolitical and inflation concerns have increased, underlying corporate fundamentals and economic data continue to remain solid.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

2

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Additional principal risk factors for the Fund include conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, interest rate risk, liquidity risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2018; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or expense reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (3.57)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1.00%), was (0.13)%.

3  Using only liquid securities, the ICE BofAML 3-Month US Treasury Bill Index seeks to replicate the return of the overall hedge fund industry, as represented by the Dow Jones Credit Suisse Hedge Fund Index. The Index does not have transaction costs and investors may not invest directly in the Index. The index was formerly known as the BofA Merrill Lynch 3-Month US Treasury Bill Index.

4

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Average Annual Returns as of April 30, 20181

	1 Year	5 Years	Since Inception[2]
Class I	4.77%	6.00%	7.18%
Class A Without Sales Charge	4.40%	5.71%	6.89%
Class A With Maximum Sales Charge	(0.58)%	4.69%	5.96%
Class C Without CDSC	3.62%	4.93%	6.10%
Class C With CDSC	2.62%	4.93%	6.10%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.14% for Class I shares, 1.39% for Class A shares and 2.14% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.99% for Class I shares, 1.24% for Class A shares and 1.99% for Class C shares.

1   Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

2  Inception Date: September 28, 2012.

5

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2018.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2018

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/18	$1,013.60	$1,012.40	$1,008.60
Expenses Paid per $1,000*	$4.94	$6.19	$9.91
Hypothetical 5% Fund Return
Beginning Account Value 11/01/17	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/18	$1,019.89	$1,018.65	$1,014.93
Expenses Paid per $1,000*	$4.96	$6.21	$9.94
	Class I	Class A	Class C
Annualized Expense Ratios*	0.99%	1.24%	1.99%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2018 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2018)

S&P Ratings**
BBB	1.2%
BB	27.4
B	45.8
CCC	12.4
CC	0.0[1]
NR	6.1
Subtotal	92.9
Equity and Other	0.4
Short-Term Investments[2]	6.7
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P"). S&P is a main provider of ratings for Credit Asset Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

2  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2018, if applicable.

8

Credit Suisse Strategic Income Fund
Schedule of Investments
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (46.5%)
Air Transportation (0.1%)
$300	United Continental Holdings, Inc., Company Guaranteed Notes	(BB, Ba3)	02/01/24	5.000	$299,250
Auto Parts & Equipment (0.7%)
1,000	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B2)	11/15/26	5.625	995,000
650	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB, B1)	10/01/25	5.000	626,844
					1,621,844
Brokerage (0.6%)
1,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(B+, B2)	09/15/25	5.750	1,458,750
Building Materials (3.7%)
350	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	361,707
1,500	American Woodmark Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 102.44)(1)	(BB, Ba3)	03/15/26	4.875	1,451,250
1,000	Beacon Roofing Supply, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/20 @ 102.44)(1)	(B+, B3)	11/01/25	4.875	950,000
414	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 10/01/19 @ 104.13)(1)	(BB-, B2)	10/01/24	5.500	411,412
250	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(1)	(BB-, B1)	12/15/25	4.625	240,000
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	472,500
200	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 05/31/18 @ 104.22)(1)	(BB+, Ba3)	03/15/23	5.625	207,000
1,650	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 05/16/18 @ 109.00)(1)	(B-, Caa1)	08/15/20	12.000	1,757,250
800	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/31/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	840,000
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 102.56)(1)	(BB, B3)	06/01/25	5.125	972,500

See Accompanying Notes to Financial Statements.
9

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials
$150	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	$155,813
500	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	501,250
					8,320,682
Cable & Satellite TV (3.9%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B+, B1)	05/15/26	7.500	790,000
475	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B1)	05/01/26	7.375	461,937
900	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	882,000
200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 07/15/18 @ 104.03)(1)	(BB, Ba3)	07/15/23	5.375	200,750
500	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	505,000
500	Cable One, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/18 @ 102.88)(1)	(BB, B2)	06/15/22	5.750	512,500
550	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB-, Ba2)	02/01/28	5.375	515,625
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba2)	10/15/25	6.625	310,125
251	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	294,925
1,425	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	1,503,375
500	Radiate Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(CCC+, NR)	02/15/23	6.875	486,250
1,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,344,000

See Accompanying Notes to Financial Statements.
10

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV
$461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	$444,865
500	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, B1)	01/15/27	5.500	472,500
					8,723,852
Chemicals (2.5%)
525	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	534,187
200	Eagle Intermediate Global Holding B.V., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(B, B1)	05/01/25	7.500	205,500
900	HB Fuller Co., Global Senior Unsecured Notes (Callable 11/15/26 @ 100.00)	(BB, B2)	02/15/27	4.000	828,000
900	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	869,625
1,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	998,750
250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(BB-, B2)	11/15/22	6.750	265,313
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(2),(3),(4),(5)	(NR, NR)	05/01/18	9.000	1,882
1,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B2)	09/01/25	5.375	987,500
750	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B-, B3)	04/15/26	6.500	746,250
300	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB+, Ba3)	09/30/24	5.500	307,410
					5,744,417
Consumer/Commercial/Lease Financing (0.5%)
1,050	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/16/18 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	1,044,750

See Accompanying Notes to Financial Statements.
11

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Diversified Capital Goods (1.0%)
$2,000	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B-, B3)	05/01/26	8.000	$1,990,000
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	353,062
					2,343,062
Diversified Financial Services (0.4%)
750	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, B3)	08/15/21	8.250	793,125
Electronics (1.0%)
1,250	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB-, Ba3)	02/10/26	4.625	1,212,500
1,000	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	1,002,500
					2,215,000
Energy - Exploration & Production (0.7%)
500	CNX Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 104.88)(1)	(BB-, B3)	03/15/26	6.500	490,000
400	Extraction Oil & Gas, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 104.22)(1)	(B, B3)	02/01/26	5.625	389,620
800	Jagged Peak Energy LLC, Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.94)(1)	(B, B3)	05/01/26	5.875	804,500
					1,684,120
Food - Wholesale (0.4%)
400	B&G Foods, Inc., Company Guaranteed Notes (Callable 04/01/20 @ 103.94)	(B+, B2)	04/01/25	5.250	367,000
400	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	383,000
225	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba3)	11/01/26	4.875	223,594
					973,594

See Accompanying Notes to Financial Statements.
12

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gaming (0.9%)
$1,250	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B2)	01/15/28	4.750	$1,184,375
400	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	425,500
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	469,688
					2,079,563
Gas Distribution (0.8%)
500	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(BB-, B1)	05/15/26	6.250	478,750
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(BB-, B1)	10/01/25	6.500	740,625
650	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	654,875
					1,874,250
Health Facilities (0.2%)
250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/19 @ 102.75)	(BBB-, Ba1)	05/01/24	5.500	254,375
250	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	237,259
					491,634
Health Services (0.6%)
500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(B+, Ba2)	10/01/24	5.125	495,625
900	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba3)	06/01/25	5.250	891,000
					1,386,625
Hotels (0.6%)
1,350	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B1)	05/01/25	5.250	1,323,000

See Accompanying Notes to Financial Statements.
13

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Insurance Brokerage (2.7%)
$1,700	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	$1,611,090
400	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 08/01/18 @ 104.13)(1)	(CCC+, Caa2)	08/01/23	8.250	415,752
1,500	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 05/25/18 @ 100.00)(1),(6)	(CCC+, Caa2)	07/15/19	17.000	1,505,250
1,300	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(1)	(CCC+, Caa2)	05/01/26	7.000	1,304,875
500	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/25/18 @ 103.94)(1)	(CCC+, Caa2)	10/01/21	7.875	521,350
675	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	664,875
					6,023,192
Investments & Misc. Financial Services (0.6%)
1,250	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(1)	(B-, B1)	06/15/22	6.750	1,299,625
Machinery (0.2%)
500	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	498,125
Media - Diversified (0.4%)
650	National CineMedia LLC, Global Senior Secured Notes (Callable 05/31/18 @ 102.00)	(B+, Ba3)	04/15/22	6.000	663,000
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	230,000
					893,000
Media Content (0.9%)
500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	542,500
925	The EW Scripps Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/20 @ 103.84)(1)	(BB-, B1)	05/15/25	5.125	862,563

See Accompanying Notes to Financial Statements.
14

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media Content
$750	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	$738,750
					2,143,813
Metals & Mining - Excluding Steel (1.6%)
1,300	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB-, Ba3)	01/15/24	4.875	1,270,750
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 103.25)(1)	(B, NR)	03/01/24	6.500	953,700
2,975	Noranda Aluminum Acquisition Corp., Global Senior Unsecured Notes (Callable 06/18/18 @ 100.00)(2),(3),(5)	(NR, NR)	06/01/19	11.000	—
1,250	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1)	(B, B3)	06/15/22	8.750	1,296,875
					3,521,325
Oil Field Equipment & Services (2.0%)
500	FTS International, Inc., Global Senior Secured Notes (Callable 05/31/18 @ 103.13)	(B, B3)	05/01/22	6.250	505,625
400	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(B-, B3)	04/01/22	9.875	422,500
389	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 05/30/18 @ 100.00)(6)	(NR, NR)	02/04/20	8.400	140,018
800	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 05/31/18 @ 103.06)	(CCC, Caa3)	03/15/22	6.125	720,760
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B2)	02/15/25	8.250	2,037,500
106	Sidewinder Drilling, Inc., Secured Notes (Callable 05/15/18 @ 100.00)(3),(4),(5)	(NR, NR)	02/15/20	12.000	99,863
325	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)	(B, Caa1)	10/15/22	5.800	320,125
225	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, B3)	02/15/25	6.625	216,844
					4,463,235

See Accompanying Notes to Financial Statements.
15

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Oil Refining & Marketing (0.2%)
$400	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 05/31/18 @ 103.25)	(BB-, B1)	11/01/22	6.500	$410,000
Packaging (3.2%)
1,300	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,317,875
750	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	754,688
400	Ball Corp., Global Company Guaranteed Notes (Callable 12/15/25 @ 100.00)	(BB+, Ba1)	03/15/26	4.875	400,000
975	Crown Americas Capital Corp., VI, Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 103.56)(1)	(B+, Ba3)	02/01/26	4.750	943,312
1,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	1,510,312
475	Silgan Holdings, Inc., Global Senior Unsecured Notes (Callable 03/15/20 @ 102.38)	(BB-, Ba3)	03/15/25	4.750	461,985
325	Trident Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/20 @ 103.31)(1)	(CCC, Caa2)	11/01/25	6.625	319,313
1,650	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(B+, B1)	10/15/25	4.875	1,591,219
					7,298,704
Personal & Household Products (1.6%)
750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CCC, Caa1)	03/15/25	8.875	532,500
1,350	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, Ba2)	12/31/25	6.750	1,317,735
960	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1)	(B-, Caa1)	03/01/24	6.375	969,600
750	TopBuild Escrow Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB-, B1)	05/01/26	5.625	754,687
					3,574,522

See Accompanying Notes to Financial Statements.
16

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals (0.8%)
$200	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.00)(1)	(CCC+, B3)	02/01/25	6.000	$141,500
425	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/18 @ 102.94)(1)	(B-, Caa1)	05/15/23	5.875	392,063
500	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B-, Caa1)	12/15/25	9.000	508,125
750	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(1)	(BB-, Ba3)	11/01/25	5.500	749,062
					1,790,750
Real Estate Investment Trusts (1.0%)
1,250	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(BB-, B1)	04/01/22	6.000	1,253,125
250	iStar, Inc., Senior Unsecured Notes (Callable 06/15/20 @ 100.00)	(BB-, B1)	09/15/20	4.625	249,688
250	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	243,125
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	507,235
					2,253,173
Recreation & Travel (1.0%)
750	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B2)	05/01/25	7.250	778,350
750	Canada's Wonderland Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.69)(1)	(BB-, B1)	04/15/27	5.375	748,125
750	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	734,775
					2,261,250

See Accompanying Notes to Financial Statements.
17

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Restaurants (1.0%)
$1,070	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	$1,088,725
1,100	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B-, B3)	10/15/25	5.000	1,063,909
					2,152,634
Software - Services (1.8%)
1,125	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	1,085,625
427	Epicor Software Corp., Secured Notes, LIBOR 3M + 8.250%(7)	(CCC, NR)	06/30/23	10.560	434,729
750	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B, B3)	01/15/24	5.750	762,187
550	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 05/31/18 @ 101.78)(1),(6)	(CCC, Caa2)	05/01/21	15.000	556,187
500	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	558,750
655	WEX, Inc., Rule 144A, Senior Secured Notes (Callable 05/31/18 @ 102.38)(1)	(BB-, Ba3)	02/01/23	4.750	661,141
					4,058,619
Specialty Retail (0.2%)
300	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	297,750
200	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 05/31/18 @ 102.88)	(B+, B1)	10/01/22	5.750	205,500
					503,250
Steel Producers/Products (0.5%)
750	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	733,125
300	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa1)	06/15/23	9.875	330,750
					1,063,875

See Accompanying Notes to Financial Statements.
18

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services (3.0%)
$548	AECOM, Global Company Guaranteed Notes (Callable 12/15/26 @ 100.00)	(BB-, Ba3)	03/15/27	5.125	$527,971
600	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B+, B3)	12/15/21	9.500	625,500
425	Conduent Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(1)	(B+, B2)	12/15/24	10.500	503,413
500	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	468,750
775	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	778,643
1,041	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	1,012,372
1,000	Sotheby's, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(1)	(BB-, Ba3)	12/15/25	4.875	967,500
850	United Rentals North America, Inc., Company Guaranteed Notes (Callable 10/15/20 @ 102.31)	(BB, Ba3)	10/15/25	4.625	826,633
1,125	WeWork Cos., Inc. Rule 144A, Company Guaranteed Notes(1)	(B+, Caa1)	05/01/25	7.875	1,098,281
					6,809,063
Tech Hardware & Equipment (0.8%)
1,000	CDW Finance Corp., Company Guaranteed Notes (Callable 06/01/24 @ 100.00)	(BB-, Ba3)	12/01/24	5.500	1,040,640
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, Ba3)	03/15/27	5.000	720,000
					1,760,640
Telecom - Wireless (1.4%)
1,000	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(1)	(NR, Baa2)	03/20/28	5.152	1,016,250
250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/21 @ 102.25)	(BB+, Ba2)	02/01/26	4.500	240,938
1,300	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB+, Ba2)	02/01/28	4.750	1,252,615

See Accompanying Notes to Financial Statements.
19

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Telecom - Wireless
$900	Wind Tre SpA, Rule 144A, Senior Secured Notes (Callable 11/03/20 @ 102.50)(1)	(BB-, B1)	01/20/26	5.000	$760,774
					3,270,577
Telecom - Wireline Integrated & Services (1.3%)
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	204,000
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(CCC+, Caa1)	12/31/24	7.875	1,155,938
350	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	331,625
23	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 05/31/18 @ 100.00)	(CCC+, Caa2)	01/15/19	9.125	23,014
1,250	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(1)	(B, B3)	01/15/27	5.750	1,244,225
					2,958,802
Theaters & Entertainment (1.3%)
750	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(B+, B3)	05/15/27	6.125	729,375
750	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, Ba2)	06/15/23	6.000	780,000
1,000	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 06/01/18 @ 102.44)	(BB, B2)	06/01/23	4.875	992,500
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B1)	11/01/24	4.875	490,625
					2,992,500
Transport Infrastructure/Services (0.4%)
1,000	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 05/31/18 @ 108.44)(1)	(B-, Caa2)	08/15/22	11.250	991,250
TOTAL CORPORATE BONDS (Cost $106,950,825)					105,369,442

See Accompanying Notes to Financial Statements.
20

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (41.9%)
Aerospace & Defense (0.4%)
$921	Avolon TLB Borrower 1 (US) LLC, LIBOR 1M + 2.250%(7)	(BBB-, Ba1)	04/03/22	4.147	$923,826
Auto Parts & Equipment (0.9%)
993	Dayco Products LLC, LIBOR 3M + 5.000%(3),(7)	(B, B2)	05/19/23	6.984	998,703
992	Superior Industries International, Inc., LIBOR 1M + 4.500%(7)	(B, B1)	05/22/24	6.401	1,001,899
					2,000,602
Banking (0.3%)
741	NXT Capital, Inc., LIBOR 1M + 3.500%(3),(7)	(BB-, Ba3)	11/22/22	5.410	748,957
Building Materials (1.5%)
600	Airxcel, Inc., LIBOR 1M + 4.500%(7)	(B, B3)	04/25/25	6.400	604,500
580	Fastener Acquisition, Inc., LIBOR 1M + 4.250%(7)	(B+, B2)	03/28/25	6.381	583,263
461	Fastener Acquisition, Inc., LIBOR 3M + 8.750(7)	(CCC+, Caa2)	03/30/26	11.052	453,183
659	Morsco, Inc., LIBOR 1M + 7.000%(3),(7)	(B+, B3)	10/31/23	8.901	672,401
1,033	Priso Acquisition Corp., LIBOR 1M + 3.000%(7)	(B+, B2)	05/08/22	4.901	1,038,581
					3,351,928
Cable & Satellite TV (0.6%)
498	Altice Financing S.A., LIBOR 3M + 2.750%(7)	(B+, B1)	01/31/26	5.098	492,109
468	CSC Holdings LLC, LIBOR 1M + 2.500%(7)	(BB-, Ba2)	01/25/26	4.397	469,233
495	Radiate Holdco LLC, LIBOR 1M + 3.000%(7)	(B, B1)	02/01/24	4.901	490,555
					1,451,897
Chemicals (2.4%)
421	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(7)	(B, B1)	09/13/23	5.206	424,489
317	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(7)	(B, B1)	09/13/23	5.206	319,806
429	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(7)	(CCC, Caa1)	09/06/22	9.609	365,824
1,000	Minerals Technologies, Inc.(3),(8)	(BB+, Ba2)	05/09/21	4.750	1,013,750
883	Preferred Proppants LLC, LIBOR 3M + 7.750%(3),(4),(7)	(CCC, Caa2)	07/27/20	10.052	841,192
594	Solenis International LP, LIBOR 3M + 6.750%(7)	(CCC+, Caa1)	07/31/22	8.734	571,960

See Accompanying Notes to Financial Statements.
21

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$748	Vantage Specialty Chemicals, Inc., LIBOR 3M + 4.000%(7)	(B-, B3)	10/28/24	6.302	$756,541
205	Vantage Specialty Chemicals, Inc., LIBOR 1M + 8.250%(7)	(CCC, Caa2)	10/27/25	10.151	206,603
995	Zep, Inc., LIBOR 2M + 4.000%(7)	(B-, B2)	08/12/24	6.056	1,002,050
					5,502,215
Diversified Capital Goods (2.9%)
859	Compass Group Diversified Holdings LLC, LIBOR 1M + 2.500%(7)	(BB, Ba3)	04/06/25	4.401	866,453
1,277	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(7)	(B+, Ba3)	11/30/23	5.887	1,278,081
599	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(7)	(BB-, B2)	12/31/21	4.910	603,852
991	Dynacast International LLC, LIBOR 3M + 3.250%(7)	(B, B1)	01/28/22	5.552	997,880
626	Electrical Components International, Inc., LIBOR 3M + 4.750%(7)	(B, B1)	05/28/21	7.052	629,589
499	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 3M + 3.500%(7)	(B, B1)	06/28/24	5.802	503,633
995	Hayward Industries, Inc., LIBOR 1M + 3.500%(7)	(B, B3)	08/05/24	5.401	1,002,468
673	Thermon Industries, Inc., LIBOR 1M + 3.750%(7)	(B+, B2)	10/24/24	5.637	678,173
					6,560,129
Electronics (1.2%)
498	CPI International, Inc., LIBOR 1M + 3.500%(7)	(B, B2)	07/26/24	5.401	501,233
500	CPI International, Inc., LIBOR 1M + 7.250%(3),(7)	(CCC+, Caa2)	07/26/25	9.151	503,125
991	Oberthur Technologies S.A., LIBOR 3M + 3.750%(7)	(B-, B2)	01/10/24	6.052	989,694
314	Seattle Spinco, Inc., LIBOR 1M + 2.750%(7)	(BB-, B1)	06/21/24	4.651	313,748
438	Tempo Acquisition LLC, LIBOR 1M + 3.000%(7)	(B, B1)	05/01/24	4.901	440,572
					2,748,372
Energy - Exploration & Production (0.7%)
1,500	Chief Exploration & Development LLC, LIBOR 2M + 6.500%(4),(7)	(NR, NR)	05/16/21	8.416	1,489,223

See Accompanying Notes to Financial Statements.
22

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Food - Wholesale (0.4%)
$498	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	12/13/23	5.151	$500,766
485	American Seafoods Group LLC, LIBOR 1M + 2.750%(7)	(BB-, B1)	08/21/23	4.650	487,138
					987,904
Gaming (0.8%)
995	CBAC Borrower LLC, LIBOR 1M + 4.000%(7)	(B, B3)	07/05/24	5.901	1,006,820
744	Cyan Blue Holdco 3 Ltd., LIBOR 3M + 2.750%(7)	(B, B2)	08/23/24	5.052	747,176
					1,753,996
Gas Distribution (0.7%)
717	BCP Renaissance Parent LLC, LIBOR 3M + 4.000%(7)	(B+, B1)	10/31/24	6.359	721,380
778	Traverse Midstream Partners LLC, LIBOR 3M + 4.000%(7)	(B+, B1)	09/27/24	5.850	783,312
					1,504,692
Health Facilities (1.2%)
1,500	Prospect Medical Holdings, Inc., LIBOR 1M + 5.500%(3),(7)	(B, B1)	02/22/24	7.438	1,511,357
1,119	Western Dental Services, Inc., LIBOR 1M + 4.500%(7)	(B-, B3)	06/23/23	6.401	1,130,275
					2,641,632
Health Services (0.4%)
433	Onex Carestream Finance LP, LIBOR 1M + 4.000%(7)	(B, B1)	06/07/19	5.901	435,888
375	Valitas Health Services, Inc., LIBOR 3M + 5.000%(3),(4),(7)	(NR, NR)	04/14/22	8.250	159,234
131	Valitas Health Services, Inc., LIBOR 3M + 12.000%(3),(4),(7)	(NR, NR)	12/31/19	13.847	124,000
157	Valitas Health Services, Inc., LIBOR 3M + 12.000%(3),(4),(7)	(NR, NR)	12/31/19	14.355	148,800
					867,922
Insurance Brokerage (2.6%)
1,076	Acrisure LLC, LIBOR 3M + 4.250%(7)	(B, B2)	11/22/23	6.609	1,092,269
704	Alliant Holdings I, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	05/09/25	4.929	709,651
742	Alliant Holdings I, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	08/12/22	5.151	747,948
684	AssuredPartners, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	10/22/24	5.151	687,959
See Accompanying Notes to Financial Statements.
23

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Insurance Brokerage
$1,231	Hyperion Insurance Group Ltd., LIBOR 1M + 3.500%(7)	(B, B2)	12/20/24	5.438	$1,242,270
533	Mayfield Agency Borrower, Inc., LIBOR 1M + 4.500%(7)	(B-, B2)	01/30/25	6.401	538,501
810	NFP Corp., LIBOR 1M + 3.000%(7)	(B, B2)	01/08/24	4.901	815,752
					5,834,350
Investments & Misc. Financial Services (1.9%)
750	Altisource Solutions Sarl, LIBOR 3M + 4.000%(7)	(B+, B3)	03/29/24	6.308	747,499
650	Ditech Holding Corp., LIBOR 1M + 6.000%(2),(7)	(B-, NR)	06/30/22	7.901	612,919
749	FinCo I LLC, LIBOR 1M + 2.750%(7)	(BB-, Baa3)	12/27/22	4.651	757,869
486	Focus Financial Partners LLC, LIBOR 3M + 2.750%(7)	(B+, Ba3)	07/03/24	5.052	489,372
731	Freedom Mortgage Corp., LIBOR 1M + 4.750%(7)	(B+, B1)	02/23/22	6.648	742,369
1,023	Liquidnet Holdings, Inc., LIBOR 1M + 3.750%(3),(7)	(B+, B1)	07/15/24	5.651	1,029,048
					4,379,076
Machinery (0.9%)
495	CPM Acquisition Corp., LIBOR 1M + 8.250%(7)	(B-, Caa1)	04/10/23	10.151	506,615
727	CPM Holdings, Inc., LIBOR 1M + 3.500%(7)	(B, B1)	04/11/22	5.401	738,396
744	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.750%(7)	(BB-, B1)	06/27/24	4.651	749,772
					1,994,783
Media Content (0.5%)
1,000	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(7),(9)	(CCC+, Caa2)	06/30/22	8.250	1,216,355
Medical Products (0.9%)
1,078	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(3),(7)	(B-, B2)	06/15/23	6.911	1,085,341
998	Avantor, Inc., LIBOR 1M + 4.000%(7)	(B, B2)	11/21/24	5.901	1,009,884
					2,095,225
Metals & Mining - Excluding Steel (0.0%)
229	Noranda Aluminum Acquisition Corp., Prime + 3.500%(2),(3),(7)	(NR, NR)	02/28/19	8.250	7,454

See Accompanying Notes to Financial Statements.
24

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Non - Electric Utilities (0.6%)
$744	BCP Raptor LLC, LIBOR 2M + 4.250%(7)	(B+, B3)	06/24/24	6.306	$752,519
499	Medallion Midland Acquisition LLC, LIBOR 1M + 3.250%(3),(7)	(BB-, B2)	10/30/24	5.151	500,620
					1,253,139
Oil Refining & Marketing (1.2%)
500	EG Finco Ltd., LIBOR 3M + 8.000%(7)	(CCC+, Caa1)	03/23/26	10.359	499,875
1,395	EG Finco Ltd., LIBOR 2M + 4.000%(7)	(B, B2)	02/06/25	6.140	1,396,744
962	Philadelphia Energy Solutions LLC, Prime + 4.000%(2),(3),(4),(7)	(NR, NR)	04/04/19	8.750	885,152
					2,781,771
Packaging (0.8%)
726	Flex Acquisition Co., Inc., LIBOR 1M + 3.000%(7)	(B, B1)	12/29/23	5.308	730,284
836	Proampac PG Borrower LLC, LIBOR 1M + 3.500%(7)	(B, B3)	11/18/23	5.396	844,165
250	Proampac PG Borrower LLC, LIBOR 1M + 8.500%(7)	(CCC+, Caa2)	11/18/24	10.398	255,548
					1,829,997
Personal & Household Products (1.6%)
500	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 7.750%(7)	(CCC+, Caa1)	09/29/25	10.052	507,500
744	Comfort Holding LLC, LIBOR 1M + 4.750%(7)	(CCC+, B3)	02/05/24	6.644	724,365
634	Comfort Holding LLC, LIBOR 1M + 10.000%(3),(7)	(CCC-, Caa2)	02/03/25	11.894	601,243
743	Serta Simmons Bedding LLC, LIBOR 1M + 3.500%(7)	(B-, B2)	11/08/23	5.695	673,966
250	Serta Simmons Bedding LLC, LIBOR 3M + 8.000%(7)	(CCC, Caa1)	11/08/24	10.331	200,563
80	TricorBraun Holdings, Inc., Prime 3M + 2.750%(7)	(B, B2)	11/30/23	5.972	80,310
791	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(7)	(B, B2)	11/30/23	6.052	797,049
					3,584,996
Pharmaceuticals (0.9%)
886	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(7)	(BB-, Ba2)	04/29/24	6.188	882,700
985	Explorer Holdings, Inc., LIBOR 2M + 3.750%(7)	(B, B1)	05/02/23	5.806	994,831

See Accompanying Notes to Financial Statements.
25

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals
$258	Valeant Pharmaceuticals International, Inc., LIBOR 1M + 3.500%(7)	(BB-, Ba3)	04/01/22	5.394	$261,065
					2,138,596
Real Estate Development & Management (0.2%)
463	Capital Automotive LP, LIBOR 1M + 6.000%(3),(7)	(CCC+, B3)	03/24/25	7.910	470,258
Real Estate Investment Trusts (0.8%)
496	DTZ U.S. Borrower LLC, LIBOR 3M + 3.250%(7)	(B+, B1)	11/04/21	5.358	497,784
1,241	Quality Care Properties, Inc., LIBOR 1M + 5.250%(7)	(B-, Caa1)	10/31/22	7.151	1,255,713
					1,753,497
Recreation & Travel (0.6%)
742	BC Equity Ventures LLC, LIBOR 3M + 6.500%(7)	(B, B3)	08/31/22	8.490	754,278
553	Hornblower Sub LLC, LIBOR 3M + 4.500%(3),(7)	(B+, B2)	03/21/25	6.866	557,599
					1,311,877
Restaurants (0.6%)
992	Golden Nugget, Inc., LIBOR 1M + 2.750%(7)	(B+, Ba3)	10/04/23	4.648	1,001,831
296	K-Mac Holdings Corp., LIBOR 3M + 6.750%(7)	(CCC, Caa2)	03/06/26	8.647	300,431
					1,302,262
Software - Services (5.0%)
1,029	Almonde, Inc., LIBOR 3M + 3.500%(7)	(B-, B2)	06/13/24	5.484	1,029,963
249	Almonde, Inc., LIBOR 3M + 7.250%(7)	(CCC, Caa2)	06/13/25	9.234	247,075
995	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 3.000%(7)	(B, B2)	04/27/24	4.910	1,001,515
982	Epicor Software Corp., LIBOR 1M + 3.250%(7)	(B-, B2)	06/01/22	5.160	989,046
552	Evertec Group LLC, LIBOR 1M + 2.500%(3),(7)	(B+, B2)	04/17/20	4.396	553,141
500	Eze Castle Software, Inc., LIBOR 3M + 6.500%(7)	(CCC+, Caa1)	04/05/21	8.802	501,667
535	Flexera Software LLC, LIBOR 1M + 7.250%(7)	(CCC+, Caa1)	02/26/26	9.160	540,116
499	Infor (U.S.), Inc., LIBOR 1M + 2.750%(7)	(B, B1)	02/01/22	4.651	501,651
499	ION Trading Technologies Sarl, LIBOR 3M + 2.750%(7)	(B+, B2)	11/21/24	5.052	501,087

See Accompanying Notes to Financial Statements.
26

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$495	Kronos, Inc., LIBOR 3M + 3.000%(7)	(B, B2)	11/01/23	4.880	$499,888
750	Kronos, Inc., LIBOR 3M + 8.250%(7)	(CCC, Caa2)	11/01/24	10.023	779,415
733	MA FinanceCo. LLC, LIBOR 1M + 2.500%(7)	(BB-, B1)	11/19/21	4.401	733,896
47	MA FinanceCo. LLC, LIBOR 1M + 2.750%(7)	(BB-, B1)	06/21/24	4.651	46,459
1,081	Project Alpha Intermediate Holding, Inc., LIBOR 6M + 3.500%(7)	(B-, B3)	04/26/24	5.990	1,080,284
704	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.500%(7)	(B-, B2)	02/09/24	5.401	709,421
500	QBS Holding Co., Inc., LIBOR 3M + 4.750%(3),(4),(7)	(B, B3)	07/30/21	7.109	497,500
702	Ramundsen Holdings LLC, LIBOR 1M + 4.250%(3),(7)	(B+, B2)	02/01/24	6.151	707,759
500	TigerLuxOne Sarl, LIBOR 3M + 8.250%(7)	(CCC+, Caa2)	02/16/25	10.552	500,000
					11,419,883
Specialty Retail (0.6%)
1,241	Mister Car Wash Holdings, Inc., LIBOR 6M + 3.250%(7)	(B-, B1)	08/20/21	5.703	1,249,129
Steel Producers/Products (0.8%)
545	Atkore International, Inc., LIBOR 3M + 2.750%(7)	(BB-, B2)	12/22/23	5.060	550,011
1,344	Zekelman Industries, Inc., LIBOR 3M + 2.750%(7)	(BB-, B2)	06/14/21	4.999	1,353,538
					1,903,549
Support - Services (3.8%)
494	BakerCorp International, Inc., LIBOR 3M + 3.000%(7)	(CCC+, B2)	02/07/20	5.359	492,306
1,242	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(7)	(B, B3)	06/21/24	6.611	1,255,694
1,489	Change Healthcare Holdings, Inc., LIBOR 1M + 2.750%(7)	(B+, Ba3)	03/01/24	4.651	1,496,303
710	Long Term Care Group, Inc., LIBOR 1M + 5.000%(3),(7)	(B, B3)	06/06/20	6.901	709,643
1,374	Pike Corp., LIBOR 1M + 3.500%(7)	(B, B2)	03/23/25	5.410	1,393,024
494	SAI Global Ltd., LIBOR 3M + 4.500%(3),(7)	(B, B2)	11/18/23	6.802	485,109
411	Sedgwick Claims Management Services, Inc., LIBOR 1M + 2.750%(7)	(B, B2)	03/01/21	4.651	412,148

See Accompanying Notes to Financial Statements.
27

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$750	Sedgwick Claims Management Services, Inc., LIBOR 1M + 5.750%(7)	(CCC+, Caa2)	02/28/22	7.651	$757,969
93	SGS Cayman LP, LIBOR 3M + 5.375%(3),(7)	(B+, Caa1)	04/23/21	7.677	89,137
295	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(4),(7)	(CC, Caa3)	11/14/19	13.500	95,875
398	Sutherland Global Services, Inc., LIBOR 3M + 5.375%(3),(4),(7)	(B+, Caa1)	04/23/21	7.677	382,927
746	TMK Hawk Parent Corp., LIBOR 1M + 3.500%(7)	(B, B3)	08/28/24	5.380	752,208
327	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(7)	(CCC+, Caa2)	08/25/25	9.651	331,773
					8,654,116
Tech Hardware & Equipment (0.2%)
327	Western Digital Corp., LIBOR 1M + 2.000%(7)	(BBB-, Baa2)	04/29/23	3.900	329,934
Telecom - Wireless (0.8%)
1,743	Sprint Communications, Inc., LIBOR 1M + 2.500%(7)	(BB-, Ba2)	02/02/24	4.438	1,750,442
Telecom - Wireline Integrated & Services (1.1%)
1,000	Level 3 Financing, Inc., LIBOR 1M + 2.250%(7)	(BBB-, Ba1)	02/22/24	4.148	1,005,555
1,000	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.250%(7)	(B, B2)	11/15/24	5.151	1,006,255
500	Zayo Group LLC, LIBOR 1M + 2.250%(7)	(BB, Ba2)	01/19/24	4.151	504,062
					2,515,872
Theaters & Entertainment (0.2%)
533	William Morris Endeavor Entertainment LLC, LIBOR 1M + 7.250%(7)	(B-, Caa1)	05/06/22	9.151	539,333
Transport Infrastructure/Services (0.1%)
250	OSG Bulk Ships, Inc., LIBOR 3M + 4.250%(3),(7)	(B+, B2)	08/05/19	6.040	243,897
Trucking & Delivery (0.8%)
736	International Seaways, Inc., LIBOR 1M + 5.500%(7)	(BB-, B3)	06/22/22	7.410	732,718
950	Navios Maritime Partners LP, LIBOR 3M + 5.000%(3),(7)	(BB-, B3)	09/14/20	7.080	958,313
					1,691,031
TOTAL BANK LOANS (Cost $94,632,726)					94,784,117

See Accompanying Notes to Financial Statements.
28

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (5.2%)
Collateralized Debt Obligations (5.2%)
$500	Battalion CLO IX Ltd., 2015-9A, Rule 144A, LIBOR 3M + 5.800%(1),(7)	(NR, Ba3)	07/15/28	8.148	$500,735
750	BlueMountain Fuji U.S. Clo III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(7)	(BB-, NR)	01/15/30	6.927	737,234
750	Carlyle Global Market Strategies CLO Ltd., 2014-3A, Rule 144A, LIBOR 3M + 5.750%(1),(7)	(NR, Ba2)	07/27/26	8.116	752,467
500	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.200%(1),(7)	(NR, B3)	04/27/27	8.566	496,227
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(4),(7),(8),(10)	(NR, NR)	07/20/31	0.000	466,199
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(7)	(NR, Ba3)	01/18/31	7.755	745,089
750	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(7)	(BB-, NR)	01/27/31	8.210	752,703
750	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(8),(10)	(BB-, NR)	04/26/31	0.000	740,453
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(4),(8),(10)	(NR, NR)	07/25/27	0.000	242,587
500	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(1),(7)	(BB, NR)	01/20/25	7.109	498,405
500	KKR CLO Ltd., 20E, Rule 144A, LIBOR 3M + 5.500%(1),(7)	(NR, Ba3)	10/16/30	7.216	494,876
500	KKR CLO Ltd.,13ER, Rule 144A, LIBOR 3M + 4.950%(1),(7)	(NR, Ba3)	01/16/28	7.298	489,924
750	Magnetite VIII Ltd., 2014-8A, Rule 144A, LIBOR 3M + 5.550%(1),(7)	(NR, B2)	04/15/26	7.898	750,222
750	Magnetite XIV Ltd., 2015-14A, Rule 144A, LIBOR 3M + 6.500%(1),(7)	(NR, B2)	07/18/28	8.855	744,413
500	Symphony CLO XIV Ltd., 2014-14A, Rule 144A, LIBOR 3M + 3.600%(1),(7)	(NR, Baa3)	07/14/26	5.948	502,126
750	TICP CLO I-2 Ltd., 2018-IA, Rule 144A, LIBOR 3M + 3.040%(1),(7)	(NR, Baa3)	04/26/28	5.402	743,437
750	Venture XVII CLO Ltd., 2014-17A, Rule 144A, LIBOR 3M + 2.820%(1),(7)	(NR, Baa3)	04/15/27	5.168	751,858
750	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(7)	(NR, Ba3)	07/20/28	9.109	760,562
500	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(7)	(NR, Ba3)	01/20/29	9.359	513,928
TOTAL ASSET BACKED SECURITIES (Cost $11,827,914)					11,683,445

See Accompanying Notes to Financial Statements.
29

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

Number of Shares				Value
COMMON STOCKS (0.3%)
Auto Parts & Equipment (0.1%)
23,014	UCI International, Inc.(3),(4),(5),(11)			$414,252
Building & Construction (0.0%)
2	White Forest Resources, Inc.(3),(4),(5),(11)			11
Building Materials (0.1%)
2,935	Euramax International, Inc.(3)			246,532
Health Services (0.0%)
32,987	Valitas Health Services, Inc.(3),(5)			16,493
Oil Field Equipment & Services (0.1%)
2	Sidewinder Drilling, Inc., Series A(3),(4),(5),(11)			114,122
Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(3),(5),(11)			1
8	Sprint Industrial Holdings LLC, Class H(3),(5),(11)			—
19	Sprint Industrial Holdings LLC, Class I(3),(5),(11)			—
				1
TOTAL COMMON STOCKS (Cost $826,352)				791,411
Par (000)		Maturity	Rate%
SHORT-TERM INVESTMENT (6.7%)
$15,149	State Street Bank and Trust Co. Euro Time Deposit (Cost $15,149,329)	05/01/18	0.280	15,149,329
TOTAL INVESTMENTS AT VALUE (100.6%) (Cost $229,387,146)				227,777,744
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)				(1,444,764)
NET ASSETS (100.0%)				$226,332,980

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities amounted to a value of $97,830,851 or 43.2% of net assets.

(2)  Bond is currently in default.

(3)  Security is valued using significant unobservable inputs.

(4)  Illiquid security (unaudited).

(5)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(6)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(7)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2018.

(8)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2018.

See Accompanying Notes to Financial Statements.
30

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2018 (unaudited)

(9)  This security is denominated in Euro.

(10)  Zero-coupon security.

(11)  Non-income producing security.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Forward Foreign Currency Contracts
Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
EUR	1,300,000	USD	1,622,693	10/12/18	Morgan Stanley	$1,622,693	$1,590,977	$(31,716)
GBP	400,000	USD	536,525	10/12/18	Morgan Stanley	536,525	555,300	18,775
USD	3,675,601	EUR	3,045,600	10/12/18	Morgan Stanley	(3,675,601)	(3,727,291)	(51,690)
USD	531,832	GBP	400,000	10/12/18	Morgan Stanley	(531,832)	(555,300)	(23,468)
								$(88,099)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
31

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
April 30, 2018 (unaudited)

Assets
Investments at value (Cost $229,387,146) (Note 2)	$227,777,744
Cash	60,021
Foreign currency at value (Cost $948,211)	933,341
Receivable for investments sold	2,758,627
Interest receivable	2,436,980
Receivable for Fund shares sold	1,173,676
Unrealized appreciation on forward foreign currency contracts (Note 2)	18,775
Prepaid expenses and other assets	55,155
Total assets	235,214,319
Liabilities
Investment advisory fee payable (Note 3)	127,557
Administrative services fee payable (Note 3)	8,672
Shareholder servicing/Distribution fee payable (Note 3)	43,201
Payable for investments purchased	8,122,975
Payable for Fund shares redeemed	277,249
Unrealized depreciation on forward foreign currency contracts (Note 2)	106,874
Dividend payable	79,899
Trustees' fee payable	16,160
Accrued expenses	98,752
Total liabilities	8,881,339
Net Assets
Capital stock, $.001 par value (Note 6)	22,363
Paid-in capital (Note 6)	235,468,059
Distributions in excess of net investment income	(171,848)
Accumulated net realized loss on investments, foreign currency transactions and forward foreign currency contracts	(7,273,223)
Net unrealized depreciation on investments, foreign currency translations and forward foreign currency contracts	(1,712,371)
Net assets	$226,332,980
I Shares
Net assets	$139,336,950
Shares outstanding	13,769,863
Net asset value, offering price and redemption price per share	$10.12
A Shares
Net assets	$43,371,916
Shares outstanding	4,284,655
Net asset value and redemption price per share	$10.12
Maximum offering price per share (net asset value/(1-4.75%))	$10.62
C Shares
Net assets	$43,624,114
Shares outstanding	4,308,760
Net asset value and offering price per share	$10.12

See Accompanying Notes to Financial Statements.
32

Credit Suisse Strategic Income Fund
Statement of Operations
For the Six Months Ended April 30, 2018 (unaudited)

Investment Income
Interest	$6,063,879
Dividends	2,483
Foreign taxes withheld	(80)
Total investment income	6,066,282
Expenses
Investment advisory fees (Note 3)	837,145
Administrative services fees (Note 3)	33,285
Shareholder servicing/Distribution fees (Note 3)
Class A	48,036
Class C	188,041
Transfer agent fees (Note 3)	81,184
Registration fees	39,228
Trustees' fees	27,658
Audit and tax fees	27,324
Legal fees	25,049
Printing fees	19,981
Custodian fees	18,911
Commitment fees (Note 4)	17,086
Insurance expense	1,366
Miscellaneous expense	5,504
Total expenses	1,369,798
Less: fees waived (Note 3)	(147,088)
Net expenses	1,222,710
Net investment income	4,843,572
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(1,088,654)
Net realized gain from foreign currency transactions	56,479
Net realized loss from forward foreign currency contracts	(12,211)
Net change in unrealized appreciation (depreciation) from investments	(1,184,597)
Net change in unrealized appreciation (depreciation) from foreign currency translations	12,484
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(121,468)
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(2,337,967)
Net increase in net assets resulting from operations	$2,505,605

See Accompanying Notes to Financial Statements.
33

Credit Suisse Strategic Income Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
From Operations
Net investment income	$4,843,572	$6,526,623
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(1,044,386)	(1,009,599)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(1,293,581)	6,380,947
Net increase in net assets resulting from operations	2,505,605	11,897,971
From Dividends and Distributions
Dividends from net investment income
Class I	(3,141,720)	(4,332,237)
Class A	(930,249)	(1,293,742)
Class C	(771,483)	(663,736)
Return of capital
Class I shares	—	(163,178)
Class A shares	—	(48,730)
Class C shares	—	(25,000)
Net decrease in net assets resulting from dividends and distributions	(4,843,452)	(6,526,623)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	93,143,376	213,386,488
Reinvestment of dividends	4,335,614	5,843,341
Net asset value of shares redeemed	(51,785,272)	(117,643,601)
Net increase in net assets from capital share transactions	45,693,718	101,586,228
Net increase in net assets	43,355,871	106,957,576
Net Assets
Beginning of period	182,977,109	76,019,533
End of period	$226,332,980	$182,977,109
Distributions in excess of net investment income	$(171,848)	$(171,968)

See Accompanying Notes to Financial Statements.
34

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(Unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$10.24	$9.73	$9.78	$10.46	$10.65	$10.06
INVESTMENT OPERATIONS
Net investment income[1]	0.26	0.54	0.71	0.66	0.64	0.61
Net gain (loss) from investments, foreign currency and forward foreign currency related items (both realized and unrealized)	(0.12)	0.52	(0.04)	(0.46)	(0.06)	0.60
Total from investment operations	0.14	1.06	0.67	0.20	0.58	1.21
REDEMPTION FEES	—	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.26)	(0.53)	(0.72)	(0.60)	(0.63)	(0.60)
Distributions from net realized gains	—	—	—	(0.22)	(0.14)	(0.02)
Return of capital	—	(0.02)	—	(0.06)	—	—
Total dividends and distributions	(0.26)	(0.55)	(0.72)	(0.88)	(0.77)	(0.62)
Net asset value, end of period	$10.12	$10.24	$9.73	$9.78	$10.46	$10.65
Total return[3]	1.36%	11.11%	7.40%	2.05%	5.57%	12.29%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$139,337	$114,605	$60,899	$65,651	$81,868	$31,830
Ratio of net expenses to average net assets	0.99%[4]	0.99%	1.00%	1.00%	1.00%	0.99%
Ratio of expenses to average net assets excluding interest expense	0.99%[4]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	5.10%[4]	5.34%	7.64%	6.59%	5.94%	5.77%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%[4]	0.26%	0.29%	0.16%	0.18%	0.63%
Portfolio turnover rate	24%	79%	73%	85%	124%	159%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
35

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(Unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$10.24	$9.74	$9.79	$10.47	$10.66	$10.07
INVESTMENT OPERATIONS
Net investment income[1]	0.24	0.51	0.64	0.55	0.58	0.45
Net gain (loss) from investments, foreign currency and forward foreign currency related items (both realized and unrealized)	(0.11)	0.51	0.00[2]	(0.38)	(0.02)	0.73
Total from investment operations	0.13	1.02	0.64	0.17	0.56	1.18
REDEMPTION FEES	—	—	—	—	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.25)	(0.50)	(0.69)	(0.57)	(0.61)	(0.57)
Distributions from net realized gains	—	—	—	(0.22)	(0.14)	(0.02)
Return of capital	—	(0.02)	—	(0.06)	—	—
Total dividends and distributions	(0.25)	(0.52)	(0.69)	(0.85)	(0.75)	(0.59)
Net asset value, end of period	$10.12	$10.24	$9.74	$9.79	$10.47	$10.66
Total return[3]	1.24%	10.71%	7.12%	1.78%	5.28%	11.94%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$43,372	$36,961	$8,447	$66,244	$14,633	$46,573
Ratio of net expenses to average net assets	1.24%[4]	1.24%	1.25%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets excluding interest expense	1.24%[4]	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	4.84%[4]	4.99%	6.73%	5.45%	5.44%	4.22%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%[4]	0.26%	0.29%	0.16%	0.18%	0.63%
Portfolio turnover rate	24%	79%	73%	85%	124%	159%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
36

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2018	For the Year Ended October 31,
	(Unaudited)	2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$10.24	$9.74	$9.79	$10.47[1]	$10.65	$10.06
INVESTMENT OPERATIONS
Net investment income[2]	0.21	0.43	0.63	0.55	0.53	0.50
Net gain (loss) from investments, foreign currency and forward foreign currency related items (both realized and unrealized)	(0.12)	0.52	(0.06)	(0.45)	(0.05)	0.61
Total from investment operations	0.09	0.95	0.57	0.10	0.48	1.11
REDEMPTION FEES	—	—	—	—	0.00[3]	0.00[3]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.21)	(0.43)	(0.62)	(0.51)	(0.52)	(0.50)
Distributions from net realized gains	—	—	—	(0.22)	(0.14)	(0.02)
Return of capital	—	(0.02)	—	(0.05)	—	—
Total dividends and distributions	(0.21)	(0.45)	(0.62)	(0.78)	(0.66)	(0.52)
Net asset value, end of period	$10.12	$10.24	$9.74	$9.79	$10.47[1]	$10.65
Total return[4]	0.86%	9.88%	6.33%	1.14%	4.53%	11.18%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$43,624	$31,411	$6,673	$3,022	$2,151	$189
Ratio of net expenses to average net assets	1.99%[5]	1.99%	2.00%	2.00%	2.00%	1.99%
Ratio of expenses to average net assets excluding interest expense	1.99%[5]	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income to average net assets	4.10%[5]	4.25%	6.70%	5.52%	4.97%	4.77%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%[5]	0.26%	0.29%	0.16%	0.18%	0.63%
Portfolio turnover rate	24%	79%	73%	85%	124%	159%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
37

Credit Suisse Strategic Income Fund
Notes to Financial Statements
April 30, 2018 (unaudited)

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional

38

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

"round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

39

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$105,267,697	$101,745	(1)	$105,369,442	(1)
Bank Loans	—	78,298,456	16,485,661		94,784,117
Asset Backed Securities	—	11,683,445	—		11,683,445
Common Stocks	—	—	791,411	(1)	791,411	(1)
Short-Term Investment	—	15,149,329	—		15,149,329
	$—	$210,398,927	$17,378,817	(1)	$227,777,744	(1)
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$18,775	$—		$18,775
Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$106,874	$—		$106,874

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)  Includes zero valued securities.

The following is a reconciliation of investments as of April 30, 2018 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Asset Backed Securities	Common Stocks		Total
Balance as of October 31, 2017	$95,523	$17,191,487	$1,209,967	$1,008,713		$19,505,690
Accrued discounts	4,729	27,278	1,566	—		33,573
Purchases	55,234	3,528,906	—	—		3,584,140
Sales	(50,927)	(2,787,579)	—	(1,008,142)		(3,846,648)
Realized gain (loss)	—	11,681	—	710,158		721,839
Change in unrealized appreciation (depreciation)	(2,814)	(153,620)	15,228	80,682		(60,524)
Transfers into Level 3	—	4,121,790	—	—		4,121,790
Transfers out of Level 3	—	(5,454,282)	(1,226,761)	—		(6,681,043)
Balance as of April 30, 2018	$101,745 (1)	$16,485,661	$—	$791,411	(1)	$17,378,817
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2018	$(2,814)	$(124,229)	$—	$70,875		$(56,168)

(1)  Includes zero valued securities.

40

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 4/30/2018	Valuation Technique	Unobservable Input	Range (Weighted Average per share)
Corporate Bonds	$1,882	Income Approach	Expected Remaining Distribution	N/A
	$99,863	Market Approach	Comparable Bond Price	N/A
Bank Loans	$16,485,661	Vendor Pricing	Single Broker Quote	$0.03 – $1.02 ($0.97)
Common Stocks	$11	Market Approach	Discount for Illiquidity and EBITDA Multiples	N/A
	$677,276	Vendor Pricing	Single Broker Quote	$0.50 – $84.00 ($11.49)
	$114,124	Market Approach/ Income Approach	Comparable Bond Price, Discounted Cash Flows	$0.01 – $63,755.57	($989.45)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser") considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2018, there were no transfers between Level 1 and Level 2, and $4,121,790 transferred from Level 2 to Level 3 due to

41

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

a lack of a pricing source supported by observable inputs and $6,681,043 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2018, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2018 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2018.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$18,775	$106,874	$(12,211)	$(121,468)

For the six months ended April 30, 2018, the Fund held an average monthly value on a net basis of $5,434,790 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2018:

Counterparty	Gross Amount of Assets Presented in Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$18,775	$(18,775)	$—	$—	$—

42

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2018:

Counterparty	Gross Amount of Liabilities Presented in Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$106,874	$(18,775)	$—	$—	$88,099

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any

43

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company

44

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At April 30, 2018, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the

45

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2018 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented on the Statement of Investments. There were no unfunded commitments as of April 30, 2018.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At April 30, 2018 and during the six months ended April 30, 2018, there were no securities out on loan.

46

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 2. Significant Accounting Policies (continued)

L) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

M) RECENT ACCOUNTING PRONOUNCEMENTS — In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statements. However, as required, additional or enhanced disclosure has been included.

N) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

47

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.84% of the Fund's average daily net assets. For the six months ended April 30, 2018, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $837,145 and $147,088, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2018 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2018	Expires October 31, 2019	Expires October 31, 2020	Expires October 31, 2021
Class I	$588,337	$102,395	$175,395	$219,725	$90,822
Class A	207,544	50,975	57,872	70,189	28,508
Class C	88,604	4,069	14,172	42,606	27,757
Totals	$884,485	$157,439	$247,439	$332,520	$147,087

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2018, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $33,285.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C

48

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2018, the Fund paid Rule 12b-1 distribution fees of $48,036 for Class A shares and $188,041 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2018, the Fund paid $16,095, which is included within transfer agent fees in the Statement of Operations.

For the six months ended April 30, 2018, CSSU and its affiliates advised the Fund that they retained $15,865 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2018 and during the six months ended April 30, 2018, the Fund had no loan borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2018, purchases and sales of investment securities (excluding short-term investments) were $91,073,800 and $45,605,836, respectively.

49

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	6,481,564	$65,982,209	12,420,495	$125,853,292
Shares issued in reinvestment of dividends	283,543	2,883,232	405,783	4,109,313
Shares redeemed	(4,189,550)	(42,689,414)	(7,888,320)	(79,946,718)
Net increase	2,575,557	$26,176,027	4,937,958	$50,015,887
	Class A
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	1,255,050	$12,763,092	6,093,233	$61,324,363
Shares issued in reinvestment of dividends	76,010	773,110	110,880	1,125,565
Shares redeemed	(655,430)	(6,674,608)	(3,462,221)	(35,072,341)
Net increase	675,630	$6,861,594	2,741,892	$27,377,587
	Class C
	For the Six Months Ended April 30, 2018 (unaudited)		For the Year Ended October 31, 2017
	Shares	Value	Shares	Value
Shares sold	1,413,630	$14,398,075	2,582,010	$26,208,833
Shares issued in reinvestment of dividends	66,773	679,272	59,874	608,463
Shares redeemed	(238,137)	(2,421,250)	(260,694)	(2,624,542)
Net increase	1,242,266	$12,656,097	2,381,190	$24,192,754

On April 30, 2018, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	2	48%
Class A	5	65%
Class C	2	54%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given

50

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2018 (unaudited)

Note 6. Capital Share Transactions (continued)

time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

51

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the amended and restated investment management agreement and the Sub-Advisory Agreement for the Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 13 and 14, 2017, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.84% of the Fund's average daily net assets ("Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), as investment manager, and Credit Suisse Asset Management Limited (the "Sub-Adviser"), as sub-adviser. The Board noted that the compensation paid to the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund. The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.24%, 1.99% and 0.99% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2018.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were comparable to those of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Management Agreement and by the Sub-Adviser under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the

52

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Sub-Adviser. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse and the Sub-Adviser, including their respective Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the Fund is different from other types of accounts offered by Credit Suisse and the services are different from those offered to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

In approving the renewal of the Sub-Advisory Agreement, the Board considered the benefits of retaining Credit Suisse's affiliate as the Fund's Sub-Adviser and the Sub-Adviser's investment style.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board considered the positive investment performance of the Fund relative to its stated objectives as well as the performance of the Fund relative to its peers.

53

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received profitability information for the other funds in the Credit Suisse family of funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that as the Fund continues to grow, additional efficiencies and economies of scale potentially could be realized. The Board also noted the voluntary expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's historical profitability, including Credit Suisse's costs in providing services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Adviser and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's and the Sub-Adviser's businesses as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse and the Sub-Adviser applied in seeking best execution and their policies and practices regarding soft dollars for the Fund and considered Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

54

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse and the Sub-Adviser, and approving the Management Agreement and the investment management fee under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and the Sub-Adviser and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Management Agreement and the Sub-Adviser under the Sub-Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

55

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

56

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 22, 2018.

57

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

58

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-SAR-0418

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 2, 2018

/s/ Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer and Treasurer
Date:	July 2, 2018